                            OPPENHEIMER INTERNATIONAL VALUE FUND
                     6803 South Tucson Way, Centennial, Colorado 80112
                                       1.800.225.5677

                         NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                               TO BE HELD ON NOVEMBER 7, 2008

To the Shareholders of Oppenheimer International Value Fund:

     Notice is  hereby  given  that a Special  Meeting  of the  Shareholders  of
Oppenheimer  International Value Fund ("International Value Fund"), a registered open-end management  investment company,  will be held at 6803 South Tucson Way,
Centennial,  Colorado 80112 at 1:30 p.m., Mountain Time, on November 7, 2008, or
any adjournments thereof (the "Meeting"), for the following purposes:

     1. To approve an Agreement and Plan of Reorganization between International
Value  Fund  and  Oppenheimer  Quest  International  Value  Fund,  Inc.  ("Quest
International   Value  Fund"),  and  the  transactions   contemplated   thereby,
including:  (a) the transfer of  substantially  all the assets of  International
Value Fund to Quest  International  Value Fund in exchange for Class A, Class B,
Class C, Class N and Class Y shares of Quest  International  Value Fund; (b) the distribution of shares of Quest  International  Value Fund to the  corresponding
Class A,  Class B, Class C, Class N and Class Y  shareholders  of  International
Value Fund in complete  liquidation  of  International  Value Fund;  and (c) the cancellation of the outstanding  shares of International  Value Fund (all of the foregoing being referred to as the "Proposal"); and

     2. To act upon such other matters as may properly come before the Meeting.

     Shareholders  of  record  at the  close  of  business  on July 9,  2008 are entitled to notice of, and to vote at, the  Meeting.  The Proposal is more fully discussed  in the  combined  Prospectus  and  Proxy  Statement.  Please  read it carefully before telling us, through your proxy or in person,  how you wish your shares to be voted. The Board of Trustees of International Value Fund recommends a vote in favor of the Proposal.

                   YOU CAN VOTE ON THE INTERNET, BY TELEPHONE OR BY MAIL.
                               WE URGE YOU TO VOTE PROMPTLY.
                                  YOUR VOTE IS IMPORTANT.

By Order of the Board of Trustees,
Robert G. Zack, Secretary
September 17, 2008
______________________________________________________________________________
                           PLEASE VOTE THE ENCLOSED PROXY TODAY.
                 YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN.

                      OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.
                     6803 South Tucson Way, Centennial, Colorado 80112
                                       1.800.225.5677

                          COMBINED PROSPECTUS AND PROXY STATEMENT
                                  Dated September 17, 2008

                             SPECIAL MEETING OF SHAREHOLDERS OF
                            OPPENHEIMER INTERNATIONAL VALUE FUND
                               to be held on November 7, 2008

                                Acquisition of the Assets of
                            OPPENHEIMER INTERNATIONAL VALUE FUND
                     6803 South Tucson Way, Centennial, Colorado 80112
                                       1.800.225.5677

     By and in  exchange  for  Class A,  Class B,  Class C,  Class N and Class Y
    shares of
           OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

     This combined  Prospectus  and Proxy  Statement  solicits  proxies from the shareholders  of  Oppenheimer  International  Value Fund  ("International  Value
Fund"),  an open-end  management  investment  company,  to be voted at a Special
Meeting of  Shareholders  (the  "Meeting")  to approve the Agreement and Plan of
Reorganization   (the   "Reorganization   Agreement")   and   the   transactions
contemplated thereby (the "Reorganization") between International Value Fund and
Oppenheimer Quest  International  Value Fund, Inc. ("Quest  International  Value
Fund"), an open-end management  investment company. This combined Prospectus and
Proxy Statement constitutes the Prospectus of Quest International Value Fund and
the Proxy  Statement  of  International  Value  Fund filed on Form N-14 with the
Securities and Exchange  Commission  ("SEC").  If shareholders of  International
Value Fund vote to approve the Reorganization  Agreement and the Reorganization,
substantially all of the assets of International  Value Fund will be transferred to Quest  International Value Fund in exchange for shares of Quest International
Value Fund and the assumption of certain  liabilities,  if any, described in the
Reorganization   Agreement.   The  Meeting  will  be  held  at  the  offices  of
OppenheimerFunds,  Inc. (the  "Manager")  at 6803 South Tucson Way,  Centennial,
Colorado  80112 on November 7, 2008, at 1:30 p.m.,  Mountain  Time. The Board of
Trustees of  International  Value Fund is soliciting  these proxies on behalf of
International  Value Fund.  This combined  Prospectus  and Proxy  Statement will first be sent to shareholders on or about September 17, 2008.

     If the  shareholders  of  International  Value  Fund  vote to  approve  the
Reorganization  Agreement  and the  Reorganization,  shareholders  will receive:
Class A shares of Quest  International Value Fund equal in value to the value as of the  "Valuation  Date," which is the business day  preceding the Closing Date
(as such term is  defined in the  Reorganization  Agreement  attached  hereto as
Exhibit A) of the Reorganization, of their Class A shares of International Value
Fund;  Class B shares of Quest  International  Value  Fund equal in value to the value as of the Valuation  Date of their Class B shares of  International  Value
Fund;  Class C shares of Quest  International  Value  Fund equal in value to the value as of the Valuation  Date of their Class C shares of  International  Value
Fund;  Class N shares of Quest  International  Value  Fund equal in value to the value as of the Valuation  Date of their Class N shares of  International  Value
Fund; and Class Y shares of Quest International Value Fund equal in value to the value as of the Valuation  Date of their Class Y shares of  International  Value
Fund. International Value Fund will subsequently be dissolved.

     This combined  Prospectus and Proxy Statement gives  information  about the
Class A,  Class B,  Class C,  Class N and Class Y shares of Quest  International
Value Fund that you  should  know  before  investing.  You should  retain it for future  reference.  A Statement of Additional  Information,  dated September 17,
2008, relating to the Reorganization, has been filed with the SEC as part of the
Registration  Statement  on Form  N-14  (the  "Registration  Statement")  and is
incorporated  herein by  reference.  You may  receive a free copy by  writing to
OppenheimerFunds  Services  (the  "Transfer  Agent") at P.O.  Box 5270,  Denver,
Colorado  80217,   by  visiting  the   OppenheimerFunds   Internet   website  at
www.oppenheimerfunds.com or by calling toll-free 1.800.225.5677.  The Prospectus of Quest  International Value Fund dated February 28, 2008, as supplemented July
1, 2008, is enclosed herewith and considered a part of this combined  Prospectus and Proxy Statement.  It is intended to provide you with information about Quest
International  Value Fund. For more  information  regarding Quest  International
Value Fund,  in addition to its  Prospectus,  see the  Statement  of  Additional
Information  dated  February 28, 2008, as  supplemented  April 28, 2008, May 12,
2008 and July 1, 2008, the annual report dated November 30, 2007, which includes audited financial  statements of Quest International Value Fund for the 12-month period ended November 30, 2007 and management's  discussion of fund performance, and  the  semi-annual  report  dated  May 31,  2008,  which  includes  unaudited financial  statements of Quest  International  Value Fund.  These documents have been filed with the SEC and are incorporated herein by reference.

     For more information regarding International Value Fund, see the Prospectus of  International  Value  Fund  dated  August  27,  2008.  In  addition  to  its
Prospectus,  see the Statement of Additional  Information of International Value
Fund dated August 27, 2008,  and the annual report of  International  Value Fund
dated  April  30,  2008,   which  includes  audited   financial   statements  of
International  Value  Fund for the  12-month  period  ended  April 30,  2008 and management's  discussion of fund  performance.  These  documents have been filed with the SEC and are incorporated herein by reference.

     You may receive a free copy of these  documents  by writing to the Transfer
Agent at P.O.  Box 5270,  Denver,  Colorado  80217,  by visiting  the website at
www.oppenheimerfunds.com or by calling toll-free 1.800.225.5677.

     Mutual fund shares are not deposits or obligations of any bank, and are not insured or guaranteed by the Federal Deposit Insurance  Corporation or any other
U.S.  government  agency.  Mutual fund shares involve investment risks including the possible loss of principal.  As with all mutual funds,  the  Securities  and
Exchange  Commission has not approved or disapproved  these securities or passed upon the adequacy of this Prospectus and Proxy Statement.  Any representation to the contrary is a criminal offense. This combined Prospectus and Proxy Statement is dated September 17, 2008.

                                     TABLE OF CONTENTS
                          COMBINED PROSPECTUS AND PROXY STATEMENT

   How do the investment objectives and policies of the Funds compare?..  4
   What are the fees and expenses of each Fund and what are they expected to be after the Reorganization?...................................  6
   What are the capitalizations of the Funds and what would the capitalization be after the Reorganization?.......................  13
   How have the Funds performed?........................................  14

How do the Account Features and Shareholder Services for the Funds Compare? 17

   What should I know about Class A, Class B, Class C, Class N

Exhibit A:  Agreement and Plan of Reorganization between Oppenheimer
    International Value Fund and Oppenheimer Quest
    International Value Fund............................................  A-1
Exhibit B:  Principal Shareholders......................................  B-1

Enclosures:
Prospectus of Oppenheimer Quest International Value Fund dated February 28,
2008, as supplemented July 1, 2008.

                                          SYNOPSIS

     This is  only a  summary  and is  qualified  in its  entirety  by the  more detailed information  contained in or incorporated by reference in this combined
Prospectus  and Proxy  Statement and by the  Reorganization  Agreement  which is attached as Exhibit A. Shareholders  should carefully review this Prospectus and
Proxy  Statement  and the  Reorganization  Agreement  in their  entirety and the
Prospectus of Quest  International  Value Fund which accompanies this Prospectus and Proxy Statement and is incorporated herein by reference.

What am I being asked to vote on?

     You are being asked by the Board of Trustees (the "Board") of International
Value Fund to approve the reorganization of your Fund, International Value Fund, with and into Quest  International  Value Fund (each  individually  a "Fund" and collectively the "Funds").  If shareholders of International  Value Fund approve the Reorganization,  substantially all of the assets of International Value Fund will be transferred to Quest  International Value Fund, in exchange for an equal value of shares of Quest  International Value Fund and the assumption of certain liabilities,  if any, described in the Reorganization  Agreement.  The shares of
Quest  International  Value Fund will then be distributed to International Value
Fund shareholders, and International Value Fund will subsequently be liquidated.
If the  Reorganization is approved by shareholders of International  Value Fund, you will no longer be a shareholder of International  Value Fund, and,  instead, will become a shareholder of Quest  International Value Fund. This exchange will occur on the  Closing  Date  (as  such  term is  defined  in the  Reorganization
Agreement) of the Reorganization.

     Approval of the Reorganization means that as a shareholder in International
Value  Fund,  you will  receive  Class A,  Class B,  Class C, Class N or Class Y shares of Quest  International Value Fund, as the case may be, equal in value to the value of the net assets of your International  Value Fund shares transferred to Quest  International  Value Fund on the Closing Date.  The shares you receive will be issued at net asset value ("NAV") without a sales charge and will not be subject to any additional  contingent  deferred sales charge ("CDSC").  However, any CDSC that applies to  International  Value Fund shares as of the date of the exchange will carry over to Quest  International  Value Fund shares  received in the Reorganization.

     In considering whether to approve the Reorganization,  you should consider, among other things:

     (i) The number of  similarities  (as well as any  differences)  between the
Funds (as discussed  herein) and the relative  advantages and  disadvantages  of each Fund.

     (ii) That the  Reorganization  would allow you the ability to continue your investment  in a fund  that  closely  resembles  the  investment  style you were seeking when you invested in International Value Fund.

     International Value Fund is an open-end,  diversified management investment company  organized  as  a  Massachusetts  business  trust  in  May  2003.  Quest
International  Value  Fund is an  open-end,  diversified  management  investment company organized as a Maryland  corporation in April 1990.  International Value
Fund  commenced  operations on August 1, 2003.  Quest  International  Value Fund
commenced  operations on July 2, 1990. As of May 31, 2008,  International  Value
Fund had approximately $227 million in net assets, and Quest International Value
Fund had approximately $949 million in net assets.

     Shareholders of  International  Value Fund are expected to realize a number of benefits from the proposed Reorganization. If the Reorganization is approved, shareholders of  International  Value Fund could be expected to benefit from the future  economies  of scale  associated  with a larger  fund as a result  of the combined  assets  realizing a lower  management fee breakpoint  than each Fund's assets  would  realize  individually.  Furthermore,  shareholders  would get the benefit of lower operating expenses with a larger fund, resulting in your paying lower  expenses  as a  shareholder  of Quest  International  Value  Fund.  Also, although the  performance of  International  Value Fund and Quest  International
Value Fund is substantially similar, Quest International Value Fund has a longer performance  track  record.(1)  The Manager  believes  the sales  prospects  for
International  Value  Fund  are  not  as  strong  as  the  prospects  for  Quest
International  Value  Fund  which  has a larger  asset  base and a longer  track record, which generally enhance the Fund's visibility, driving sales and assets, in turn enhancing  possibilities for benefits from economies of scale. Moreover,
the  Funds  have  similar  investment  objectives  and  portfolio   investments,
therefore  shareholders who originally  purchased shares of International  Value
Fund will  continue  to have the  benefit  of owning  shares of a  substantially similar fund. Additionally,  the Manager is the investment adviser to both Funds and employs the same  portfolio  manager to manage both Funds,  which results in duplicative  efforts with respect to tracking  portfolio  positions,  compliance
with  investment  limits,   preparation  of  reports  and  other  administrative
functions.  As a result,  the Manager  believes  that merging the two Funds also will allow the  portfolio  manager and his team to focus on managing  one larger fund rather than two smaller but similar funds.  (See the discussion in "Reasons for the Reorganization" beginning on page 31 for more details.)

     The Board of Trustees of  International  Value Fund  reviewed and discussed with  the  Manager  and the  Board's  independent  legal  counsel  the  proposed
Reorganization.  Information  with  respect  to, but not limited to, each Fund's respective  investment  objectives and policies,  management fees,  distribution fees and other operating  expenses,  historical  performance and asset size, was also considered by the Board of International Value Fund.

     Based on the  considerations  discussed  above and the  reasons  more fully described  under  "Reasons  for the  Reorganization"  (beginning  on  page  30), together with other relevant  factors and  information,  at meetings held on May
29, 2008, and June 19, 2008, the Board of Trustees of  International  Value Fund
concluded that the Reorganization would be in the best interests of shareholders of International  Value Fund and that the Fund would not experience any dilution as a result of the Reorganization.  The Board of Trustees of International Value
Fund  voted  to  approve  the  proposed  Reorganization  and to  recommend  that shareholders approve the proposed Reorganization.

     The proposed  Reorganization was also approved by the Board of Directors of
Quest  International  Value Fund following  meetings held on June 2 and June 16,
2008.

     (1) While  part of that  record was  earned  while the Fund was  managed by
OpCap  Advisors,  the Fund is required under SEC rules to quote that record when quoting performance data (with appropriate explanation).

                       THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
                          TO APPROVE THE REORGANIZATION AGREEMENT

What are the general tax consequences of the Reorganization?

     It is  expected  that  shareholders  of  International  Value Fund will not recognize  any gain or loss for federal  income tax  purposes as a result of the exchange  of their  shares for shares of Quest  International  Value  Fund.  You should,  however,  consult your tax advisor regarding the effect, if any, of the
Reorganization  in light  of your  individual  circumstances.  You  should  also consult your tax advisor about state and local tax consequences.

     For federal income tax purposes,  the holding period of your  International
Value  Fund  shares  will  be  carried  over to the  holding  period  for  Quest
International   Value  Fund   shares  you   receive  in   connection   with  the
Reorganization.   This   exchange   will  occur  on  the  Closing  Date  of  the
Reorganization.

     One of the requirements to qualify as a tax-free  reorganization  under the
Internal  Revenue  Code  is  that  a  significant   portion  of  the  assets  of
International  Value Fund continue to be used by Quest  International Value Fund after the  Reorganization.  Due to common holdings in both Funds, it is expected that the assets of International Value Fund will satisfy this requirement.  As a result,  prior to the  Reorganization,  it is not expected to be  necessary  for
International Value Fund to sell portfolio securities that do not conform to the portfolio  securities  of Quest  International  Value Fund for  purposes  of the
Reorganization.  However,  International Value Fund may sell securities prior to the  Reorganization  in the  ordinary  course  of its  business  as an  open-end investment company.

     For further  information about the tax consequences of the  Reorganization, please see the section titled  "Information About the  Reorganization--What  are the Tax Consequences of the Reorganization?"

How do the investment objectives and policies of the Funds compare?

     The  chart  below  compares  the  Funds'  overall  investment   objectives,
investment strategies and other policies.

 -------------------------------------------------------------------------------
        INTERNATIONAL VALUE FUND             QUEST INTERNATIONAL VALUE FUND
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
                             Investment Objectives
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 The Fund seeks long-term capital        The Fund seeks long-term capital
 appreciation.                           appreciation.

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
                             Investment Strategies
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 The Fund currently invests mainly in    The Fund currently invests mainly in
 common stocks of companies believed by  common stocks of companies believed
 the Manager to be undervalued, that     by the Manager to be undervalued,
 are domiciled outside the United        that are domiciled outside the United
 States or have their primary            States or have their primary
 operations outside the U.S.             operations outside the U.S.

 The Fund does not limit its             The Fund does not limit its
 investments to issuers within a         investments to issuers within a
 specific market capitalization range.   specific market capitalization range.
 At times, the Fund may invest a         At times, the Fund may invest a
 substantial portion of its assets in a  substantial portion of its assets in
 particular capitalization range. For    a particular capitalization range.
 example, the Fund may invest a          For example, the Fund may invest a
 substantial portion of its assets in    substantial portion of its assets in
 stocks issued by small and mid-sized    stocks issued by small and mid-sized
 companies.                              companies.

 The Fund can invest in emerging         The Fund can invest in emerging
 markets as well as developed markets    markets as well as developed markets
 throughout the world, although it may   throughout the world, although it may
 place greater emphasis on investing in  place greater emphasis on investing
 one or more particular regions from     in one or more particular regions
 time to time, such as Europe or Asia.   from time to time, such as Europe or
 It can invest 100% of its assets in     Asia. It can invest 100% of its
 foreign securities. Under normal        assets in foreign securities. Under
 market conditions, the Fund will        normal market conditions, the Fund
 invest at least 80% of its net assets   will invest at least 80% of its net
 (plus borrowings for investment         assets (plus borrowings for
 purposes) in foreign common and         investment purposes) in foreign
 preferred stock of issuers in at least  common and preferred stock of issuers
 five different countries outside the    in at least five different countries
 United States.                          outside the United States.

 The Manager evaluates investment        The Manager evaluates investment
 opportunities on a company-by-company   opportunities on a company-by-company
 basis. The portfolio manager looks      basis. The portfolio manager looks
 primarily for foreign companies using   primarily for foreign companies using
 a value criteria and a "bottom-up"      value criteria and a "bottom-up"
 investment approach - that is,          investment approach. A "bottom-up"
 analyzing individual stocks before      investment approach attempts to
 considering the impact of general or    analyze individual stocks before
 industry economic trends. The           considering the impact of general or
 portfolio manager's value criteria      industry economic trends. The
 entails estimating a company's fair     portfolio manager uses value criteria
 value and comparing the estimated fair  to estimate a company's fair value
 value to the company's stock price.     and to compare the estimated fair
 This approach includes fundamental      value to the company's stock price.
 analysis of a company's financial       This approach includes fundamental
 statements, profitability, and          analysis of a company's financial
 management structure. It also includes  statements, profitability, and
 analysis of the company's operations,   management structure. It also
 business strategy, product              includes analysis of the company's
 development, and competitive            operations, business strategy,
 positioning, as well as the industry    product development, and competitive
 and sector of which the issuer is part. positioning, as well as the industry and sector of which the issuer is a
 The portfolio manager monitors          part.
  individual issuers for changes in the
  factors above that may lead to a       The portfolio manager monitors
  decision to sell a security. The       individual issuers for changes in the
  portfolio manager may also sell a      factors above that may lead to a
  security if its share price meets the  decision to sell a security. The
  portfolio manager's targeted price,    portfolio manager may also sell a
  or if the portfolio manager            security if its share price meets the
  determines a new or better investment  portfolio manager's targeted price,
  idea has emerged.                      or if the portfolio manager
                                         determines that a new or better
                                         investment idea has emerged.
 -------------------------------------------------------------------------------
                         Who is the Fund Designed For?
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 The Fund is designed primarily for      The Fund is designed for investors
 investors seeking capital appreciation  seeking capital appreciation over the in their investment over the long-term  long term. Those investors should be
 from a fund that normally has           willing to assume the risk of
 substantial foreign investment.  Those  short-term share price fluctuations
 investors should be willing to assume   that are typical for a fund
 the greater risks of share price        emphasizing investments in foreign
 fluctuations that are typical for an    equity securities. Since the Fund's
 aggressive fund focusing on stock       income level will fluctuate, it is
 investments, and the special risks of   not designed for investors needing
 investing in both emerging and          current income. Because of its focus
 developed foreign countries. The Fund   on long-term growth, the Fund may be
 does not seek current income and the    appropriate for a portion of an
 income from investments will be likely  investor's retirement plan. The Fund
 be small, so it is not designed for     is not a complete investment program.
 investors needing income. Because of
 its focus on long-term capital
 appreciation, the Fund may be
 appropriate for some portion of a
 retirement plan investment for
 investors with a high risk tolerance.
 The Fund is not a complete investment
 program.
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
                                    Manager
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 OppenheimerFunds, Inc.                  OppenheimerFunds, Inc.
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
                               Portfolio Managers
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Dominic Freud                           Dominic Freud
 -------------------------------------------------------------------------------

     As shown in the chart above, the Funds' investment objectives focus on long term capital  appreciation  and for each Fund, the portfolio  manager  evaluates investment  opportunities on a  company-by-company  basis, looking primarily for foreign  companies  using value criteria and a "bottom up" investment  approach.
Both Funds invest mainly in common  stocks of companies  believed by the Manager to be  undervalued,  and that are  domiciled  outside the United  States or have their primary operations outside the U.S.

     As of  May  31,  2008,  98.96%  of  International  Value  Fund's  portfolio consisted of equities and 0.62%  consisted of cash and cash  equivalents.  As of
May 31, 2008, 95.82% of Quest  International Value Fund's portfolio consisted of equities and 3.73% consisted of cash and cash equivalents. Each Fund's portfolio was allocated across the following sectors*:

---------------------------------------------------------------------------------
                                    International Value    Quest International
              SECTOR                  Fund Allocation     Value Fund Allocation
                                      (as of 5/31/08)        (as of 5/31/08)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
o     Consumer Discretionary               23.60%                 22.65%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
o     Financials                           21.75%                 21.34%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
o     Industrials                          11.03%                 10.87%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
o     Information Technology               9.80%                  9.33%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
o     Energy                               8.43%                  8.28%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
o     Telecommunication Services           7.42%                  7.05%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
o     Health Care                          6.42%                  6.19%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
o     Consumer Staples                     6.04%                  5.86%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
o     Materials                            3.96%                  3.82%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
o     Utilities                            0.76%                  0.74%
---------------------------------------------------------------------------------

* Unaudited

     What are the fees and  expenses of each Fund and what are they  expected to be after the Reorganization?

     Each Fund pays a variety of expenses directly for management of its assets, administration and/or distribution of shares and other services.  Those expenses are  subtracted  from each Fund's assets to calculate the Fund's net asset value per share.  Shareholders pay these expenses  indirectly.  Shareholders pay other expenses directly, such as sales charges.

     The tables below reflect the current  contractual  management  fee schedule for each of the  Funds  and the "pro  forma"  management  fee  schedule  for the surviving Quest International  Value Fund upon the successful  completion of the
Reorganization.  The tables are provided to help you  understand and compare the fees and expenses of  investing  in shares of each Fund.  The pro forma fees and expenses of the surviving Quest  International Value Fund show what the fees and expenses are expected to be after giving effect to the Reorganization.

     "Other Expenses" in the tables include transfer agent fees, custodial fees, and accounting  and legal expenses that each Fund pays.  Except for the expenses for Class Y shares of Quest International  Value Fund, which are estimated,  the
"Other  Expenses" in the tables are based on, among other things,  the fees each
Fund would have paid if the  Transfer  Agent had not waived a portion of its fee under a voluntary  undertaking  to the Funds to limit the transfer agent fees to
0.35% of average  daily net assets per  fiscal  year for all  classes.  For each
Fund, that undertaking may be amended or withdrawn at any time.

     Currently,  the  Manager  has  voluntarily  agreed  to  waive  fees  and/or reimburse  International  Value Fund for certain expenses so that the Total Fund
Operating Expenses for that Fund will not exceed 1.70% for Class A shares, 2.45%
for Class B and Class C shares,  1.95% for Class N shares  and 1.45% for Class Y shares.  After giving  effect to the expense  limitation  provisions  the actual
Total Fund  Operating  Expenses were the same as shown in the table for Class A,
B, C and Y shares  because the expenses  caps were not exceeded for the 12-month period  ending May 31, 2008.  For Class N shares,  after  voluntary  waivers and expense  reimbursements,  "Other  Expenses" and "Total Fund Operating  Expenses"
were 0.74 and  2.07%.  Effective  July 1,  2008,  the  Manager  has  voluntarily undertaken to waive a portion of the  International  Value Fund's management fee so that the  effective  management  fee rate for that Fund will not  exceed  the combined  effective  management  fee  and  administrative  fee  rates  of  Quest
International  Value  Fund  measured  as of the last  business  day of the prior month.  These voluntary  undertakings may be withdrawn or amended by the Manager at any time.  Other than the voluntary  undertaking  to the Quest  International
Value Fund to limit the transfer  agent fees to 0.35% as noted above,  there are no other voluntary undertakings to waive any other fees.

                              CURRENT AND PRO FORMA FEE TABLES
       For Classes A, B, C, N and Y for the 12-month period as of May 31, 2008

------------------------------------------------------------------------------
  Fee and Expense Comparison  International     Quest International Value    International Value
   (Class A shares)           Value Fund        Value Fund                   Fund/Quest International
                                             Fund/Quest                      Value Fund
                                                                             Combined
                                                                             Pro Forma Expenses

Shareholder Transaction Expenses (charges paid directly\
from a shareholder's  investment)

Maximum Sales Charge (Load)       5.75%            5.75%                      5.75%
on purchases (as a % of
offering price)

Maximum Deferred Sales
Charge (Load) (as a % of
the lower of the original        None(1)            None(1)                   None(1)
offering price or
redemption proceeds)

Redemption Fee (as a
percentage of total               2.00%            2.00%                       2.00%
redemption proceeds)(5)

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Management Fee                    0.85%            0.59%                       0.59%

Administration Fee                0.00%            0.20%                       0.19%

Distribution and/or Service       0.23%            0.25%                       0.25%
(12b-1) Fees

Other Expenses                    0.27%            0.22%                       0.23%

Total Fund Operating              1.35%            1.26%                       1.26%
Expenses

         (CLASS B SHARES)      International       Quest          International Value
                               Value Fund         International     Fund/Quest
                                                  Value Fund      International Value
                                                                       Fund
                                                                     Combined
                                                                   Pro Forma Expenses
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
 Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
 Maximum Sales Charge (Load)        None            None               None
 on purchases (as a % of
 offering price)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
 Maximum Deferred Sales
 Charge (Load) (as a % of the
 lower of the original             5%(2)           5%(2)               5%(2)
 offering price or redemption
 proceeds)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Redemption Fee (as a
percentage of total                2.00%           2.00%               2.00%
redemption proceeds)(5)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
 Annual Fund Operating Expenses (as a percentage of average daily net assets)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
 Management Fee                    0.85%           0.59%               0.59%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
 Administration Fee                0.00%           0.20%               0.19%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
 Distribution and/or Service       1.00%           1.00%               1.00%
 (12b-1) Fees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
 Other Expenses                    0.40%           0.35%               0.37%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
 Total Fund Operating Expenses     2.25%           2.14%               2.15%
-------------------------------------------------------------------------------------

         (CLASS C SHARES)      International       Quest          International Value
                               Value Fund         International     Fund/Quest
                                                  Value Fund      International Value
                                                                       Fund
                                                                     Combined
                                                                   Pro Forma Expenses

  Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

  Maximum Sales Charge           None           None                   None
  (Load) on purchases (as a
  % of offering price)

  Maximum Deferred Sales
  Charge (Load) (as a % of
  the lower of the original     1%(3)          1%(3)                   1%(3)
  offering price or
  redemption proceeds)

  Redemption Fee (as a           2.00%          2.00%                  2.00%
  percentage of total
  redemption proceeds)(5)

  Annual Fund Operating Expenses (as a percentage of average daily net assets)

   Management Fee                 0.85%          0.59%                0.59%

   Administration Fee             0.00%          0.20%                0.19%

   Distribution and/or            1.00%          1.00%                1.00%
   Service (12b-1) Fees

   Other Expenses                 0.29%          0.30%                0.30%

   Total Fund Operating           2.14%          2.09%                2.08%
   Expenses

         (CLASS N SHARES)      International       Quest          International Value
                               Value Fund         International     Fund/Quest
                                                  Value Fund      International Value
                                                                       Fund
                                                                     Combined
                                                                  Pro Forma Expenses

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Sales Charge (Load) on        None          None             None
purchases (as a % of offering
price)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a % of the lower of
the original offering price or        1%(4)         1%(4)            1%(4)
redemption proceeds)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Redemption Fee (as a percentage       2.00%         2.00%            2.00%
of total redemption proceeds)(5)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Management Fee                        0.85%         0.59%           0.59%
---------------------------------------------------------------------------------
Administration Fee                    0.00%         0.20%           0.19%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Distribution and/or Service           0.48%         0.50%           0.50%
(12b-1) Fees
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Other Expenses                        0.74%         0.37%           0.38%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Total Fund Operating Expenses         2.07%         1.66%           1.66%
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
        (CLASS Y SHARES)          International     Quest       International
                                                               Value Fund/Quest
                                                                International
                                                                  Value Fund
                                   Value Fund   International      Combined
                                                Value Fund(6)  Pro Forma Expenses
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Sales Charge (Load) on        None          None             None
purchases (as a % of offering
price)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a % of the lower of
the original offering price or        None          None             None
redemption proceeds)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Redemption Fee (as a percentage       2.00%         2.00%           2.00%
of total redemption proceeds)(5)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Management Fee                        0.85%         0.59%           0.59%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Administration Fee                    0.00%         0.20%           0.19%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Distribution and/or Service           0.00%         0.00%           0.00%
(12b-1) Fees
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Other Expenses                        0.06%         0.04%           0.06%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Total Fund Operating Expenses         0.91%         0.83%           0.84%
---------------------------------------------------------------------------------

     1. A Class A contingent  deferred  sales charge may apply to redemptions of investments of $1 million or more or to certain retirement plan redemptions. See
"How to Buy Shares" for details.

     2. Applies to  redemptions  in first year after  purchase.  The  contingent deferred sales charge gradually  declines from 5% to 1% in years one through six and is eliminated after that.

     3. Applies to shares redeemed within 12 months of purchase.

     4. Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

     5. The  redemption  fee  applies to the  proceeds  of Fund  shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their  purchase.  See "How to Sell Shares" for more  information on when the redemption fee will apply.  Effective January 1, 2009, the 2% redemption fee imposed on the proceeds of shares redeemed (by sale or exchange)  within 30 days of their purchase is discontinued. The Fund's other policies and procedures with respect to excessive short-term trading remain in full effect.

     6. Class Y shares  will be first  offered  November  13,  2008.  Thus,  the expenses for Class Y are  estimated  for the partial  fiscal year ending May 31,
2009.  Expenses may vary in future  years.  "Other  Expenses"  are  estimates of transfer agent fees,  custodial fees,  accounting fees, and accounting and legal expenses  based on the Manager's  projections of what those expenses will be for the partial fiscal year.

Examples

     The  examples  below are intended to help you compare the cost of investing in International  Value Fund, Quest  International Value Fund, and the surviving
Quest International  Value Fund after the Reorganization.  These examples assume an annual return for each class of 5%, the operating  expenses  described in the tables above and reinvestment of your dividends and distributions.

     Your actual costs may be higher or lower  because  expenses  will vary over time.  For each  $10,000  investment,  you  would  pay the  following  projected expenses if you  redeemed  your  shares  after the number of years shown or held your shares for the number of years shown  without  redeeming,  according to the following examples.

                                  International Value Fund
--------------------------------------------------------------------------------
If shares are              1 Year        3 Years       5 Years      10 Years
redeemed(1):
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $705          $981         $1,276        $2,116
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $731         $1,011        $1,418       $2,170(2)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $319          $677         $1,161        $2,498
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $312          $655         $1,125        $2,425
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y                      $93          $291          $506         $1,125
--------------------------------------------------------------------------------

                                  International Value Fund
--------------------------------------------------------------------------------
If shares are not          1 Year        3 Years       5 Years      10 Years
redeemed(4):
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $705          $981         $1,276        $2,116
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $231          $711         $1,218       $2,170(2)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $219          $677         $1,161        $2,498
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $212          $655         $1,125        $2,425
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y                      $93          $291          $506         $1,125
--------------------------------------------------------------------------------

                               Quest International Value Fund
--------------------------------------------------------------------------------
If      shares      are    1 Year        3 Years       5 Years      10 Years
redeemed(1):
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $668          $865         $1,078        $1,691
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $719          $977         $1,361       $1,909(2)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $314          $662         $1,135        $2,446
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $270          $528          $910         $1,981
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y(3)                   $85          $266          $462         $1,030
--------------------------------------------------------------------------------

                               Quest International Value Fund
--------------------------------------------------------------------------------
If shares are not          1 Year        3 Years       5 Years      10 Years
redeemed(4):
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $668          $865         $1,078        $1,691
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $219          $677         $1,161       $1,909(2)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $214          $662         $1,135        $2,446
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $170          $528          $910         $1,981
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y(3)                   $85          $266          $462         $1,030
--------------------------------------------------------------------------------

    Pro Forma Surviving Quest International Value Fund (Post-Reorganization)
--------------------------------------------------------------------------------
If  shares are              1 year        3 years       5 years      10 years
redeemed(1):
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $697          $954         $1,231        $2,019
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $720          $980         $1,367       $1,930(2)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $313          $658         $1,130        $2,435
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $270          $528          $910         $1,981
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y(3)                   $86          $269          $468         $1,041
--------------------------------------------------------------------------------

       Pro Forma Surviving Quest International Value Fund (Post-Reorganization)
--------------------------------------------------------------------------------
If shares are not           1 year        3 years       5 years      10 years
redeemed(4):
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $697          $954         $1,231        $2,019
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $220          $680         $1,167       $1,930(2)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $213          $658         $1,130        $2,435
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $170          $528          $910         $1,981
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y(3)                   $86          $269          $468         $1,041
--------------------------------------------------------------------------------

     (1.) In the "If shares are redeemed" examples, expenses include the initial sales  charge  for  Class A and the  applicable  Class  B,  Class C and  Class N contingent deferred sales charges.

     (2.) Class B expenses for years 7 through 10 are based on Class A expenses, since  Class B shares  automatically  convert to Class A shares 72 months  after purchase.

     (3.) Class Y shares will be first  offered  November  13, 2008.  Thus,  the examples for Class Y are  estimated  for the partial  fiscal year ending May 31,
2009. There is no sales charge on Class Y shares.

     (4.) In the "If shares  are not  redeemed"  examples,  the Class A expenses include the initial sales  charge,  but Class B, Class C and Class N expenses do not include the contingent deferred sales charges.

     Tables showing each Fund's Annual Total Operating Expenses and expense cost examples for its most recently completed fiscal year can be found, respectively, in the prospectus of Quest  International Value Fund dated February 28, 2008 and the prospectus of International  Value Fund dated August 27, 2008, each of which are incorporated herein by reference

     What  are  the   capitalizations   of  the   Funds   and  what   would  the
capitalizations be after the Reorganization?

     The following tables set forth the existing  capitalization  (unaudited) of
International  Value Fund and Quest International Value Fund as of May 31, 2008,
and the pro forma combined  capitalization of Quest  International Value Fund as of May 31, 2008, as if the Reorganization had occurred on that date.

--------------------------------------------------------------------------------
International Value Fund Net Assets Shares Net Asset Value Outstanding Per Share
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class            A            $95,381,669            5,761,635            $16.55
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class            B            $15,630,948             959,833             $16.29
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class            C            $28,874,312            1,774,321            $16.27
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class              N              $76,982              4,669              $16.49
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class            Y            $86,755,438            5,240,449            $16.55
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL                          $226,719,349                           13,740,907
-------------------------------------------------------------

--------------------------------------------------------------------------------
Quest International         Net Assets          Shares        Net Asset Value
Value Fund                                   Outstanding         Per Share
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class A                  $835,993,543       43,615,612          $19.17
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class B                  $34,829,539        1,979,354           $17.60
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class C                  $59,196,286        3,385,910           $17.48
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class N                  $17,467,097         925,067            $18.88
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class Y+                      --                --                --
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL                      $947,486,465       49,905,943
-------------------------------------------------------------

--------------------------------------------------------------------------------
Quest International         Net Assets          Shares        Net Asset Value
Value Fund
(Pro Forma Surviving
Fund)*                                       Outstanding         Per Share
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class A                  $931,375,212       48,591,882          $19.17
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class B                  $50,460,487        2,867,657           $17.60
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class C                  $88,070,598        5,037,463           $17.48
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class N                  $17,544,079         929,144            $18.88
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class Y                  $86,755,438        4,526,221            $19.17
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL                     $1,174,205,814      61,952,367
-------------------------------------------------------------

     * Reflects  the  issuance  of  4,976,270  Class A shares,  888,303  Class B shares,  1,651,553  Class C shares,  4,077 Class N shares and 4,526,221  Class Y shares of Quest  International  Value  Fund in a tax-free  exchange  for the net assets of International Value Fund, aggregating 12,046,424 shares.

     + Class Y shares of Quest  International  Value Fund were not being offered as of May 31, 2008.

How have the Funds performed?

     The  following  past  performance  information  for each  Fund is set forth below:  (i) a bar chart showing  changes in each Fund's  performance for Class A shares  from  year  to year  for the  last  ten  calendar  years  (or  less,  if applicable)  and (ii) tables  detailing how the average  annual total returns of each  Fund's  shares,  both  before  and  after  taxes,  compared  to  those  of broad-based  market indices.  The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income  tax rates in effect  during the  periods  shown and do not  reflect  the impact of state or local taxes.  The after-tax  returns are calculated  based on certain assumptions mandated by regulation and your actual after-tax returns may differ  from those  shown,  depending  on your  individual  tax  situation.  The after-tax  returns set forth below are not relevant to investors  who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional  investors not subject to tax. The past investment  performance of either Fund,  before and after taxes,  is not  necessarily  an indication of how either Fund will perform in the future.

Annual Total Returns for International Value Fund (Class A) as of 12/31 each year

[Graphic bar chart]

--------------------------------------------------------------------------------
          Calendar Year Ended:            Oppenheimer International Value Fund
                                                  Annual Total Returns
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/04                                 28.25%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/05                                 13.61%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/06                                 24.19%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/07                                 -0.04%
--------------------------------------------------------------------------------

     Sales charges and taxes are not included in the  calculations  of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

     For the period from January 1, 2008 through June 30, 2008,  the  cumulative return (not annualized) before taxes for Class A shares was -19.70%.  During the period shown in the bar chart, the highest return (not annualized)  before taxes for a calendar  quarter  was 16.37%  (4th Qtr `04) and the  lowest  return  (not annualized) before taxes for a calendar quarter was -7.88% (4th Qtr `07).

     Annual  Total  Returns for Quest  International  Value Fund (Class A) as of
12/31 each year

[Graphic bar chart]

--------------------------------------------------------------------------------
          Calendar Year Ended:           Oppenheimer Quest International Value
                                                          Fund
                                                  Annual Total Returns
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/98                                 12.31%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/99                                 24.99%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/00                                 2.21%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/01                                -14.06%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/02                                -17.71%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/03                                 35.21%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/04                                 14.10%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/05                                 13.52%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/06                                 25.38%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/07                                 -0.08%
--------------------------------------------------------------------------------

     Sales charges and taxes are not included in the  calculations  of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

     For the period from January 1, 2008 through June 30, 2008,  the  cumulative return (not annualized) before taxes for Class A shares was -19.44%.  During the period shown in the bar chart, the highest return (not annualized)  before taxes for a calendar  quarter  was 16.48%  (2nd Qtr `03) and the  lowest  return  (not annualized) before taxes for a calendar quarter was -16.27% (3rd Qtr `02).

     Prior  to  August  1,  2003,  Quest  International  Value  Fund  was  named
"Oppenheimer  Quest Global  Value Fund,  Inc." and it operated as a global value fund. It has since changed its focus to international value equities. Therefore, the  longer  term  performance  of Quest  International  Value Fund is not based solely on the investment objective and strategies the Fund currently employs.

International Value Fund
-----------------------------------------------------------------
Average Annual Total Returns                        5 Years
for    the    periods    ended                    (or life of
December 31, 2007                  1 Year       class, if less)
-----------------------------------------------------------------
-----------------------------------------------------------------
Class  A   Shares   (inception
8/1/03)                            -5.78%           17.59%
  Return Before Taxes              -6.76%           16.17%
  Return After Taxes on            -3.17%           14.69%
  Distributions
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares
-----------------------------------------------------------------
Class  B   Shares   (inception     -5.65%           13.31%
5/6/04)
-----------------------------------------------------------------
-----------------------------------------------------------------
Class  C   Shares   (inception     -1.78%           13.99%
5/6/04)
-----------------------------------------------------------------
-----------------------------------------------------------------
Class  N   Shares   (inception     -3.63%             N/A
11/16/07)
-----------------------------------------------------------------
-----------------------------------------------------------------
Class  Y   Shares   (inception      0.23%           12.99%
9/27/05)
-----------------------------------------------------------------
-----------------------------------------------------------------
MSCI World Index (reflects no       9.57%          16.61%(1)
deduction for fees, expenses                       14.92%(2)
or taxes)                                          14.78%(3)
-----------------------------------------------------------------
-----------------------------------------------------------------
MSCI World Index ex U.S.           17.12%          24.41%(1)
(reflects no deduction for                         22.17%(2)
fees, expenses or taxes)                           21.67%(3)
-----------------------------------------------------------------
    (1)From 7/31/03
    (2)From 4/30/04
    (3)From 9/30/05

Quest International Value Fund
------------------------------------------------------------------------------------
Average Annual Total Returns       1 Year                             10 Years
for    the    periods    ended                                      (or life of
December 31, 2007                                   5 Years       class, if less)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class  A   Shares   (inception
7/2/90)                            -5.82%           15.64%             7.69%
  Return Before Taxes              -7.05%           14.34%             6.16%
  Return After Taxes on            -3.26%           13.23%             5.99%
  Distributions
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class  B   Shares   (inception     -5.85%           15.71%             7.94%
9/1/93)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class  C   Shares   (inception     -2.06%           15.97%             7.54%
9/1/93)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class  N   Shares   (inception     -1.58%           16.54%             6.98%
3/1/01)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
MSCI EAFE Index (reflects no       11.63%           22.08%           10.26%(1)
deduction for fees, expenses
or taxes)
------------------------------------------------------------------------------------
(1)   From 2/28/01.

     For each Fund, the average annual total returns  include  applicable  sales charges:  for Class A, the current  maximum  initial sales charge of 5.75%;  for
Class B, the  contingent  deferred sales charge of 5% (1-year) and 2% (5-years);
and for Class C and Class N, the 1%  contingent  deferred  sales  charge for the
1-year  period.  There is no sales  charge for Class Y shares.  Because  Class B
shares   convert  to  Class  A  shares  72  months  after   purchase,   Class  B
"life-of-class"  performance  does not include  any  contingent  deferred  sales charge  and  uses  Class A  performance  for the  period  after  conversion.  No performance  data is shown for Quest  International  Value  Fund  Class Y shares because Class Y shares were not offered for the period ended  December 31, 2007.
The returns  measure the  performance of a hypothetical  account and assume that all dividends and capital gains distributions have been reinvested in additional shares.

     International  Value Fund's  performance  is compared to the Morgan Stanley
Capital  International  (MSCI) World Index, an unmanaged index of issuers listed on the stock  exchanges of 20 countries and the U.S. and the MSCI World Index ex
U.S.,  an unmanaged  free  float-adjusted  market  capitalization  index that is designed to measure global developed market equity performance.  Currently,  the
MSCI World Index ex U.S.  consists of 22 developed market country  indices.  The indices'  performance  includes  reinvestment  of  income  but does not  reflect
transaction  costs,  fees,   expenses  or  taxes.   International  Value  Fund's
investments vary from those in the indices.

     Quest  International  Value  Fund's  performance  is compared to the Morgan
Stanley Capital International (MSCI) Europe,  Australia,  Far East (EAFE) Index,
an unmanaged index of international  equity  securities.  The index  performance includes  reinvestment of income but does not reflect  transaction  costs, fees, expenses or taxes. Quest  International Value Fund's investments vary from those in the index.

Management's Discussion of Quest International Value Fund's Performance

     A discussion of the  performance of Quest  International  Value Fund can be found in its annual report dated  November 30, 2007 and its  semi-annual  report dated May 31, 2008 which are incorporated herein by reference.

HOW DO THE ACCOUNT FEATURES AND SHAREHOLDER SERVICES FOR THE FUNDS COMPARE?

Purchases, Redemptions and Exchanges

     The procedures for  purchases,  redemptions  and exchanges of shares of the
Funds are the same.  Shares of either  Fund may be  exchanged  for shares of the same class of certain other  Oppenheimer  funds  offering such shares.  Exchange privileges are subject to amendment or termination at any time.

     Both Funds have the same initial and subsequent  minimum investment amounts for the purchase of shares. These amounts are $1,000 and $50, respectively. Both
Funds  have a  maximum  initial  sales  charge  of 5.75%  on Class A shares  for purchases  of less than  $25,000.  The  sales  charge  of 5.75% is  reduced  for purchases  of Class A shares of  $25,000  or more.  Investors  who  purchase  $1 million or more of Class A shares pay no  initial  sales  charge but may have to pay a contingent  deferred  sales charge  ("CDSC") of up to 1% if the shares are sold within 18 calendar  months from the beginning of the calendar  month during which  they were  purchased.  Class B shares  of the  Funds  are sold  without a front-end sales charge but may be subject to a CDSC upon redemption depending on the  length of time the  shares  are  held.  The CDSC  begins  at 5% for  shares redeemed  in the  first  year  and  declines  to 1% in  the  sixth  year  and is eliminated after that. Class C shares may be purchased  without an initial sales charge,  but if redeemed  within 12 months of buying  them,  a CDSC of 1% may be deducted.  Class N shares are purchased without an initial sales charge,  but if redeemed within 18 months of the retirement plan's first purchase of N shares, a
CDSC of 1% may be deducted.

     Class  A,  Class  B,  Class  C,  Class  N  and  Class  Y  shares  of  Quest
International  Value Fund received in the  Reorganization  will be issued at net asset value, without a sales charge and no CDSC will be imposed on International
Value Fund  shares  exchanged  for Quest  International  Value Fund  shares as a result of the  Reorganization.  However,  any CDSC that applies to International
Value  Fund  shares  as of the date of the  exchange  will  carry  over to Quest
International Value Fund shares received in the Reorganization.

Dividends and Distributions

     Both Funds intend to declare dividends  separately for each class of shares
(as applicable) from net investment income. Both Funds intend to declare and pay dividends on an annual basis.  Dividends and  distributions  paid to Class A and
Class Y shares will  generally be higher than dividends for Class B, Class C and
Class N shares,  which  normally  have higher  expenses than Class A and Class Y shares.  The Funds have no fixed  dividend rate and cannot  guarantee  that they will pay any dividends or distributions.

      Either Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains each year. Each Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.  However, there can be no assurance that either Fund will pay any capital gains distributions in a particular year.

Other Shareholder Services

     Both Funds also offer the following  privileges:  (i) the ability to reduce your sales charge on purchases of Class A shares through rights of  accumulation or letters of intent,  (ii)  reinvestment of dividends and  distributions at net asset  value,  (iii)  net asset  value  purchases  by  certain  individuals  and entities,  (iv)  Asset  Builder  (automatic  investment)  Plans,  (v)  Automatic
Withdrawal  and  Exchange  Plans for  shareholders  who own  shares of the Funds valued at $5,000 or more,  (vi)  AccountLink and PhoneLink  arrangements,  (vii)
exchanges  of shares for shares of the same class of certain  other funds at net asset value,  (viii) telephone and Internet  redemption and exchange  privileges and (ix) wire  redemptions  of fund shares (for a fee). All of such services and privileges  are subject to amendment or  termination at any time and are subject to the terms of the Funds' respective prospectuses.  For additional information, please see the section in the current  Prospectus of Quest  International  Value
Fund titled "ABOUT YOUR ACCOUNT,"  provided along with this combined  Prospectus and Proxy Statement.

Special Account Features

     When your shares of  International  Value Fund are  exchanged for shares of
Quest  International  Value Fund, any special account features (such as an Asset
Builder Plan or Automatic Withdrawal Plan) selected for your International Value
Fund  account  will be  continued  for your new Quest  International  Value Fund account (if those  features are  available for Quest  International  Value Fund)
unless you instruct the Transfer Agent otherwise. If you currently own shares in both Funds and have  selected  the same special  account  features for each Fund
(such as an  Automatic  Withdrawal  Plan for both Funds) and the  accounts  have identical account attributes (e.g., account holder's name, address,  appropriate bank  accounts),  the special  account  feature  options you  selected  for your
International Value Fund account will be applied to the special account features selected for your Quest  International  Value Fund account,  unless you instruct the Transfer Agent otherwise.

HOW DO THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS DIFFER?

The Funds' Overall Risk and Main Risks of Investing

     Like all investments, an investment in either Fund involves risk. The risks associated with an investment in each Fund are substantially  similar.  There is
no  assurance  that  either  Fund  will  meet  its  investment  objective.   The
achievement of the Funds' goals depends upon market conditions,  generally,  and on the portfolio manager's analytical and portfolio management skills. The risks described below collectively form the risk profiles of the Funds, and can affect the value of the  Funds'  investments,  investment  performance  and  prices per share. There is also the risk that poor securities selection by the Manager will cause a Fund to  underperform  other  funds  having a similar  objective.  As an example,  the portfolio  manager's "value" approach to investing could result in fewer Fund  investments  in stocks that become highly valued by the  marketplace
during  times  of  rapid  market  advances.   This  could  cause  the  Funds  to
underperform other funds that seek capital appreciation but that employ a growth or non-value approach to investing.  These risks mean that you can lose money by investing in either Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

     The allocation of each Funds'  portfolio among different  investments  will vary over time  based  upon the  Manager's  evaluation  of  economic  and market trends. In the  OppenheimerFunds  spectrum,  both  International  Value Fund and
Quest  International  Value Fund are generally more  aggressive  than funds that invest in both stocks and bonds or in investment grade debt securities,  but may be less volatile than small-cap and emerging markets stock funds.

     For both International  Value Fund and Quest  International Value Fund, the
Manager tries to reduce risks by carefully  researching  securities  before they are  purchased.  The Funds also attempt to reduce their exposure to market risks by  diversifying  their  investments,  that is,  by not  holding  a  substantial percentage  of the stock of any one  company  and by not  investing  too great a percentage of assets in any one issuer. Neither Fund concentrates 25% or more of its investments in companies in any one industry.

     An  investment  in  either  Fund is not a  deposit  of any  bank and is not insured or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

     Risks of Investing in Stocks.  Because the Funds invest primarily in common stocks of foreign  companies,  the value of the Funds' holdings will be affected by changes in the  foreign  stock  markets and the  special  economic  and other factors that might primarily  affect the prices of particular  foreign  markets.
That  volatility  is likely to be even  greater  for stocks  issued by small and mid-sized  companies,  in which the Funds may invest a substantial amount of its assets.  Market  risk will affect the Funds' net asset  values per share,  which will  fluctuate as the values of the Funds'  portfolio  securities  change.  The prices of individual  stocks do not all move in the same direction  uniformly or at  the  same  time;  for  example,  "growth"  stocks  may  perform  well  under circumstances  in which "value" stocks in general have fallen.  Different  stock markets may behave differently from each other.

     Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations,  availability of basic resources or supplies, or other  events  affecting  that  industry.  To the extent the Fund  emphasizes investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

     Other factors can affect a particular  stock's price, such as poor earnings reports by the issuer,  loss of major customers,  major  litigation  against the issuer,  or  changes  in  government  regulations  affecting  the  issuer or its industry.

Principal Investment Policies

     Stock  and Other  Equity  Investments.  The  Manager  of each Fund  invests primarily in a diversified  portfolio of common stocks of issuers that may be of small,  medium or large  capitalization,  to seek capital growth. Both Funds can invest in other  equity  securities,  including  preferred  stocks,  rights  and warrants,  and  securities  convertible  into common  stock.  Both Funds can buy securities issued by domestic or foreign  companies.  Preferred stocks,  while a form of equity  security,  typically  have a fixed dividend that may cause their prices to behave  more like those of debt  securities.  If  prevailing  interest rates rise,  the fixed  dividend  on  preferred  stocks may be less  attractive, causing  the price of  preferred  stocks to  decline.  The right to  payment  of dividends  on preferred  stock  generally  is  subordinate  to the rights of the company's debt  securities.  Preferred stock  dividends may be cumulative  (they remain a liability of the company until paid) or noncumulative.

     Foreign  Securities.  Both Funds can buy  foreign  stocks and other  equity securities  of  companies  organized  under  the laws of a  foreign  country  or companies  that have  more than 50% of their  operations  or assets  abroad,  or derive more than 50% of their revenue or profits from businesses, investments or sales outside the U.S. Foreign securities include securities traded primarily on foreign securities exchanges or in foreign over-the-counter  markets. Both Funds consider  securities  of  foreign  issuers  that  are  represented  in the  U.S.
securities  markets  by  American   Depository   Receipts  ("ADRs")  or  similar
depository   arrangements  to  be  "foreign  securities"  for  purposes  of  its investment allocations.

     The change in value of a foreign  currency  against  the U.S.  dollar  will result in a change in the U.S.  dollar value of securities  denominated  in that foreign  currency.  Foreign  issuers are not subject to the same  accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange  control  regulations,  expropriation or nationalization  of a company's assets,  foreign taxes,  delays in settlement of transactions,  changes in governmental economic or monetary policy in the United
States or abroad,  or other  economic or  political  factors.  These risks could cause the  prices of foreign  stocks to fall and  therefore  depress  the Fund's share prices.

     Additionally,  if a fund  invests a  significant  amount  of its  assets in foreign securities,  it might expose the fund to "time-zone  arbitrage" attempts by investors  seeking to take  advantage of the  differences in value of foreign securities  that might  result  from  events  that occur  after the close of the foreign  securities  market on which a foreign security is traded and before the close of The New York Stock  Exchange  (the "NYSE") that day,  when a Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the  interests of other  shareholders.  However,  the Funds' use of "fair value pricing" to adjust the closing market prices of foreign  securities  under
certain   circumstances,   to  reflect  what  the  Manager  and  the  Boards  of
Directors/Trustees  believe  to be  their  fair  value,  may  help  deter  those activities.

Other Investment Strategies

     To seek its objective, each Fund may also use the investment techniques and strategies  described below. The Funds might not always use all of the different types of techniques and  investments  described  below.  These  techniques  have risks,  although some are designed to help reduce  overall  investment or market risks.

     Convertible and Debt Securities.  While both Funds emphasize investments in common  stocks,  they can also buy securities  convertible  into common stock. A convertible  security is one that can be converted  into or exchanged  for a set amount of  common  stock of an issuer  within a  particular  period of time at a specified price according to a price formula.  While many convertible securities are  debt  securities,  the  Manager  considers  some  of  them  to  be  "equity equivalents"  because of their feature allowing them to be converted into common stock.  In these cases,  their credit  rating has less impact on the  investment decision than in the case of other debt securities.  Convertible  securities are subject to credit risk and interest rate risk, discussed below.

     Both Funds may invest in  convertible  preferred  stock.  Some  convertible preferred stock with a mandatory  conversion feature has a set call price to buy the underlying  common stock. If the underlying  common stock price is less than the call price,  the holder  will pay more for the common  stock than its market price.  The issuer might also be able to redeem the stock prior to the mandatory conversion date, which could diminish the potential for capital  appreciation on the investment.

     Both Funds can buy  convertible  securities  rated as low as "B" by Moody's
Investor Services, Inc. or Standard & Poor's Rating Service or having comparable ratings by other nationally recognized  statistical rating organizations (or, if they are unrated,  having a comparable  rating  assigned by the  Manager).  Both
Funds may also invest in debt securities.  The debt securities of both Funds may include investment-grade and non-investment-grade bonds (commonly referred to as
"junk bonds").  Investment-grade bonds are bonds rated at least "Baa" by Moody's
Investors  Service,  Inc., at least "BBB" by Standard & Poor's Rating Service or by Fitch, Inc., or securities that have comparable ratings by another nationally recognized  statistical  rating  organization.  Those  ratings  that  are  below
"investment grade" and the securities (commonly referred to as "junk bonds") are subject  to  greater  risk  of  default  by  the  issuer  than  investment-grade securities.

     International Value Fund has a policy of investing not more than 10% of its net assets in debt securities,  and to the extent  International Value Fund buys debt securities it will focus primarily on  investment-grade  securities.  Quest
International  Value Fund does not anticipate  that it will invest more than 10%
of its net assets in convertible securities or debt securities.

     o Credit Risk.  Convertible and debt securities are subject to credit risk.
Credit risk relates to the ability of the issuer of a security to make  interest and  principal  payments on the security as they become due. If the issuer fails to pay interest,  the Funds' income might be reduced, and if the issuer fails to repay  principal,  the value of that  security and of the Funds' shares might be reduced. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's  securities.  The  convertible  and debt securities the Funds may invest in,  particularly  high-yield,  lower-grade debt  securities are subject to risks of default.  Lower-grade  convertible  and debt securities may be subject to greater market  fluctuations and greater risks of loss of income and principal than investment-grade debt securities.

     o Interest Rate Risk.  The values of  convertible  and debt  securities are subject  to change  when  prevailing  interest  rates  change.  When  prevailing
interest  rates  fall,  the  values  of  already-issued   convertible  and  debt
securities  generally rise.  When prevailing  interest rates rise, the values of already-issued convertible and debt securities generally fall, and they may sell at a discount from their face amount.  The magnitude of these  fluctuations will often  be  greater  for  longer-term  debt  securities  than  shorter-term  debt securities. The Funds' share prices can go up or down when interest rates change because of the effect of the changes on the value of the Funds'  investments  in convertible and debt securities.

     Investing in Special  Situations.  At times  International Value Fund might use aggressive  investment  techniques.  These might include  seeking to benefit from what the portfolio  manager  perceives to be "special  situations," such as mergers, reorganizations or other unusual events expected to affect a particular issuer.  However,  there is a risk in investing in special  situations  that the change or event might not occur, which could have a negative impact on the price of the issuer's securities.  The International Value Fund's investment might not produce the expected gains or could incur a loss.

     Investing in Small,  Unseasoned  Companies.  The Funds can invest in small, unseasoned companies.  These are companies that have been in operation less than three years, including the operations of any predecessors.  These securities may have limited  liquidity (which means the Funds may have difficulty  selling them at an acceptable price when it wants to), and their prices may be very volatile.
Quest  International  Value Fund can only invest up to 5% of its total assets in these  types  of  securities,  while  International  Value  Fund  has no  limit.
Investing in Domestic  Securities.  The International Value Fund does not expect to invest more than 10% of its total assets under normal  market  conditions  in securities of U.S. issuers.  However, it can hold common and preferred stocks of
U.S.  companies  as well as their debt  securities,  and can also invest in U.S.
corporate and government debt  securities for defensive and liquidity  purposes.
Quest  International  Value Fund may invest up to 10% of its total assets in the securities of U.S. issuers.

     Illiquid and Restricted  Securities.  Investments  may be illiquid  because they do not have an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their  resale to other  investors  or may require  registration under applicable securities laws before they may be sold publicly. International
Value  Fund will not  invest  more than 15% of its net  assets  in  illiquid  or restricted securities.  Quest International Value Fund will not invest more than
10% of its net assets in illiquid  or  restricted  securities,  but its Board of
Directors can increase that limit to 15%. Certain restricted securities that are eligible for resale to qualified institutional  purchasers may not be subject to these limits. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

     Derivative Investments. Both Funds can use "derivative" investments to seek increased  returns or to try to hedge  investment  risks,  although  it does not currently  use them to a  significant  degree.  In general  terms,  a derivative investment is an investment contract whose value depends on (or is derived from)
the value of an underlying asset, interest rate or index. In the broadest sense, exchange-traded options, futures contracts,  forward contracts and other hedging instruments both Funds might use can be considered "derivative" investments.  In addition  to using  derivatives  for  hedging,  both  Funds  might  use  certain derivative investments because they offer the potential for increased value.

     o There  are  Special  Risks  in  Using  Derivative  Investments.  Markets,
underlying securities and indices may move in a direction not anticipated by the
Manager.  Interest rate and stock market changes in the U.S. and abroad may also influence the performance of  derivatives.  If the issuer of the derivative does not pay the amount due, both Funds can lose money on the  investment.  Also, the underlying  security or  investment on which the  derivative  is based,  and the derivative  itself,  may not perform the way the Manager expected it to perform.
If that happens, both Funds' share prices could decline.

     Both Funds have limits on the amount of particular  types of derivatives it can hold.  However,  using derivatives can cause both Funds to lose money on its investments  and/or increase the volatility of its share prices.  As a result of these  risks  both  Funds  could  realize  less  principal  or  income  from the investment  than  expected  and its share prices could fall or each Funds' hedge could be unsuccessful.  Certain derivative investments held by both Funds may be illiquid.

     Hedging.  The Funds can buy and sell  futures  contracts  on  broadly-based securities  indices  and  foreign  currencies,  put and  call  options,  forward contracts and options on futures and broadly-based securities indices. These are all referred to as "hedging  instruments." The Funds have limits on their use of hedging  instruments  and are not required to use them in seeking its investment objective.

     The Funds could hedge for a number of  purposes.  They might hedge  against changes in securities prices, or against changing interest rates. Buying futures and call options  would tend to increase the Funds'  exposure to the  securities markets.  Forward contracts and currency swaps are used to try to manage foreign currency risks on the Funds' foreign investments. Foreign currency options could be used to try to  protect  against  declines  in the  dollar  value of  foreign securities  the Fund owns, or to protect  against an increase in the dollar cost of buying foreign securities.

     There are also special risks in particular hedging strategies. For example, options  trading  involves the payment of premiums  and can  increase  portfolio turnover. If a covered call written by a Fund is exercised on an investment that has increased in value,  the Fund will be required to sell the investment at the call price and will not be able to  realize  any  profit if the  investment  has increased  in  value  above  the  call  price.  If the  Manager  used a  hedging instrument at the wrong time or judged market conditions incorrectly,  the hedge might fail and the strategy could reduce the Fund's return.  The Fund could also experience  losses if the prices of its futures and options  positions  were not correlated  with its other  investments  or if it could not close out a position because of an illiquid market.

     Industry  Focus.  Both Funds do not  concentrate 25% or more of their total assets  in  investments  in any  one  industry,  although  at  times  the  Quest
International  Value Fund may increase the relative  emphasis of its investments in stocks of companies in a single  industry.  Stocks of issuers in a particular industry  may be  affected by changes in  economic  conditions  or by changes in government  regulations,  availability of basic resources or supplies,  or other events that affect that industry more than others.  To the extent that the Quest
International  Value Fund is emphasizing  investments in a particular  industry, its share values may fluctuate in response to events affecting that industry.

     Money Market Instruments.  For liquidity and defensive purposes,  the Quest
International  Value Fund can also invest in "money market  instruments."  These are U.S. Government securities and high-quality corporate debt securities having a remaining  maturity of one year or less. They also include  commercial  paper, other short-term corporate debt obligations,  certificates of deposit,  bankers'
acceptances and repurchase agreements.

     Investing in Other Investment Companies. The Quest International Value Fund
can  invest  up to 10%  of its  total  assets  in  shares  of  other  investment companies.  It can  invest  up to 5% of its total  assets in any one  investment company  (but cannot own more than 3% of the  outstanding  voting  stock of that
company).   These  limits  do  not  apply  to  shares   acquired  in  a  merger,
consolidation,  reorganization  or  acquisition of another  investment  company.
Because the Quest International Value Fund would be subject to its ratable share of the other investment  company's expenses,  the Quest International Value Fund will not make these  investments  unless the Manager believes that the potential investment benefits justify the added costs and expenses.

     Investments in Oppenheimer  Institutional Money Market Fund. Both Funds can
invest their free cash balances in Class E shares of  Oppenheimer  Institutional
Money Market Fund,  to provide  liquidity or for defensive  purposes.  The Funds invest in  Oppenheimer  Institutional  Money Market Fund rather than  purchasing individual  short-term  investments  to try to seek a higher yield than it could obtain on its own.  Oppenheimer  Institutional Money Market Fund is a registered open-end management  investment company,  regulated as a money market fund under the  Investment  Company  Act of 1940 and is part of the  Oppenheimer  Family of
Funds. It invests in a variety of short-term,  high-quality,  dollar-denominated money market  instruments  issued by the U.S.  Government,  domestic and foreign
corporations,   other  financial   institutions,   and  other  entities.   Those
investments may have a higher rate of return than the investments  that would be available  to the Funds  directly.  At the time of an  investment,  the  Manager cannot  always  predict what the yield of the  Oppenheimer  Institutional  Money
Market Fund will be because of the wide variety of  instruments  that fund holds in its portfolio.  The return on those  investments may, in some cases, be lower than the return that would have been  derived  from other  types of  investments that would provide liquidity. As a shareholder, the Funds will be subject to its proportional  share of the expenses of  Oppenheimer  Institutional  Money Market
Fund's Class E shares,  including  its advisory fee.  However,  the Manager will waive a portion of the Funds' advisory fee to the extent of each Funds' share of the advisory fee paid to the Manager by Oppenheimer  Institutional  Money Market
Fund.

     Investments by "Funds of Funds." Class Y shares of each Fund are offered as an  investment to certain  Oppenheimer  funds that act as "funds of funds." Each
Funds'  Board of  Directors/Trustees  have  approved  making each Funds'  shares available  as an  investment  for those  funds.  Those funds of funds may invest significant  portions of their assets in shares of each Fund. From time to time, those  investments  may also  represent  a  significant  portion  of the  Fund's outstanding  shares or of its outstanding  Class Y shares.  Those funds of funds typically  use asset  allocation  strategies  under  which they may  increase or reduce the amount of their investments in each Fund frequently, and may do so on a daily basis during volatile market conditions.  If the size of those purchases and  redemptions  of the Fund's  shares by the funds of funds  were  significant relative  to the size of the  Fund's  assets,  the Fund  could  be  required  to purchase or sell  portfolio  securities,  increasing its  transaction  costs and possibly reducing its performance.

     Temporary  Defensive  and  Interim  Investments.  For  temporary  defensive purposes  in  times  of  adverse  or  unstable  market,  economic  or  political conditions,  each Fund can invest up to 100% of their assets in investments that may be inconsistent with each Funds' principal investment strategies. Generally, the Funds would invest in shares of Oppenheimer  Institutional Money Market Fund or in the  types  of  money  market  instruments  described  above  or in  other short-term U.S. government securities.  Each Fund might also hold these types of securities as interim  investments  pending the  investment of proceeds from the sale of the Funds'  shares or the sale of fund  portfolio  securities or to meet anticipated  redemptions  of Fund shares.  To the extent  either Fund invests in these securities, it might not achieve its investment objective.

     Loans of Portfolio  Securities.  To raise cash for liquidity purposes,  the
Funds can lend their portfolio securities to brokers, dealers and other types of financial institutions approved by their respective Board of Directors/Trustees.
The Funds must  receive  collateral  for a loan,  and the terms of the letter of credit and the issuing bank must both be satisfactory to the Funds.  These loans are limited to not more than 25% of the value of the Funds'  total  assets.  The
Funds  currently do not intend to engage in loans of securities,  but if they do so, such loans will not likely exceed 5% of each Funds' total assets.

     Portfolio  Turnover.  A change in the securities held by a Fund is known as
"portfolio  turnover."  Although the Funds seek long-term capital  appreciation, both may engage in active and frequent  trading  while  trying to achieve  their objective. Increased portfolio turnover creates higher brokerage and transaction costs for the Funds (and may reduce  performance).  If the Funds realize capital gains when they sell portfolio investments,  they must generally pay those gains out to shareholders, increasing their taxable distributions.

     The following  tables show the portfolio  turnover rate for each Fund, over the last five fiscal years of that Fund:

---------------------------------------------------------------------------------------

                   Year Ended    Year Ended   Year Ended    Year Ended    Year Ended
                    April 30,    April 30,     April 30,     April 30,     April 30,
                      2008          2007         2006          2005          2004*
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

International          52%          38%           49%           60%           30%
Value Fund
---------------------------------------------------------------------------------------

 *From inception (8/1/03)-4/30/04

---------------------------------------------------------------------------------------

                   Year Ended   Year Ended    Year Ended    Year Ended    Year Ended
                    November   November 30,  November 30,  November 30,  November 30,
                    30, 2007       2006          2005          2004          2003
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Quest
International
Value Fund            43%           36%          140%           87%          150%
---------------------------------------------------------------------------------------

     The risks  described  above  collectively  form the  expected  overall risk profile,  respectively,  of each  Fund  and can  affect  the  value  of a Fund's investments,  its investment  performance  and its prices per share.  Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in either  Fund.  When you redeem your shares,  they may be worth  more or less than what you paid for  them.  There is no  assurance that either Fund will achieve its investment objective.

                            INFORMATION ABOUT THE REORGANIZATION

     This is only a summary of the Reorganization Agreement. You should read the
Reorganization Agreement, which is attached as Exhibit A.

How will the Reorganization be carried out?

     If the shareholders of International  Value Fund approve the Reorganization
Agreement,  the  Reorganization  will take place after  various  conditions  are satisfied  by  International  Value  Fund and Quest  International  Value  Fund,
including delivery of certain documents. The Closing Date is presently scheduled for on or about  November  14,  2008,  and the  "Valuation  Date"  (which is the business  day  preceding  the Closing Date of the  Reorganization)  is presently scheduled for on or about November 13, 2008.

     If the  shareholders  of  International  Value  Fund  vote to  approve  the
Reorganization Agreement, substantially all of the assets of International Value
Fund will be  transferred  to Quest  International  Value Fund in  exchange  for shares of Quest International Value Fund, and you will receive Class A, Class B,
Class C,  Class N or Class Y shares of Quest  International  Value Fund equal in value to the value as of the  Valuation  Date of your  shares  of  International
Value Fund. International Value Fund will then be liquidated and its outstanding shares will be cancelled.  The stock transfer books of International  Value Fund will be permanently  closed at the close of business on the Valuation Date. Both
Funds apply the same portfolio valuation procedures.

     Shareholders of  International  Value Fund who vote their Class A, Class B,
Class C,  Class N and  Class Y shares  in  favor of the  Reorganization  will be electing in effect to redeem  their  shares of  International  Value Fund at net asset value on the Valuation Date,  after  International  Value Fund subtracts a cash reserve  ("Cash  Reserve"),  and reinvest the proceeds in Class A, Class B,
Class C,  Class N and Class Y shares of Quest  International  Value  Fund at net asset value. The Cash Reserve is an amount retained by International  Value Fund for the payment of  International  Value  Fund's  outstanding  debts,  taxes and expenses of liquidation following the Reorganization.  Quest International Value
Fund is not  assuming  any debts of  International  Value Fund except  debts for unsettled  securities  transactions  and  outstanding  dividend  and  redemption checks.  Any debts paid out of the Cash Reserve  will be those  debts,  taxes or expenses of liquidation  incurred by  International  Value Fund on or before the
Closing Date. International Value Fund will recognize capital gains or losses on any sales of portfolio securities made prior to the Reorganization. The sales of portfolio securities contemplated in the Reorganization are anticipated to be in the  ordinary  course of  business of  International  Value  Fund's  activities.
Following the Reorganization,  International Value Fund shall take all necessary steps to complete its liquidation and affect a complete dissolution of the Fund.

     Under the  Reorganization  Agreement,  either  International  Value Fund or
Quest  International  Value Fund may abandon and  terminate  the  Reorganization
Agreement  for any reason and there shall be no  liability  for damages or other recourse available to the other Fund, provided,  however, that in the event that a party shall terminate this Agreement  without  reasonable  cause, the party so terminating  shall, upon demand,  reimburse the party not so terminating for all expenses,  including  reasonable  out-of-pocket  expenses  and fees  incurred in connection with this Agreement.

     To the  extent  permitted  by  law,  the  Funds  may  agree  to  amend  the
Reorganization  Agreement without shareholder  approval.  They may also agree to terminate  and abandon the  Reorganization  at any time before or, to the extent permitted by law,  after the approval of  shareholders  of  International  Value
Fund.

Who will pay the expenses of the Reorganization?

     The Manager  will be  responsible  for both Funds'  out-of-pocket  expenses associated with the Reorganization, including outside legal and accounting fees, the cost of the tax  opinion  (that the  Reorganization  will not be  taxable to shareholders),  and shareholder  communication  costs. The Manager has estimated total Reorganization-related costs to be approximately $60,000 for International
Value Fund and  approximately  $25,000 for Quest  International  Value Fund. The
Manager has agreed to reimburse the Funds for all expenses, including reasonable out-of-pocket expenses and fees incurred in connection with the Reorganization.

What are the tax consequences of the Reorganization?

     The Reorganization is intended to qualify as a tax-free  reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended.  Based on certain assumptions and representations  received from International Value Fund and Quest International Value Fund, it is expected to be the opinion of Kramer Levin Naftalis & Frankel LLP ("tax  opinion")  that;
(i) shareholders of International Value Fund will not recognize any gain or loss for federal  income tax purposes as a result of the exchange of their shares for
shares  of  Quest   International   Value  Fund;  (ii)   shareholders  of  Quest
International  Value Fund will not  recognize  any gain or loss upon  receipt of
International  Value  Fund's  assets  (iii)  and the  holding  period  of  Quest
International  Value Fund shares  received  in that  exchange  will  include the period that International Value Fund shares were held (provided such shares were held as a capital  asset on the Closing  Date).  In  addition,  neither  Fund is expected to recognize a gain or loss as a direct  result of the  Reorganization.
Please see the Reorganization Agreement for more details.

     If the tax opinion is not received by the Closing Date,  the Fund may still
pursue  the   Reorganization,   pending   re-solicitation  of  shareholders  and
shareholder  approval which would delay the  reorganization  by several  months.
Although  not  likely,  in the  event  the  tax  opinion  is not  received,  the
Reorganization may not qualify as a tax-free reorganization.  On or prior to the
Valuation Date, International Value Fund may pay a dividend which would have the effect  of  distributing  to  International  Value  Fund's  shareholders  all of
International  Value  Fund's  investment  company  taxable  income,  if any, for taxable years ending on or prior to the Closing Date (computed without regard to any  deduction  for dividends  paid) and all of its net capital  gains,  if any, realized  in  taxable  years  ending  on or prior  to the  Closing  Date  (after reduction for any available capital loss carry-forward). Any such dividends will be included in the taxable income of International  Value Fund's shareholders as
ordinary  income  and  capital  gain,   respectively.   As  of  June  30,  2008,
International  Value Fund is expected to have capital loss carry  forwards based on actual investment trading activity through that date. Based on these amounts, all  capital  loss  carry  forwards  would be  allowed  to be  assumed  by Quest
International  Value Fund and would not expire  unused,  provided  they are used within the 8 year period allowed for the use of such carry forwards.  The amount of any capital loss  carry-forwards for purposes of the Reorganization  would be calculated  at the Closing  Date and will  depend on the  results of  investment trading activity through that date.

     You will  continue to be  responsible  for tracking  the purchase  cost and holding period of your shares and should consult your tax advisor  regarding the effect, if any, of the Reorganization in light of your individual circumstances.
You should  also  consult  your tax  advisor as to state and local and other tax consequences, if any, of the Reorganization because this discussion only relates to federal income tax consequences.

                               REASONS FOR THE REORGANIZATION

Board Considerations

     At meetings of the Board of Trustees of  International  Value Fund, held on
May 29, 2008 and June 19, 2008,  and meetings of the Board of Directors of Quest
International  Value Fund,  held on June 2, 2008 and June 16,  2008,  the Boards considered whether to approve the proposed Reorganization on behalf of each Fund and reviewed and discussed  with the Manager and the Boards'  independent  legal counsel the proposed  Reorganization.  Information  with respect to, among other things,  each Fund's respective  investment  objective and policies,  management fees, distribution fees and other operating expenses, historical performance and asset size also was considered by the Boards.

     The Board of Trustees of  International  Value Fund considered the relative
smaller  size  of   International   Value  Fund  and  the  Manager's  view  that
shareholders of  International  Value Fund could be expected to benefit from the future  economies  of scale  associated  with a larger  fund as a result  of the combined  assets  realizing a lower  management fee breakpoint  than each Fund's assets would  realize on its own. The Board of Directors of Quest  International
Value Fund also  considered the potential for an increased asset base as part of the  Reorganization,  where Quest  International Value Fund would reach a higher breakpoint in its  management  fee schedule and see a resulting  decrease in the effective management fee rate.

     The Board of Trustees of International  Value Fund also considered the fact that while the performance of Quest  International  Value Fund and International
Value Fund is substantially similar, Quest International Value Fund has a longer performance track record,  most of which was generated when the Fund was advised or  sub-advised by OpCap  Advisors (a subsidiary of  Oppenheimer  Capital).  The
Board of Trustees of  International  Value Fund took into  account the fact that for many years Quest  International  Value Fund  operated as a global value fund and it was  only in 2003  that it  changed  its  focus  to  international  value equities.  Therefore,  the longer term performance of Quest  International Value
Fund is not based solely on the  investment  objective and  strategies  the Fund currently employs.

     The Board of  Trustees of  International  Value Fund  received  information demonstrating  that since  International  Value Fund's inception in 2003, assets have  grown  more  slowly  than was  expected,  and  considered  that the Fund's distributor,  OppenheimerFunds Distributor, Inc. ("OFDI"), does not believe that the sales prospects for International  Value Fund are as strong as the prospects for Quest International Value Fund. OFDI believes that Quest International Value
Fund has the advantage of a larger asset base and a longer track  record,  which may enhance the Fund's visibility, thereby potentially driving sales and assets.

     The Board of Trustees of International Value Fund considered that the Funds have the same portfolio manager and received information  demonstrating that the
Funds are  managed  in  essentially  the same way,  with  substantially  similar investment objectives,  strategies and risks, and similar portfolio investments, and the Manager's belief that a combined fund could allow the portfolio  manager and his analyst  teams to focus on managing one larger fund and avoid  duplicate efforts.  The Boards further considered the costs savings that could result from the  Reorganization,  including:  (1) the cost savings from the  elimination  of duplicative  efforts with respect to tracking  portfolio  positions,  compliance
with  investment  limits,   preparation  of  reports  and  other  administrative
functions,  (2) the cost savings  resulting from the  elimination of the need to differentiate  the Funds in the  marketplace,  where two  substantially  similar
Oppenheimer  funds could create the potential for confusion  among investors and financial advisors, limiting the sales potential of both Funds, and (3) the cost savings resulting from the elimination of preparation,  printing, and mailing of prospectuses and shareholder reports.

     The Boards  considered  that both Funds have the same  investment  adviser, general  distributor  and  transfer  agent,  and  that the  Investment  Advisory
Agreements,  General  Distributor's  Agreements,  and  transfer  agency  Service
Agreements  are  substantially  similar  for both  Funds,  except that for Quest
International   Value  Fund,  the   Investment   Advisory   Agreement   excludes
administration  services  provided  under  a  separate  Administration  Services
Agreement,  and the transfer agency  services  agreement fee schedules have been amended to reduce rates.  The Boards also  considered that  International  Value
Fund has adopted a Service Plan for Class A shares that is in the same format as the  reimbursement  plan for other  Oppenheimer fund Class A shares.  The Boards noted that Quest  International Value Fund was one of the former Quest funds and has a Distribution  and Service Plan for Class A shares with both an asset-based sales  charge,  as well as a service fee, each of which may be at an annual rate up to 0.25% of the  average  annual  net  assets of Class A shares.  The  Boards considered  that  the  Board  of  Quest  International  Value  Fund  had set the
asset-based  sales  charge  rate at 0% and that both Funds  currently  have only service  fees of 0.25% of the average  annual net assets of Class A shares.  The
Boards also considered that each Fund's share classes pay the same  distribution and/or service fees, under their respective  distribution  and/or service plans, for Class B, Class C and Class N shares.  Additionally,  the  Boards  considered that both Funds offer investors similar  purchasing  options and services,  both
Funds offer Class A, Class B, Class C, Class N and Class Y shares, and that both
Funds' sales charge arrangements are the same for Class A, Class B, Class C, and
Class N shares.

     The Boards also considered the terms and conditions of the  Reorganization, including  that  there  would  be no  sales  charge  imposed  in  effecting  the
Reorganization  and  that  the  Reorganization  is  expected  to  be a  tax-free
reorganization.   The  Board  also   considered  that  OFI  had  agreed  to  pay
reorganization  costs.  The  Manager has agreed to  reimburse  the Funds for all expenses,  including  reasonable  out-of-pocket  expenses  and fees  incurred in connection  with the  Reorganization.  The Manager will be responsible  for both
Funds'  out-of-pocket  expenses  associated with the  Reorganization,  including outside  legal  and  accounting  fees,  the cost of the tax  opinion  (that  the
Reorganization   will  not  be  taxable  to   shareholders),   and   shareholder
communication  costs.  The Manager has  estimated  total  Reorganization-related costs to be approximately $60,000 for International Value Fund and approximately
$25,000 for Quest International Value Fund.

     The  Board  of  Trustees  of   International   Value  Fund  concluded  that
International  Value Fund's  participation  in the  transaction  was in the best interests  of  International  Value Fund and that the  Reorganization  would not result in a dilution of the interests of existing  shareholders of International
Value Fund.

     After consideration of the above factors,  other  considerations,  and such information  as the  Board  of  Trustees  of  International  Value  Fund  deemed relevant,  the Board,  including the  Trustees/Directors who are not "interested persons" (as defined in the Investment Company Act) of Quest International Value
Fund,  International  Value Fund or the Manager (the "Independent  Directors" or
"Independent  Trustees"),   unanimously  approved  the  Reorganization  and  the
Reorganization Agreement and voted to recommend its approval by the shareholders of International Value Fund.

     The Board of Directors of Quest  International  Value Fund  determined that the Reorganization was in the best interests of Quest  International  Value Fund and its  shareholders  and that no dilution would result to those  shareholders.
Quest  International  Value Fund shareholders do not vote on the Reorganization.
The Board of Directors on behalf of Quest  International  Value Fund,  including the  Independent  Directors,  unanimously  approved the  Reorganization  and the
Reorganization Agreement.

     Neither Fund's Board members are required to attend the shareholder meeting nor do they plan to attend the meeting.

     For the reasons  discussed  above,  the Board,  on behalf of  International
Value  Fund,  recommends  that  you vote FOR the  Reorganization  Agreement.  If shareholders  of  International  Value Fund do not  approve  the  Reorganization
Agreement, the Reorganization will not take place.

     What  should I know  about  Class A,  Class B, Class C, Class N and Class Y
Shares of Quest International Value Fund?

     Upon consummation of the Reorganization, Class A, Class B, Class C, Class N
and Class Y shares of Quest  International  Value  Fund will be  distributed  to shareholders  of  Class A,  Class B,  Class  C,  Class N and  Class Y shares  of
International Value Fund,  respectively,  in connection with the Reorganization.
The shares of Quest International Value Fund will be recorded  electronically in each  shareholder's  account.  Quest  International  Value Fund will then send a confirmation to each shareholder.

     The rights of shareholders under Quest  International Value Fund's Articles of  Incorporation  and  International  Value  Fund's  Declaration  of Trust  are
substantially similar.

WHAT ARE THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS?

     Both  International  Value  Fund and Quest  International  Value  Fund have certain additional fundamental investment  restrictions that can only be changed with shareholder approval.  Generally, these investment restrictions are similar between the Funds. Please see the Statements of Additional  Information for each
Fund for descriptions of those investment  restrictions,  which are incorporated by reference into this combined Prospectus and Proxy Statement and the Statement
of  Additional   Information   dated   September  17,  2008,   related  to  this
Reorganization.

OTHER COMPARISONS BETWEEN THE FUNDS

     The  description  of certain  other key  features of the Funds is set forth below.  More detailed  information  is available in each Fund's  Prospectus  and
Statement of Additional Information, which are incorporated herein by reference.

Management of the Funds

     The Boards of both Funds are  responsible  for  protecting the interests of each Fund's  shareholders  under  Massachusetts or Maryland law (as applicable), and other relevant laws. For a listing of the Quest  International  Value Fund's
Board of Directors and biographical  information,  please refer to the Statement of Additional  Information  dated February 28, 2008, as  supplemented  April 28,
2008, May 12, 2008 and July 1, 2008, which is incorporated by reference into the
Statement of Additional  Information  dated September 17, 2008,  related to this
Reorganization.

Investment Management and Fees

     The  day-to-day  management of the business and affairs of each Fund is the responsibility  of the  Manager.  Pursuant  to each Fund's  investment  advisory agreement,  the Manager acts as the investment  adviser for both Funds,  manages the assets of both Funds and makes each Fund's investment decisions. The Manager employs the Funds' portfolio  manager.  Both Funds are managed by Dominic Freud, who is  primarily  responsible  for the  day-to-day  management  of each  Fund's investments.

     Both Funds obtain investment  management services from the Manager that are substantially  similar according to the terms of management  agreements,  except that, for Quest  International  Value Fund, the  management  agreement  excludes administration  services  provided  under  a  separate  administration  services
agreement.   The  International   Value  Fund's  advisory  agreement  and  Quest
International  Value  Fund's  administration   services  agreement  require  the
Manager,  at its  expense,  to provide  each Fund with  adequate  office  space, facilities and equipment.  These  agreements also require the Manager to provide and  supervise  the  activities  of all  administrative  and clerical  personnel
required   to   provide   effective   administration   for  the   Funds.   Those
responsibilities include the compilation and maintenance of records with respect to their  operations,  the  preparation  and filing of  specified  reports,  and composition of proxy materials and registration statements for continuous public sale of shares of the Funds.

     Each Fund pays  expenses not  expressly  assumed by the Manager under these agreements.  These  agreements  list examples of expenses paid by each Fund. The major  categories  relate to interest,  taxes,  brokerage  commissions,  fees to
Independent  Directors  or  Independent  Trustees,  legal  and  audit  expenses, custodian  bank and transfer  agent  expenses,  share  issuance  costs,  certain
printing  and  registration   costs,  and  non-recurring   expenses,   including
litigation costs.

     Both investment  advisory agreements and in the case of Quest International
Value Fund,  administration  services  agreement,  generally provide that in the absence of willful  misfeasance,  bad faith, gross negligence in the performance of its duties or reckless  disregard  of its  obligations  and duties  under the investment advisory agreement,  the Manager is not liable for any loss sustained by reason of good faith errors or omissions  in  connection  with any matters to which the agreement(s) relate.

     The Manager is  controlled  by  Oppenheimer  Acquisition  Corp.,  a holding company  owned  in  part  by  senior  officers  of the  Manager  and  ultimately controlled  by  Massachusetts  Mutual  Life  Insurance  Company,  a mutual  life insurance company that also advises pension plans and investment companies.  The
Manager  has  been  an  investment  adviser  since  January  1960.  The  Manager
(including  subsidiaries  and an  affiliate)  managed  more than $225 billion in assets as of June 30, 2008,  including other  Oppenheimer funds with more than 6 million shareholder accounts. The Manager is located at 225 Liberty Street, 11th
Floor, New York, New York 10281-1008.

     Fee and  Expense  Comparison  (Class A Shares).  The table  below shows the current  contractual  management  fee  schedule  for each of the  Funds.  As the surviving  fund,  Quest  International  Value Fund's fee schedule would apply on completion of the merger.  In a combined  fund with assets over $1 billion,  the breakpoint of 0.70% would apply to those assets  resulting in a lower  effective combined management and administration services fee rate for International Value
Fund's shareholders after the Reorganization.

     Under an administrative  services agreement with Quest  International Value
Fund,  the Manager  receives a separate fee at a rate of 0.25% of the first $500 million of average  annual net assets and 0.15% of average  annual net assets in excess  of  $500  million.  While  the  Manager  provides  similar  services  to
International  Value Fund, those services are covered by the investment advisory agreement.  To provide a fair comparison of the fees paid to the Manager by each
Fund the  chart  shows  both the  advisory  fees and the  fees  paid  under  the administrative services agreement.

     Effective  July 1, 2008,  the Manager will  voluntarily  waive a portion of
International  Value Fund's advisory fee so that the effective advisory fee rate
for  the  Fund  will  not  exceed  the  combined   effective  advisory  fee  and
administrative fee rates of Quest  International  Value Fund, measured as of the last business day of the prior month.  This voluntary waiver may be withdrawn at any time.

     The contractual  management fee rates (including  administration  services)
for the Funds are set forth in the chart below.  The  effective fee shown in the chart below is for the one year period ending May 31, 2008.

    --------------------------------------------------------------------------
     Internatioanl Value Fund                Quest International Value Fund

    --------------------------------------------------------------------------
    --------------------------------------------------------------------------
     Assets (in $                 Assets (in $
     million of                   million of
     average annual               average net       Advisory    Admin.        Combined
                       Fee        assets)           Fee         Service Fee   Fee

    --------------------------------------------------------------------------
    --------------------------------------------------------------------------
       Up to 500      0.85%      Up to 500                           0.25%    0.85%
    --------------------------------------------------------------------------
    --------------------------------------------------------------------------
      500 - 1,000     0.75%     500 - 1,000        0.60%             0.15%    0.75%                                                                      0.75%
    --------------------------------------------------------------------------
    --------------------------------------------------------------------------
      Over 1,000      0.70%    1,000 - 2,000       0.55%             0.15%    0.70%
    --------------------------------------------------------------------------
    --------------------------------------------------------------------------

      Over 2,000       0.67%*    Over 2,000        0.52%            0.15%     0.67%
    --------------------------------------------------------------------------
    --------------------------------------------------------------------------
     Effective Fee    0.85%                        0.59%            0.20%     0.79%
    --------------------------------------------------------------------------
*The Manager has voluntarily  agreed to waive a portion of the advisory fee so that the  advisory  fee on the Fund's  daily net assets over $2.0  billion is
0.67%. This voluntary waiver may be withdrawn at any time.

Distribution Services

     OFDI acts as the principal  underwriter in a continuous  public offering of shares of the Funds,  but is not obligated to sell a specific  number of shares.
International  Value  Fund has  adopted a Service  Plan for Class A shares  that reimburses the Distributor  for a portion of the costs of providing  services to
Class A shareholder  accounts and makes these  payments  quarterly,  based on an annual rate of up to 0.25% of the average annual net assets of Class A shares of the  Fund,  to pay  dealers,  brokers,  banks  and  financial  institutions  for providing  personal services and account  maintenance to their customers Class A shareholders.  Quest  International  Value Fund has adopted a  Distribution  and
Service  Plan for Class A shares  whereby  that Fund pays an  asset-based  sales charge to the Distributor at an annual rate of up to 0.25% of the average annual net  assets  of  Class A  shares  (however,  the  Board  of  Directors  of Quest
International Value Fund has set the rate at zero) and a service fee of 0.25% of the average annual net assets of Class A shares, to pay dealers,  brokers, banks and financial  institutions for providing  personal  services and maintenance of accounts to their Class A shareholders.

     Both Funds have adopted Distribution and Service Plans for Class B, Class C and  Class N  shares  to pay the  Distributor  for its  services  and  costs  in distributing Class B, Class C and Class N shares and servicing  accounts.  Under each Fund's plan,  the Fund pays the  Distributor  an annual  asset-based  sales charge of 0.75% on Class B and Class C shares  and 0.25% on Class N shares.  The
Distributor  also  receives  a service  fee of 0.25% per year under the Class B,
Class C and Class N plans. Both Funds impose a 2% redemption fee on the proceeds of Fund shares that are redeemed within 30 days of their purchase.

     The asset-based  sales charge and service fees increase Class B and Class C expenses by 1.00% and  increase  Class N expenses by 0.50% of the net assets per year of the  respective  class.  Because  these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

     The Distributor  uses the service fees to compensate  dealers for providing personal services for accounts that hold Class B, Class C or Class N shares. The
Distributor  normally  pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the  dealer.  After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

     The Manager and the Distributor,  in their discretion, also may pay dealers or other financial  intermediaries and service providers for distribution and/or shareholder servicing  activities.  These payments are made out of the Manager's and/or the Distributor's own resources,  including from the profits derived from the advisory fees the Manager receives from a Fund.  These cash payments,  which may be substantial,  are paid to many firms having business  relationships  with the Manager and Distributor.  These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the
Funds to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the
Manager or  Distributor  from their own  resources  are not reflected in the fee tables  contained in this combined  Prospectus and Proxy Statement  because they are not paid by the Funds.

     "Financial  intermediaries"  are firms  that  offer and sell  shares of the
Funds to their clients, or provide  shareholder  services to the Funds, or both, and receive  compensation  for doing so.  Your  securities  dealer or  financial adviser, for example, is a financial intermediary,  and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Funds' shares. In addition to dealers, the financial  intermediaries that may  receive  payments  include  sponsors  of fund  "supermarkets,"  sponsors of fee-based  advisory or wrap fee  programs,  sponsors  of college and  retirement savings  programs,  banks and trust companies  offering  products that hold Fund shares,  and insurance  companies that offer  variable  annuity or variable life insurance products.

     In general,  these payments to financial  intermediaries can be categorized
as    "distribution-related"    or    "servicing"    payments.    Payments   for
distribution-related  expenses,  such as marketing or promotional expenses,  are often referred to as "revenue  sharing." Revenue sharing payments may be made on the basis of the sales of shares  attributable  to that dealer,  the average net assets of a Fund and other  Oppenheimer  funds  attributable  to the accounts of that dealer and its  clients,  negotiated  lump sum  payments  for  distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial  intermediary  or its representatives  to  recommend  or offer  shares of a Fund or other  Oppenheimer funds  to its  customers.  These  payments  also  may  give an  intermediary  an incentive to  cooperate  with the  Distributor's  marketing  efforts.  A revenue sharing payment may, for example,  qualify a Fund for preferred  status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's  sales force, in some cases on a  preferential  basis  over  funds  of  competitors.  Additionally,  as firm
support,   the  Manager  or  Distributor  may  reimburse   expenses  related  to
educational  seminars and "due  diligence"  or training  meetings (to the extent permitted by applicable laws or the rules of the Financial  Industry  Regulatory
Authority)   designed  to  increase  sales   representatives'   awareness  about
Oppenheimer  funds,  including  travel and lodging  expenditures.  However,  the
Manager does not consider a financial intermediary's sale of shares of the Funds or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various  factors  are used to  determine  whether to make  revenue  sharing payments.  Possible  considerations  include,  without limitation,  the types of services  provided by the  intermediary,  sales of Fund shares,  the  redemption rates on  accounts of clients of the  intermediary  or overall  asset  levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the  intermediary to allow the  Distributor to provide  educational and training support for the  intermediary's  sales  personnel  relating  to the  Oppenheimer funds, the  availability of the Oppenheimer  funds on the  intermediary's  sales system,  as  well  as the  overall  quality  of  the  services  provided  by the
intermediary   and  the   Manager  or   Distributor's   relationship   with  the
intermediary.  The Manager and Distributor have adopted guidelines for assessing and implementing  each prospective  revenue sharing  arrangement.  To the extent that financial intermediaries receiving  distribution-related  payments from the
Manager or Distributor sell more shares of the Oppenheimer  funds or retain more shares  of the funds in their  client  accounts,  the  Manager  and  Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager,  the  Distributor or the Transfer
Agent  to  financial   intermediaries   to  compensate  or  reimburse  them  for
administrative  or other client services  provided such as  sub-transfer  agency services for shareholders or retirement plan participants, omnibus accounting or
sub-accounting,   participation  in  networking  arrangements,  account  set-up, recordkeeping  and other  shareholder  services.  Payments  may also be made for administrative  services  related to the distribution of Fund shares through the intermediary.  Firms that may receive  servicing  fees include  retirement  plan administrators,  qualified tuition program sponsors,  banks and trust companies, and others.  These fees may be used by the service  provider to offset or reduce fees that would otherwise be paid directly to them by certain  account  holders, such as retirement plans.

     Each Fund's Statement of Additional  Information  contains more information about  revenue  sharing  and  service  payments  made  by  the  Manager  or  the
Distributor. Your dealer may charge you fees or commissions in addition to those disclosed in this combined Prospectus and Proxy Statement.

Transfer Agency and Custody Services

     Both Funds receive shareholder  accounting and other clerical services from
OppenheimerFunds  Services,  a  division  of the  Manager,  in its  capacity  as
Transfer Agent and dividend paying agent.  It acts on an annual  per-account fee basis for both Funds. The terms of the transfer agency agreement for both Funds, and of a voluntary undertaking to limit transfer agent fees (to 0.35% of average daily net assets per fiscal year for each class of both Funds) are substantially similar,  except that the transfer agency services  agreement fee schedules have been amended to reduce rates for Quest  International Value Fund. Brown Brothers
Harriman & Co.,  located at 40 Water  Street,  Boston,  MA  02109-3661,  acts as custodian for both Funds.  Prior to May 11, 2007,  Citibank,  N.A. served as the custodian for both Funds.

Shareholder Rights

     The  Funds  are not  required  to,  and do not,  hold  annual  meetings  of shareholders  and have no current  intention  to hold such  meetings,  except as required by the Investment Company Act.

     Under  the  Investment  Company  Act,  the  Funds  are  required  to hold a shareholder meeting if, among other reasons,  the numbers of  Directors/Trustees elected  by  shareholders  is  less  than a  majority  of the  total  number  of
Directors/Trustees,  or if they seek to change a fundamental  investment policy.
The  Directors  of  Quest  International  Value  Fund  will  call a  meeting  of shareholders  to vote on the removal of a Director  upon the written  request of the record holders of 10% of its outstanding  shares. If the Directors receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Director, the Directors will then either make the Funds' shareholder list available to the applicants or mail their  communication to all other shareholders at the applicants'  expense.  The shareholders  making the request  must have been  shareholders  for at least six months  and must hold in the  aggregate  the  lesser  of (1)  shares of the Fund valued at $25,000 or more at current offering price, (2) or shares  constituting at least 1% of the Fund's outstanding  shares. The Directors may also take other action as permitted by the Investment Company Act.

                                     VOTING INFORMATION

How do I vote?

     Please take a few moments to complete your proxy ballot  promptly.  You may vote your shares by  completing  and signing the enclosed  proxy  ballot(s)  and mailing the proxy ballot(s) in the postage paid envelope provided.  You also may vote your shares by telephone or via the internet by following the  instructions on the attached proxy ballot(s) and  accompanying  materials.  You may cast your vote by attending the Meeting in person if you are a record owner.

     If you need assistance, have any questions regarding the Proposal or need a replacement  proxy  ballot,  you may  contact  us  toll-free  at  1-800-225-5677
(1-800-CALL-OPP).  Any proxy  given by a  shareholder,  whether in  writing,  by telephone  or via the  internet,  is  revocable  as  described  below  under the paragraph titled "Revoking a Proxy."

     If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Reorganization Agreement.

     o Telephone  Voting.  Please have the proxy ballot  available  and call the number on the enclosed materials and follow the instructions.  After you provide your voting  instructions,  those  instructions will be read back to you and you must confirm your voting  instructions  before  ending the telephone  call.  The voting  procedures  used in  connection  with  telephone  voting are designed to reasonably authenticate the identity of shareholders,  to permit shareholders to authorize the voting of their shares in accordance with their  instructions  and to confirm that their instructions have been properly recorded.

     As the Meeting date approaches,  certain shareholders may receive telephone calls from a representative  of the  solicitation  firm (if applicable) if their vote has not yet been received. Authorization to permit the solicitation firm to execute proxies may be obtained by telephonic  instructions from shareholders of
International  Value Fund.  Proxies  that are  obtained  telephonically  will be recorded in accordance with the procedures  discussed  herein.  These procedures have been  designed to  reasonably  ensure that the identity of the  shareholder providing  voting  instructions  is  accurately  determined  and that the voting instructions of the shareholder are accurately recorded.

     In all cases where a telephonic proxy is solicited,  the solicitation  firm representative  is required to ask for each  shareholder's  full name,  address, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation)  and to  confirm  that  the  shareholder  has  received  the  Proxy
Statement and ballot.  If the information  solicited agrees with the information provided to the solicitation firm, the solicitation firm  representative has the responsibility  to explain the process,  read the  proposal  listed on the proxy ballot,  and ask for  the  shareholder's  instructions  on  such  proposal.  The solicitation  firm  representative,  although he or she is  permitted  to answer questions  about the process,  is not permitted to recommend to the  shareholder how to vote. The solicitation firm  representative  may read any  recommendation set forth in the Proxy Statement.  The  solicitation  firm  representative  will record the shareholder's instructions.  Within 72 hours, the shareholder will be sent a  confirmation  of his or her  vote  asking  the  shareholder  to call the solicitation  firm  immediately  if his or her  instructions  are not  correctly reflected in the confirmation.  For additional information, see also the section below titled "Solicitation of Proxies."

     o Internet  Voting.  You also may vote over the internet by  following  the instructions  in the  enclosed  materials.  You will be  prompted  to enter  the control  number on the enclosed  proxy ballot.  Follow the  instructions  on the screen, using your proxy ballot as a guide.

Who is entitled to vote and how are votes counted?

     Shareholders of record of International Value Fund at the close of business on July 9, 2008, (the "Record Date") will be entitled to vote at the Meeting. On
July 9, 2008,  there were  13,421,848.692  outstanding  shares of  International
Value Fund,  consisting of  5,587,651.417  Class A shares,  910,688.569  Class B shares, 1,682,462.836 Class C shares, 4,714.542 Class N shares and 5,236,331.328
Class Y shares.  Each  shareholder  will be  entitled  to one vote for each full share, and a fractional vote for each fractional  share of  International  Value
Fund held on the Record Date.

     The   individuals   named  as  proxies  on  the  proxy  ballots  (or  their
substitutes)  will vote  according  to your  directions  if your proxy ballot is received and properly  executed,  or in  accordance  with the  instructions  you provide if you vote by  telephone,  internet  or mail.  You may direct the proxy holders to vote your  shares on the  proposal by checking  the  appropriate  box
"FOR" or "AGAINST," or instruct them not to vote those shares on the proposal by checking the "ABSTAIN" box.

Quorum and Required Vote

     The  presence  in person or by proxy of a majority of  International  Value
Fund's shares outstanding and entitled to vote constitutes a quorum with respect to the Proposal.  Shares whose proxies reflect an abstention on the Proposal are counted as shares  present  and  entitled to vote for  purposes  of  determining whether the required quorum of shares exists for the Proposal.  However, because of the  need to  obtain  a vote of a  majority  of the  shares  outstanding  and entitled to vote,  abstentions will have the same effect as a vote "against" the
Proposal. In the absence of a quorum, the shareholders present or represented by proxy and  entitled to vote  thereat  have the power to adjourn the meeting from time to time but no longer than six months from the date of the meeting  without further notice.

     The affirmative  vote of the holders of a majority (as that term is defined in the  Investment  Company  Act) of the  shares  of  International  Value  Fund outstanding  and  entitled to vote is  necessary  to approve the  Reorganization
Agreement  and the  transactions  contemplated  thereby.  Under  the  Investment
Company Act, such a "majority" vote is defined as the vote of the holders of the lesser  of 67% or more of the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or more than 50% of the outstanding shares.
Quest International Value Fund shareholders do not vote on the Reorganization.

     If a quorum is present but sufficient votes to approve the Proposal are not received by the date of the Meeting, the persons named in the enclosed proxy (or their  substitutes)  may propose and  approve  one or more  adjournments  of the
Meeting to permit further  solicitation of proxies.  All such  adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the  session  of the  Meeting to be  adjourned.  The  persons  named as proxies on the proxy ballots (or their substitutes) will vote the shares present in person or by proxy  (including  broker non-votes and abstentions) in favor of such an adjournment if they determine  additional  solicitation is warranted and in the interests of the Funds' shareholders.

Solicitation of Proxies

     Broker-dealer firms, banks, custodians,  nominees and other fiduciaries may be  required to forward  soliciting  material  to the  beneficial  owners of the
shares  of  record  on  behalf  of  International   Value  Fund  and  to  obtain
authorization  for the execution of proxies.  For those  services,  they will be reimbursed  by the  International  Value  Fund  for  their  reasonable  expenses incurred in connection with the proxy  solicitation to the extent the Fund would have directly borne those expenses.

     In addition to  solicitations  by mail,  solicitations  may be conducted by telephone or email including by a proxy solicitation firm hired at International
Value Fund's  expense.  It is expected  that a proxy  solicitation  firm will be hired. It is estimated that the cost of engaging a proxy solicitation firm would not exceed  approximately  $33,000,  plus any  additional  costs  which would be incurred in connection with contacting those shareholders who have not voted, in the event of a need for  re-solicitation  of votes.  These costs are included in the estimated total  Reorganization-related  costs discussed earlier. Currently, if the Manager determines to retain the services of a proxy solicitation firm on behalf of the Fund, the Manager anticipates retaining The Altman Group, Inc. Any proxy  solicitation  firm engaged by the Fund, among other things,  will be: (i)
required to maintain the  confidentiality of all shareholder  information;  (ii)
prohibited from selling or otherwise disclosing  shareholder  information to any third party; and (iii) required to comply with applicable telemarketing laws.

     o Voting By  Broker-Dealers.  Shares owned of record by broker-dealers  (or record owners) for the benefit of their customers ("street account shares") will be voted by the broker-dealer based on instructions received from its customers.
If no instructions are received,  the broker-dealer  does not have discretionary power  ("broker  non-vote") to vote such street  account  shares on the Proposal under applicable  stock exchange rules.  Broker non-votes will not be counted as present nor entitled to vote for purposes of  determining a quorum nor will they be counted as votes "for" or "against" the Proposal. Beneficial owners of street account  shares  cannot vote at the meeting.  Only record owners may vote at the meeting.

     o Voting by the Trustee for  OppenheimerFunds-Sponsored  Retirement  Plans.
Shares held in  OppenheimerFunds-sponsored  retirement  accounts for which votes are not received as of the last  business day before the Meeting  Date,  will be voted by the trustee  for such  accounts  in the same  proportion  as shares for which voting  instructions  from the Fund's other  shareholders have been timely received.

Revoking a Proxy

     You may  revoke  a  previously  granted  proxy  at any  time  before  it is exercised by: (1)  delivering a written  notice to the Fund  expressly  revoking your  proxy,  (2)  signing  and  sending to the Fund a  later-dated  proxy,  (3)
telephone  or internet or (4)  attending  the Meeting and casting  your votes in person  if you are a record  owner.  Please be  advised  that the  deadline  for revoking your proxy by telephone or the internet is 3:00 p.m.,  Eastern Time, on the last business day before the Meeting.

What other matters will be voted upon at the Meeting?

     The Board of Trustees of International  Value Fund does not intend to bring any  matters  before the Meeting  other than those  described  in this  combined
Prospectus  and Proxy  Statement.  Neither the Board nor the Manager is aware of any other matters to be brought before the Meeting by others.  Matters not known at the time of the  solicitation  may come  before  the  Meeting.  The  proxy as solicited  confers  discretionary  authority  with  respect to such matters that
might   properly  come  before  the  Meeting,   including  any   adjournment  or
adjournments  thereof,  and  it  is  the  intention  of  the  persons  named  as attorneys-in-fact  in the  proxy  (or  their  substitutes)  to vote the proxy in accordance with their judgment on such matters.

     o  Shareholder  Proposals.  The Funds are not required and do not intend to hold shareholder  meetings on a regular basis.  Special meetings of shareholders may be  called  from  time to time by  either  a Fund or the  shareholders  (for certain matters and under special conditions  described in the Funds' Statements of  Additional  Information).  Under  the  proxy  rules of the SEC,  shareholder proposals  that  meet  certain  conditions  may be  included  in a fund's  proxy statement  for a  particular  meeting.  Those rules  currently  require that for future  meetings,  the shareholder  must be a record or beneficial owner of Fund shares  either  (i)  with a value  of at  least  $2,000  or  (ii)  in an  amount representing  at least 1% of the Fund's  securities to be voted, at the time the proposal is submitted and for one year prior  thereto,  and must continue to own such shares through the date on which the meeting is held.  Another  requirement relates to the timely receipt by a Fund of any such proposal. Under those rules, a proposal must have been  submitted a reasonable  time before the Fund began to print  and mail this  Proxy  Statement  in order to be  included  in this  Proxy
Statement. A proposal submitted for inclusion in a Fund's proxy material for the next special  meeting  after the meeting to which this Proxy  Statement  relates must be received by the Fund a  reasonable  time before the Fund begins to print and mail the proxy materials for that meeting.  Notice of shareholder  proposals to be presented at the Meeting must have been received  within a reasonable time before  the Fund  began to mail  this  Proxy  Statement.  The fact that the Fund receives a proposal  from a qualified  shareholder  in a timely  manner does not ensure its inclusion in the proxy materials because there are other requirements under the proxy rules for such inclusion.

     o  Shareholder  Communications  to the  Board.  Shareholders  who desire to communicate  generally with the Board should address their correspondence to the
Board of  Directors  or the Board of  Trustees  of the  applicable  Fund and may submit  their  correspondence  by mail to the  Fund at 6803  South  Tucson  Way,
Centennial, CO 80112, attention Secretary of the Fund; and if the correspondence is  intended  for a  particular  Director/Trustee,  the  shareholder  should  so indicate.

                           ADDITIONAL INFORMATION ABOUT THE FUNDS

     Both  Funds also file  proxy  materials,  proxy  voting  reports  and other information  with the SEC in accordance with the  informational  requirements of the Securities  and Exchange Act of 1934 and the  Investment  Company Act. These
materials  can be inspected  and copied at: the SEC's Public  Reference  Room in
Washington,  D.C.  (Phone:  1.202.942.8090)  or the EDGAR  database on the SEC's website at www.sec.gov. Copies may be obtained upon payment of a duplicating fee by  electronic  request at the SEC's e-mail  address:  publicinfo@sec.gov  or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Householding of Reports to Shareholders and Other Funds' Documents

     To avoid sending  duplicate  copies of materials to  households,  the Funds mail only one copy of each report to shareholders  having the same last name and address on the Funds'  records.  The  consolidation  of these  mailings,  called
"householding," benefits the Funds through reduced mailing expenses. If you want to receive  multiple  copies of these  materials or request  householding in the future, you may call the Transfer Agent at  1.800.647.7374.  You may also notify the  Transfer  Agent in writing at 6803 South Tucson Way,  Centennial,  Colorado
80112.  Individual copies of prospectuses and reports will be sent to you within
30 days after the Transfer Agent receives your request to stop householding.

Principal Shareholders

     As of  August  28,  2008,  the  officers  and  Directors/Trustees  of Quest
International  Value  Fund as a group,  owned  less  than 1% of the  outstanding voting shares of any class of that Fund. As of August 28, 2008, the only persons who owned of  record  or were  known by Quest  International  Value  Fund to own beneficially  5% or  more  of  any  class  of the  outstanding  shares  of  that respective Fund are listed in Exhibit B.

                                  EXHIBITS TO THE COMBINED
                               PROSPECTUS AND PROXY STATEMENT

Exhibits

     A.  Form of  Agreement  and  Plan  of  Reorganization  between  Oppenheimer
International Value Fund and Oppenheimer Quest International Value Fund

     B. Principal Shareholders

                                                             EXHIBIT A

                        FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") dated as of November
7, 2008, by and between  Oppenheimer  International  Value Fund  ("International
Value Fund"), a Massachusetts business trust and Oppenheimer Quest International
Value Fund, Inc. ("Quest International Value Fund"), a Maryland corporation.

                                    W I T N E S S E T H:

     WHEREAS,  the  parties  are  each  open-end  investment  companies  of  the management type; and

     WHEREAS,  the  parties  hereto  desire to  provide  for the  reorganization pursuant to Section  368(a)(1) of the Internal  Revenue Code of 1986, as amended
(the  "Code"),  of  International  Value Fund through the  acquisition  by Quest
International  Value Fund of  substantially  all of the assets of  International
Value Fund in exchange for the voting shares of beneficial  interest  ("shares")
of Class A, Class B, Class C, Class N and Class Y shares of Quest  International
Value  Fund and the  assumption  by Quest  International  Value  Fund of certain liabilities of International  Value Fund, which Class A, Class B, Class C, Class
N and Class Y shares of Quest  International Value Fund are to be distributed by
International Value Fund pro rata to its shareholders in complete liquidation of
International Value Fund and complete cancellation of its shares;

     NOW,  THEREFORE,  in consideration of the mutual promises herein contained, the parties hereto agree as follows:

     1.  The  parties   hereto   hereby  adopt  this   Agreement   and  Plan  of
Reorganization  (the  "Agreement")  pursuant to Section 368(a)(1) of the Code as follows:  The  reorganization  will be  comprised  of the  acquisition  by Quest
International  Value Fund of  substantially  all of the assets of  International
Value Fund in exchange for Class A, Class B, Class C, Class N and Class Y shares of Quest  International  Value Fund and the  assumption  by Quest  International
Value Fund of certain  liabilities of International  Value Fund, followed by the distribution  of such  Class A,  Class B, Class C, Class N and Class Y shares of
Quest  International  Value  Fund to the Class A,  Class B, Class C, Class N and
Class Y shareholders of International  Value Fund in exchange for their Class A,
Class B, Class C, Class N and Class Y shares of  International  Value Fund,  all upon and subject to the terms of the Agreement hereinafter set forth.

     The share  transfer books of  International  Value Fund will be permanently closed at the close of business on the Valuation Date (as  hereinafter  defined)
and only redemption requests received in proper form on or prior to the close of business on the Valuation Date shall be fulfilled by  International  Value Fund;
redemption  requests received by International  Value Fund after that date shall be treated as requests for the  redemption of the shares of Quest  International
Value Fund to be  distributed  to the  shareholder  in  question  as provided in
Section 5 hereof.

     2. On the  Closing  Date (as  hereinafter  defined),  all of the  assets of
International  Value  Fund on that date,  excluding  a cash  reserve  (the "Cash
Reserve")  to  be  retained  by  International  Value  Fund  sufficient  in  its discretion  for the  payment  of the  expenses  of  International  Value  Fund's dissolution and its liabilities, but not in excess of the amount contemplated by
Section 10E, shall be delivered as provided in Section 8 to Quest  International
Value Fund, in exchange for and against delivery to International  Value Fund on the  Closing  Date of a number of Class A, Class B, Class C, Class N and Class Y shares of Quest  International  Value Fund,  having an aggregate net asset value equal to the value of the assets of International  Value Fund so transferred and delivered.

     3. The net asset  value of Class A,  Class B,  Class C, Class N and Class Y shares  of Quest  International  Value  Fund  and the  value  of the  assets  of
International  Value Fund to be transferred  shall in each case be determined as of the close of business of The New York Stock  Exchange on the Valuation  Date.
The computation of the net asset value of the Class A, Class B, Class C, Class N and Class Y shares of Quest  International  Value Fund and the Class A, Class B,
Class C, Class N and Class Y shares of International Value Fund shall be done in the manner used by Quest  International Value Fund and International Value Fund,
respectively,  in the computation of such net asset value per share as set forth in their respective prospectuses.  The methods used by Quest International Value
Fund in such  computation  shall be  applied to the  valuation  of the assets of
International Value Fund to be transferred to Quest International Value Fund.

     International  Value Fund may declare and pay, on or prior to the Valuation
Date, a dividend or dividends which,  together with all previous such dividends, shall have the effect of distributing to International Value Fund's shareholders all of International  Value Fund's investment company taxable income for taxable years ending on or prior to the Closing  Date  (computed  without  regard to any dividends  paid) and all of its net capital  gain,  if any,  realized in taxable years  ending on or prior to the Closing Date (after  reduction  for any capital loss carry-forward).

     4. The closing (the "Closing") shall be at the offices of OppenheimerFunds,
Inc. (the "Agent"),  6803 S. Tucson Way,  Centennial,  CO 80112, on such time or such other place as the parties may designate or as provided below (the "Closing
Date"). The business day preceding the Closing Date is herein referred to as the
"Valuation Date."

     In the event that on the Valuation  Date either party has,  pursuant to the
Investment Company Act of 1940, as amended (the "Act"), or any rule,  regulation or order thereunder, suspended the redemption of its shares or postponed payment therefore,  the Closing  Date shall be  postponed  until the first  business day after the date when both parties have ceased such  suspension  or  postponement;
provided,  however,  that if such  suspension  shall continue for a period of 60 days beyond the Valuation  Date,  then the other party to the Agreement shall be permitted to terminate the Agreement  without liability to either party for such termination.

     5.  In  conjunction  with  the  Closing,  International  Value  Fund  shall distribute on a pro rata basis to the shareholders of  International  Value Fund as of the  Valuation  Date Class A, Class B, Class C, Class N and Class Y shares of Quest  International  Value Fund received by International  Value Fund on the
Closing Date in exchange for the assets of International  Value Fund in complete liquidation of International  Value Fund; for the purpose of the distribution by
International  Value  Fund of Class A,  Class B,  Class C,  Class N and  Class Y
shares  of  Quest   International  Value  Fund  to  International  Value  Fund's
shareholders,  Quest  International  Value Fund will promptly cause its transfer agent to: (a) credit an appropriate number of Class A, Class B, Class C, Class N and  Class Y shares  of Quest  International  Value  Fund on the  books of Quest
International  Value Fund to each Class A, Class B, Class C, Class N and Class Y shareholder  of  International  Value  Fund  in  accordance  with  a  list  (the
"Shareholder  List") of  International  Value Fund  shareholders  received  from
International  Value  Fund;  and (b) confirm an  appropriate  number of Class A,
Class B, Class C, Class N and Class Y shares of Quest  International  Value Fund to each  Class  A,  Class  B,  Class  C,  Class N and  Class  Y  shareholder  of
International Value Fund.

     The  Shareholder  List shall  indicate,  as of the close of business on the
Valuation Date, the name and address of each shareholder of International  Value
Fund,  indicating his or her share balance.  International  Value Fund agrees to supply the Shareholder List to Quest International Value Fund not later than the
Closing Date.  Shareholders  of  International  Value Fund holding  certificates representing  their shares shall not be required to surrender their certificates to  anyone in  connection  with the  reorganization.  After  the  Closing  Date, however,  it  will  be  necessary  for  such  shareholders  to  surrender  their certificates  in order  to  redeem,  transfer  or  pledge  the  shares  of Quest
International Value Fund which they received.

     6. Within one year after the Closing Date,  International  Value Fund shall
(a) either pay or make  provision  for  payment  of all of its  liabilities  and taxes,  and (b) either (i) transfer any remaining  amount of the Cash Reserve to
Quest  International  Value Fund,  if such  remaining  amount (as reduced by the estimated cost of distributing it to  shareholders)  is not material (as defined below)  or  (ii)  distribute  such  remaining  amount  to  the  shareholders  of
International  Value Fund on the Valuation Date. Such remaining  amount shall be deemed to be material if the amount to be  distributed,  after  deduction of the estimated expenses of the distribution,  equals or exceeds one cent per share of
International Value Fund outstanding on the Valuation Date.

     7. Prior to the Closing Date, International Value Fund's portfolio shall be analyzed to ensure that the requisite  percentage of International  Value Fund's portfolio  meets  Quest  International  Value  Fund's  investment  policies  and restrictions so that, after the Closing,  Quest International Value Fund will be in  compliance  with all of its  investment  policies and  restrictions.  At the
Closing,  International  Value Fund shall deliver to Quest  International  Value
Fund  two  copies  of  a  list  setting  forth  the  securities  then  owned  by
International Value Fund.  Promptly after the Closing,  International Value Fund shall provide Quest International Value Fund a list setting forth the respective federal income tax bases thereof.

     8.   Portfolio   securities  or  written   evidence   acceptable  to  Quest
International  Value Fund of record  ownership  thereof by The Depository  Trust
Company or through the Federal Reserve Book Entry System or any other depository approved by International Value Fund pursuant to Rule 17f-4 and Rule 17f-5 under the Act shall be endorsed and delivered,  or transferred by appropriate transfer or  assignment  documents,  by  International  Value Fund on the Closing Date to
Quest International  Value Fund, or at its direction,  to its custodian bank, in proper form for  transfer  in such  condition  as to  constitute  good  delivery thereof in accordance with the custom of brokers and shall be accompanied by all necessary state transfer stamps, if any. The cash delivered shall be in the form of certified or bank  cashiers'  checks or by bank wire or  intra-bank  transfer payable to the order of Quest  International Value Fund for the account of Quest
International  Value Fund. Class A, Class B, Class C, Class N and Class Y shares of Quest  International  Value Fund representing the number of Class A, Class B,
Class C,  Class N and Class Y shares of Quest  International  Value  Fund  being delivered against the assets of International Value Fund, registered in the name of International Value Fund, shall be transferred to International Value Fund on the Closing Date. Such shares shall thereupon be assigned by International Value
Fund to its  shareholders so that the shares of Quest  International  Value Fund may be distributed as provided in Section 5.

     If,  at the  Closing  Date,  International  Value  Fund is  unable  to make delivery  under this Section 8 to Quest  International  Value Fund of any of its
portfolio  securities  or  cash  for the  reason  that  any of  such  securities purchased  by  International  Value  Fund,  or the  cash  proceeds  of a sale of portfolio  securities,  prior to the Closing Date have not yet been delivered to it or International  Value Fund's custodian,  then the delivery  requirements of this  Section 8 with  respect  to said  undelivered  securities  or cash will be waived and International  Value Fund will deliver to Quest  International  Value
Fund by or on the Closing Date with respect to said  undelivered  securities  or cash  executed  copies of an agreement or  agreements  of  assignment  in a form reasonably  satisfactory to Quest  International  Value Fund, together with such other  documents,  including a due bill or due bills and  brokers'  confirmation slips as may reasonably be required by Quest International Value Fund.

     9. Quest  International Value Fund shall not assume the liabilities (except for portfolio  securities  purchased  which have not settled and for shareholder redemption and dividend  checks  outstanding) of  International  Value Fund, but
International Value Fund will,  nevertheless,  use its best efforts to discharge all known liabilities, so far as may be possible, prior to the Closing Date. The cost of printing and mailing the proxies and proxy  statements  will be borne by
International Value Fund. International Value Fund and Quest International Value
Fund will bear the cost of their  respective tax opinion.  Any documents such as existing  prospectuses  or annual reports that are included in that mailing will be at a cost to the Fund issuing the document.  Any other out-of-pocket expenses of Quest  International  Value Fund and International Value Fund associated with this  reorganization,  including legal,  accounting and transfer agent expenses, will be borne by International  Value Fund and Quest  International  Value Fund,
respectively, in the amounts so incurred by each.

     10. The  obligations of Quest  International  Value Fund hereunder shall be subject to the following conditions:

     A. The Board of Trustees of International  Value Fund shall have authorized the execution of the Agreement, and the shareholders of International Value Fund shall have approved the Agreement and the transactions  contemplated hereby, and
International  Value Fund shall have furnished to Quest International Value Fund copies of resolutions to that effect certified by the Secretary or the Assistant
Secretary of International Value Fund; such shareholder approval shall have been by the  affirmative  vote  required  by the  Massachusetts  Law and its  charter documents  at a meeting  for which  proxies  have  been  solicited  by the Proxy
Statement and Prospectus (as hereinafter  defined). B. Quest International Value
Fund shall have received an opinion dated as of the Closing Date from counsel to
International  Value Fund, to the effect that (i) International  Value Fund is a business trust duly organized,  validly  existing and in good standing under the laws of the Commonwealth of Massachusetts with full corporate powers to carry on its  business  as then  being  conducted  and to  enter  into  and  perform  the
Agreement;  and (ii) that all action necessary to make the Agreement,  according to its terms, valid,  binding and enforceable on International Value Fund and to authorize  effectively the transactions  contemplated by the Agreement have been taken by International Value Fund.  Massachusetts counsel may be relied upon for this opinion.

     C. The representations and warranties of International Value Fund contained herein  shall be true and  correct  at and as of the  Closing  Date,  and  Quest
International  Value Fund shall have been  furnished  with a certificate  of the
President,  or a Vice President,  or the Secretary or the Assistant Secretary or
the Treasurer or the Assistant  Treasurer of International  Value Fund, dated as of the Closing Date, to that effect.

     D. On the Closing Date,  International  Value Fund shall have  furnished to
Quest  International  Value Fund a  certificate  of the  Treasurer  or Assistant
Treasurer  of  International  Value  Fund as to the amount of the  capital  loss carry-over and net unrealized appreciation or depreciation, if any, with respect to International Value Fund as of the Closing Date.

     E. The cash  reserve  shall not exceed 10% of the value of the net  assets, nor 30% in value of the gross assets,  of International  Value Fund at the close of business on the Valuation Date.

     F. A Registration Statement on Form N-14 filed by Quest International Value
Fund under the Securities Act of 1933, as amended (the "1933 Act"), containing a preliminary  form of the Proxy  Statement  and  Prospectus,  shall  have  become effective under the 1933 Act.

     G. On the Closing Date, Quest  International Value Fund shall have received a letter from a senior officer in the Legal Department of OppenheimerFunds, Inc.
acceptable to Quest  International  Value Fund, stating that nothing has come to his or her attention  which in his or her judgment would indicate that as of the
Closing  Date there  were any  material,  actual or  contingent  liabilities  of
International Value Fund arising out of litigation brought against International
Value Fund or claims  asserted  against  it, or pending or to the best of his or her knowledge  threatened claims or litigation not reflected in or apparent from
the  most  recent  audited   financial   statements  and  footnotes  thereto  of
International  Value Fund  delivered  to Quest  International  Value Fund.  Such letter may also include such additional  statements relating to the scope of the review conducted by such person and his or her  responsibilities and liabilities as are not unreasonable under the circumstances.

     H. Quest International Value Fund shall have received an opinion,  dated as of the Closing Date, of Kramer Levin  Naftalis & Frankel LLP, to the same effect as the opinion contemplated by Section 11.E. of the Agreement.

     I. Quest International Value Fund shall have received at the Closing all of the assets of International  Value Fund to be conveyed  hereunder,  which assets shall  be  free  and  clear  of all  liens,  encumbrances,  security  interests, restrictions and limitations whatsoever.

     11. The obligations of International  Value Fund hereunder shall be subject to the following conditions:

     A. The Board of  Directors  of Quest  International  Value  Fund shall have authorized the execution of the  Agreement,  and the  transactions  contemplated
thereby,   and  Quest   International   Value  Fund  shall  have   furnished  to
International  Value Fund copies of resolutions to that effect  certified by the
Secretary or the Assistant Secretary of Quest International Value Fund.

     B.  International   Value  Fund's  shareholders  shall  have  approved  the
Agreement and the  transactions  contemplated  hereby,  by an  affirmative  vote required by Massachusetts law and its charter documents and International  Value
Fund shall have furnished Quest  International  Value Fund copies of resolutions to  that  effect  certified  by  the  Secretary  or an  Assistant  Secretary  of
International Value Fund.

     C. International  Value Fund shall have received an opinion dated as of the
Closing Date from counsel to Quest  International Value Fund, to the effect that
(i) Quest  International  Value Fund is a corporation  duly  organized,  validly existing and in good standing  under the laws of the State of Maryland with full powers to carry on its  business as then being  conducted  and to enter into and perform  the  Agreement;  (ii) all  actions  necessary  to make  the  Agreement, according to its terms, valid,  binding and enforceable upon Quest International
Value Fund and to authorize  effectively  the  transactions  contemplated by the
Agreement  have been  taken by Quest  International  Value  Fund,  and (iii) the shares  of  Quest  International  Value  Fund to be  issued  hereunder  are duly
authorized   and  when   issued   will  be  validly   issued,   fully-paid   and
non-assessable. Maryland counsel may be relied upon for this opinion.

     D. The  representations  and warranties of Quest  International  Value Fund contained  herein shall be true and correct at and as of the Closing  Date,  and
International  Value Fund shall have been  furnished  with a certificate  of the
President,  a Vice President or the Secretary or the Assistant  Secretary or the
Treasurer or the Assistant Treasurer of the Trust to that effect dated as of the
Closing Date.

     E. International  Value Fund shall have received an opinion of Kramer Levin
Naftalis & Frankel LLP to the effect that the  federal tax  consequences  of the transaction,  if carried  out in the manner  outlined  in the  Agreement  and in accordance with (i) International  Value Fund's  representation that there is no plan or intention by any  International  Value Fund  shareholder  who owns 5% or more of International  Value Fund's  outstanding  shares,  and, to International
Value  Fund's best  knowledge,  there is no plan or intention on the part of the remaining  International Value Fund shareholders,  to redeem,  sell, exchange or otherwise dispose of a number of Quest  International Value Fund shares received in the  transaction  that would reduce  International  Value Fund  shareholders'
ownership of Quest  International Value Fund shares to a number of shares having a value,  as of the  Closing  Date,  of less than 50% of the value of all of the formerly  outstanding  International  Value Fund shares as of the same date, and
(ii) the  representation  by  International  Value Fund that,  as of the Closing
Date, International Value Fund will qualify as a regulated investment company or will meet the diversification test of Section 368(a)(2)(F)(ii) of the Code, will be as follows:

     a.  The  transactions  contemplated  by the  Agreement  will  qualify  as a tax-free  "reorganization"  within the meaning of Section 368(a)(1) of the Code, and under the regulations promulgated thereunder.

     b. International  Value Fund and Quest  International  Value Fund will each qualify as a "party to a reorganization" within the meaning of Section 368(b)(2)
of the Code.

     c. No gain or loss will be recognized by the  shareholders of International
Value Fund upon the distribution of Class A, Class B, Class C, Class N and Class
Y shares  of  beneficial  interest  in  Quest  International  Value  Fund to the shareholders of International Value Fund pursuant to Section 354 of the Code.

     d. Under  Section  361(a) of the Code no gain or loss will be recognized by
International  Value Fund by reason of the  transfer  of  substantially  all its assets in exchange  for Class A, Class B, Class C, Class N and Class Y shares of
Quest International Value Fund.

     e. Under  Section  1032 of the Code no gain or loss will be  recognized  by
Quest International Value Fund by reason of the transfer of substantially all of
International  Value  Fund's  assets in exchange  for Class A, Class B, Class C,
Class  N and  Class Y  shares  of  Quest  International  Value  Fund  and  Quest
International  Value Fund's  assumption of certain  liabilities of International
Value Fund.

     f. The  shareholders  of  International  Value  Fund will have the same tax basis and holding  period for the Class A, Class B, Class C, Class N and Class Y
shares  of  beneficial  interest  in Quest  International  Value  Fund that they receive as they had for  International  Value Fund shares  that they  previously held, pursuant to Section 358(a) and 1223(1), respectively, of the Code.

     g.  The  securities  transferred  by  International  Value  Fund  to  Quest
International  Value Fund will have the same tax basis and holding period in the hands of Quest  International  Value  Fund as they had for  International  Value
Fund, pursuant to Section 362(b) and 1223(1), respectively, of the Code.

     F. The Cash  Reserve  shall not exceed 10% of the value of the net  assets, nor 30% in value of the gross assets,  of International  Value Fund at the close of business on the Valuation Date.

     G. A Registration Statement on Form N-14 filed by Quest International Value
Fund under the 1933 Act,  containing a preliminary  form of the Proxy  Statement and Prospectus, shall have become effective under the 1933 Act.

     H. On the  Closing  Date,  International  Value Fund shall have  received a letter from a senior officer in the Legal Department of  OppenheimerFunds,  Inc.
acceptable to International  Value Fund, stating that nothing has come to his or her attention which in his or her judgment would indicate that as of the Closing
Date  there  were  any  material,  actual  or  contingent  liabilities  of Quest
International  Value  Fund  arising  out of  litigation  brought  against  Quest
International  Value Fund or claims  asserted  against it, or pending or, to the best of his or her knowledge,  threatened  claims or litigation not reflected in or  apparent by the most  recent  audited  financial  statements  and  footnotes thereto of Quest International Value Fund delivered to International Value Fund.
Such letter may also include such additional statements relating to the scope of the  review  conducted  by  such  person  and  his or her  responsibilities  and liabilities as are not unreasonable under the circumstances.

     I. International Value Fund shall acknowledge receipt of the Class A, Class
B, Class C, Class N and Class Y shares of Quest International Value Fund.

     12. International Value Fund hereby represents and warrants that:

     A. The audited financial statements of International Value Fund as of April
30, 2008 and unaudited  financial  statements as of October 31, 2007  heretofore furnished  to Quest  International  Value  Fund,  present  fairly the  financial position,  results of  operations,  and  changes in net assets of  International
Value Fund as of that date, in conformity  with  generally  accepted  accounting principles  applied on a basis consistent with the preceding year; and that from
April 30,  2008  through the date  hereof  there have not been,  and through the
Closing Date there will not be, any material  adverse  change in the business or financial condition of International Value Fund, it being agreed that a decrease in the size of International  Value Fund due to a diminution in the value of its portfolio  and/or  redemption  of its shares shall not be  considered a material adverse change;

     B.  Contingent  upon  approval  of  the  Agreement  and  the   transactions
contemplated thereby by International Value Fund's  shareholders,  International
Value Fund has  authority to transfer all of the assets of  International  Value
Fund to be  conveyed  hereunder  free  and  clear  of all  liens,  encumbrances, security interests, restrictions and limitations whatsoever;

     C. The Prospectus, as amended and supplemented,  contained in International
Value Fund's  Registration  Statement  under the 1933 Act, as amended,  is true, correct and complete,  conforms to the requirements of the 1933 Act and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated  therein or necessary to make the  statements  therein not misleading.  The Registration  Statement, as amended, was, as of the date of the filing  of the  last  Post-Effective  Amendment,  true,  correct  and  complete, conformed  to the  requirements  of the 1933 Act and did not  contain any untrue statement  of a material  fact or omit to state a material  fact  required to be stated therein or necessary to make the statements therein not misleading;

     D. There is no material  contingent  liability of International  Value Fund and no material claim and no material legal, administrative or other proceedings pending or, to the knowledge of  International  Value Fund,  threatened  against
International  Value Fund, not reflected in such  Prospectus;  E. Except for the
Agreement,  there are no material contracts  outstanding to which  International
Value Fund is a party other than those ordinary in the conduct of its business;

     F.  International  Value  Fund  is  a  Massachusetts  business  trust  duly organized,  validly  existing  and  in  good  standing  under  the  laws  of the
Commonwealth of  Massachusetts;  and has all necessary and material  Federal and state  authorizations  to own all of its assets and to carry on its  business as now being conducted;  and International  Value Fund is duly registered under the
Act and such registration has not been rescinded or revoked and is in full force and effect;

     G. All Federal and other tax  returns  and reports of  International  Value
Fund  required  by law to be filed have been  filed,  and all  federal and other taxes shown due on said returns and reports  have been paid or  provision  shall have been  made for the  payment  thereof  and to the best of the  knowledge  of
International  Value  Fund  no such  return  is  currently  under  audit  and no assessment has been asserted with respect to such returns; and

     H. International  Value Fund has elected that  International  Value Fund be treated as a  regulated  investment  company  and,  for each  fiscal year of its operations, International Value Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated  investment  company and
International  Value Fund intends to meet such  requirements with respect to its current taxable year.

13.   Quest International Value Fund hereby represents and warrants that:

     A. The audited financial statements of Quest International Value Fund as of
November  30,  2007  and  unaudited  financial  statements  as of May  31,  2008 heretofore  furnished to International  Value Fund, present fairly the financial
position,   results  of   operations,   and  changes  in  net  assets  of  Quest
International Value Fund, as of that date, in conformity with generally accepted accounting principles applied on a basis consistent with the preceding year; and
that from May 31, 2008 through the date hereof there have not been,  and through the Closing Date there will not be, any material adverse changes in the business or financial  condition of Quest  International  Value Fund, it being understood that a  decrease  in  the  size  of  Quest  International  Value  Fund  due to a diminution in the value of its portfolio  and/or  redemption of its shares shall not be considered a material or adverse change;

     B.  The  Prospectus,  as  amended  and  supplemented,  contained  in  Quest
International Value Fund's  Registration  Statement under the 1933 Act, is true, correct and complete,  conforms to the requirements of the 1933 Act and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated  therein or necessary to make the  statements  therein not misleading.  The Registration  Statement, as amended, was, as of the date of the filing  of the  last  Post-Effective  Amendment,  true,  correct  and  complete, conformed  to the  requirements  of the 1933 Act and did not  contain any untrue statement  of a material  fact or omit to state a material  fact  required to be stated therein or necessary to make the statements therein not misleading;

     C. Except for this Agreement,  there is no material contingent liability of
Quest  International  Value Fund and no material  claim and no  material  legal, administrative  or other  proceedings  pending  or,  to the  knowledge  of Quest
International Value Fund, threatened against Quest International Value Fund, not reflected in such Prospectus;

     D. There are no material contracts outstanding to which Quest International
Value Fund is a party other than those ordinary in the conduct of its business;

     E. Quest International Value Fund is a corporation duly organized,  validly existing and in good  standing  under the laws of the State of  Maryland;  Quest
International  Value  Fund has all  necessary  and  material  Federal  and state authorizations to own all its properties and assets and to carry on its business as now being  conducted;  the  Class A,  Class B,  Class C,  Class N and Class Y
shares of Quest  International Value Fund which it issues to International Value
Fund  pursuant  to the  Agreement  will  be  duly  authorized,  validly  issued, fully-paid and non-assessable, will conform to the description thereof contained in Quest  International  Value Fund's  Registration  Statement  and will be duly registered under the 1933 Act and in the states where  registration is required;
and Quest  International  Value Fund is duly  registered  under the Act and such registration has not been revoked or rescinded and is in full force and effect;

     F. All federal  and other tax  returns  and reports of Quest  International
Value Fund  required  by law to be filed have been  filed,  and all  federal and other taxes shown due on said  returns and reports  have been paid or  provision shall have been made for the payment thereof and to the best of the knowledge of
Quest  International  Value Fund, no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of Quest  International  Value Fund ended  November  30, 2007 have not been filed,  such  returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

     G. Quest  International Value Fund has elected to be treated as a regulated
investment  company  and,  for  each  fiscal  year  of  its  operations,   Quest
International  Value Fund has met the  requirements  of Subchapter M of the Code for  qualification  and  treatment as a regulated  investment  company and Quest
International  Value Fund intends to meet such  requirements with respect to its current taxable year;

     H. Quest  International  Value Fund has no plan or intention (i) to dispose of any of the assets transferred by International  Value Fund, other than in the ordinary course of business,  or (ii) to redeem or reacquire any of the Class A,
Class B, Class C, Class N and Class Y shares issued by it in the  reorganization other than pursuant to valid requests of shareholders; and

     I. After  consummation of the  transactions  contemplated by the Agreement,
Quest   International   Value  Fund   intends  to  operate  its  business  in  a
substantially unchanged manner.

     14. Each party hereby  represents to the other that no broker or finder has been  employed  by  it  with  respect  to  the  Agreement  or  the  transactions contemplated  hereby.  Each party also represents and warrants to the other that the information  concerning it in the Proxy Statement and Prospectus will not as of its date contain any untrue  statement of a material  fact or omit to state a fact necessary to make the  statements  concerning it therein not misleading and that the financial  statements  concerning it will present the information shown fairly in accordance with generally accepted accounting  principles applied on a basis  consistent  with the  preceding  year.  Each  party also  represents  and warrants to the other that the Agreement is valid,  binding and  enforceable  in accordance  with its terms and that the execution,  delivery and  performance of the Agreement  will not result in any violation of, or be in conflict  with, any provision of any charter,  by-laws,  contract,  agreement,  judgment,  decree or order to  which it is  subject  or to which it is a party.  Quest  International
Value Fund hereby  represents to and  covenants  with  International  Value Fund that, if the reorganization  becomes effective,  Quest  International Value Fund will treat each  shareholder  of  International  Value Fund who  received any of
Quest  International  Value Fund's shares as a result of the  reorganization  as having made the minimum initial purchase of shares of Quest  International Value
Fund  received  by  such  shareholder  for  the  purpose  of  making  additional investments in shares of Quest International Value Fund, regardless of the value of the shares of Quest International Value Fund received.

     15. Quest  International  Value Fund agrees that it will prepare and file a
Registration  Statement  on Form N-14 under the 1933 Act which  shall  contain a preliminary  form of proxy  statement and  prospectus  contemplated  by Rule 145 under the 1933 Act. The final form of such proxy  statement  and  prospectus  is referred to in the Agreement as the "Proxy Statement and Prospectus." Each party agrees  that it will use its best  efforts to have such  Registration  Statement declared  effective  and  to  supply  such  information  concerning  itself  for inclusion in the Proxy Statement and Prospectus as may be necessary or desirable in this connection.  International  Value Fund covenants and agrees to liquidate and dissolve under the laws of the Commonwealth of Massachusetts,  following the
Closing, and, upon Closing, to cause the cancellation of its outstanding shares.

     16. The  obligations of the parties shall be subject to the right of either party to abandon and  terminate  the Agreement for any reason and there shall be no  liability  for  damages  or  other  recourse  available  to a  party  not so terminating this Agreement,  provided,  however,  that in the event that a party
shall  terminate  this  Agreement   without   reasonable  cause,  the  party  so
terminating  shall, upon demand,  reimburse the party not so terminating for all expenses,  including  reasonable  out-of-pocket  expenses  and fees  incurred in connection with this Agreement.

     17. The  Agreement may be executed in several  counterparts,  each of which shall be deemed  an  original,  but all  taken  together  shall  constitute  one
Agreement.  The rights and  obligations  of each party pursuant to the Agreement shall not be assignable.

     18. All prior or contemporaneous  agreements and representations are merged into the Agreement,  which  constitutes the entire contract  between the parties hereto.  No  amendment or  modification  hereof shall be of any force and effect unless in writing and signed by the parties and no party shall be deemed to have waived  any  provision  herein  for its  benefit  unless it  executes  a written acknowledgment of such waiver.

     19. Quest  International  Value Fund  understands  that the  obligations of
International Value Fund under the Agreement are not binding upon any Trustee or shareholder of International Value Fund personally,  but bind only International
Value Fund and International  Value Fund's property.  Quest  International Value
Fund represents that it has notice of the provisions of the Declaration of Trust of International  Value Fund disclaiming  shareholder and trustee  liability for acts or obligations of International Value Fund.

     IN WITNESS  WHEREOF,  each of the  parties has caused the  Agreement  to be executed and  attested by its officers  thereunto  duly  authorized  on the date first set forth above.

                              OPPENHEIMER INTERNATIONAL VALUE FUND

                              By:   ______________________
                                    Robert G. Zack
                                    Secretary

                              OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

                              By:   ______________________
                                    Robert G. Zack
                                    Secretary

                                                              EXHIBIT B

                                   PRINCIPAL SHAREHOLDERS

     Principal  Shareholders of Quest International Value Fund. As of August 28,
2008, the only persons who owned of record or were known by Quest  International
Value Fund to own beneficially 5% or more of any class of the outstanding shares of Quest International Value Fund were:

     Oppenheimer  International Diversified Fund, Attn: FPA Trade Settle (2-FA),
6803 S Tucson Way, Centennial, CO 80112-3924,which owned 14,758,901.958 of Class
A shares (43.51% of Class A shares then outstanding).

     MLPF&S for the sole benefit of its customers,  Attn: Fund Admin., 4800 Deer
Lake Dr. E., Floor 3,  Jacksonville,  FL 32246-6484,  which owned 194,778.977 of
Class C shares (6.20% of Class C shares then outstanding).

     MLPF&S for the sole benefit of its customers,  Attn: Fund Admin., 4800 Deer
Lake Dr. E., Floor 3,  Jacksonville,  FL 32246-6484,  which owned  68,191.775 of
Class N shares (8.04% of Class N shares then outstanding).

                            STATEMENT OF ADDITIONAL INFORMATION
                             TO PROSPECTUS AND PROXY STATEMENT
                                             OF
                      OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

                                           PART B

                                Acquisition of the Assets of
                            OPPENHEIMER INTERNATIONAL VALUE FUND

                              By and in exchange for Shares of
                      OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

     This Statement of Additional Information (the "SAI") to this Prospectus and
Proxy Statement  relates  specifically to the proposed delivery of substantially all of the assets of Oppenheimer  International Value Fund ("International Value
Fund") for Class A, Class B, Class C, Class N and Class Y shares of  Oppenheimer
Quest  International  Value Fund, Inc. ("Quest  International  Value Fund") (the
"Reorganization").

     This SAI consists of this Cover Page and the following  documents which are incorporated  into  this  SAI by  reference:  (i) the  Statement  of  Additional
Information  of  International  Value  Fund  dated  August  27,  2008,  (ii) the
Statement of  Additional  Information  of Quest  International  Value Fund dated
February  28, 2008,  as  supplemented  April 28, 2008,  May 12, 2008 and July 1,
2008; (iii) the annual report of International  Value Fund dated April 30, 2008, which includes audited financial  statements of International Value Fund for the
12-month  period  ended  April  30,  2008 and  management's  discussion  of fund performance;  (iv) the  annual  report of Quest  International  Value Fund dated
November 30, 2007, which includes audited financial  statements for the 12-month period ended November 30, 2007 and  management's  discussion of fund performance and (v) the semi-annual report of Quest  International  Value Fund dated May 31,
2008, which includes unaudited financial statements for the 6-month period ended
May 31, 2008.

     This SAI is not a Prospectus;  you should read this SAI in conjunction with the combined  Prospectus and Proxy Statement dated September 17, 2008,  relating to the  Reorganization.  You can  request  a copy of the  Prospectus  and  Proxy
Statement   by   calling   1.800.647.1963,    by   visiting   the   website   at
www.oppenheimerfunds.com  or by writing  OppenheimerFunds  Services at P.O.  Box
5270, Denver, Colorado 80217. The date of this SAI is September 17, 2008.

                               PRO FORMA FINANCIAL STATEMENTS

     Shown  below are pro forma  financial  statements  for the  combined  Quest
International Value Fund, assuming the Reorganization had been consummated as of
May 31,  2008.  The first  table  presents  pro forma  Statements  of Assets and
Liabilities  for the combined Quest  International  Value Fund. The second table presents pro forma Statements of Operations for the combined Quest International
Value Fund.  The third table presents a pro forma  Statement of Investments  for the combined Quest International Value Fund.

     The pro  forma  Statement  of  Investments  and  Statement  of  Assets  and
Liabilities reflect the financial position of International Value Fund and Quest
International  Value Fund at May 31, 2008. The pro forma statement of operations reflects  the  results  of  operations  of  International  Value  Fund and Quest
International Value Fund for the year ended May 31, 2008. The pro forma combined financial  statements may not necessarily be  representative  of what the actual combined financial statements would have been had the Reorganization occurred at
May 31, 2008.  The  historical  cost of  investment  securities  will be carried forward to the surviving entity and results of operations of International Value
Fund for pre-combination  periods will not be restated.  The pro forma statement of investments and statements of assets and liabilities and operations should be read in  conjunction  with the  historical  financial  statements  of the  Funds incorporated  by reference in the Statements of Additional  Information for each
Fund.

PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES MAY 31, 2008
(UNAUDITED)
OPPENHEIMER QUEST INTERNATIONAL VALUE FUND AND OPPENHEIMER INTERNATIONAL VALUE
FUND

                                                                                                                 PRO FORMA
                                                           OPPENHEIMER                                           COMBINED
                                                              QUEST          OPPENHEIMER                        OPPENHEIMER
                                                          INTERNATIONAL     INTERNATIONAL      PROFORMA     QUEST INTERNATIONAL
                                                           VALUE FUND         VALUE FUND     ADJUSTMENTS        VALUE FUND
                                                        ----------------   ---------------   -----------   ---------------------

ASSETS:
Investments, at value - see accompanying statement of
investments:
   Unaffiliated Companies (cost $854,839,223 and
      $244,589,630)                                      $  896,422,007     $239,111,058                      $1,135,533,065
   Affiliated Companies (cost $133,065,503 and
      $1,403,044)                                            97,779,624        1,403,044                          99,182,668
Cash                                                            196,551               --                             196,551
Foreign Cash (cost $1,141,274 and $219,368)                   1,200,924          234,669                           1,435,593
Unrealized appreciation on foreign currency contracts            31,579               --                              31,579
Receivables and other assets:
   Investments sold                                           5,701,155               --                           5,701,155
   Shares of beneficial interest sold                           170,606          111,034                             281,640
   Interest/Dividends                                         9,059,448        2,199,019                          11,258,467
   Other                                                        418,709           89,566                             508,275
                                                         --------------     ------------                      --------------
Total assets                                              1,010,980,603      243,148,390                       1,254,128,993
                                                         --------------     ------------                      --------------
LIABILITIES:
Bank overdraft                                                       --          226,353                             226,353
Bank overdraft - foreign currencies (cost $0 and $0)                 --               --                                  --
Return of collateral for securities loaned                   55,462,700       14,313,950                          69,776,650
Unrealized depreciation on foreign currency contracts         2,875,147          633,023                           3,508,170
Payables and other liabilities:
   Investments purchased                                      2,376,067          555,287                           2,931,354
   Shares of beneficial interest redeemed                     2,154,526          524,942                           2,679,468
   Distributions and service plan fees                          200,366           54,193                             254,559
   Trustees'/Directors' fees                                    143,606           15,910                             159,516
   Shareholder communications                                    40,910           34,949                              75,859
   Transfer and shareholder servicing agent fees                 81,643           31,800                             113,443
   Foreign capital gains tax                                     30,136            2,266                              32,402
   Other                                                        129,037           36,368                             165,405
                                                         --------------     ------------             ---      --------------
Total liabilities                                            63,494,138       16,429,041              --          79,923,179
                                                         --------------     ------------             ---      --------------
NET ASSETS                                               $  947,486,465     $226,719,349              --      $1,174,205,814
                                                         ==============     ============             ===      ==============
COMPOSITION OF NET ASSETS:
Par value of shares of beneficial interest               $      499,059     $     13,741                      $      512,800
Additional paid-in capital                                  961,438,728      234,577,050                       1,196,015,778
Accumulated net investment income                            15,263,291        4,561,950                          19,825,241
Accumulated net realized loss from investments and
   foreign currency transactions                            (33,149,110)      (6,330,284)                        (39,479,394)
Net unrealized appreciation (depreciation) on
   investments and translation of assets and
   liabilities denominated in foreign currencies              3,434,497       (6,103,108)                         (2,668,611)
                                                         --------------     ------------             ---      --------------
NET ASSETS                                               $  947,486,465     $226,719,349              --      $1,174,205,814
                                                         ==============     ============             ===      ==============

PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES MAY 31, 2008
(UNAUDITED)
OPPENHEIMER QUEST INTERNATIONAL VALUE FUND AND OPPENHEIMER INTERNATIONAL VALUE
FUND

                                                                                                                 PRO FORMA
                                                           OPPENHEIMER                                           COMBINED
                                                              QUEST          OPPENHEIMER                        OPPENHEIMER
                                                          INTERNATIONAL     INTERNATIONAL      PROFORMA     QUEST INTERNATIONAL
                                                           VALUE FUND         VALUE FUND     ADJUSTMENTS        VALUE FUND
                                                        ----------------   ---------------   -----------   ---------------------

NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based
   on net assets of $835,993,543, $95,381,669, and
   $931,375,212 and 43,615,612, 5,761,635, and
   48,591,882 shares of beneficial interest
   outstanding for Oppenheimer Quest International
   Value Fund, Oppenheimer International Value Fund
   and combined Oppenheimer Quest International Value
   Fund, respectively)                                       $19.17             $16.55                           $19.17(1)
Maximum offering price per share (net asset value
   plus sales charge of 5.75%
   of offering price)                                        $20.34             $17.56                           $20.34(1)
Class B Shares:
Net asset value and redemption price per share (based
   on net assets of $34,829,539, $15,630,948, and
   $50,460,487 and 1,979,354, 959,833, and 2,867,657
   shares of beneficial interest outstanding for
   Oppenheimer Quest International Value Fund,
   Oppenheimer International Value Fund and combined
   Oppenheimer Quest International Value Fund,
   respectively)                                             $17.60             $16.29                           $17.60(1)
Class C Shares:
Net asset value and redemption price per share (based
   on net assets of $59,196,286, $28,874,312, and
   $88,070,598 and 3,385,910, 1,774,321, and
   5,037,463 shares of beneficial interest
   outstanding for Oppenheimer Quest International
   Value Fund, Oppenheimer International Value Fund
   and combined Oppenheimer Quest International Value
   Fund, respectively)                                       $17.48             $16.27                           $17.48(1)
Class N Shares:
Net asset value and redemption price per share (based
   on net assets of $17,467,097, $76,982, and
   $17,544,079 and 925,067, 4,669, and 929,144 shares
   of beneficial interest outstanding for Oppenheimer
   Quest International Value Fund, Oppenheimer
   International Value Fund and combined Oppenheimer
   Quest International Value Fund, respectively)             $18.88             $16.49                           $18.88(1)
Class Y Shares:
Net asset value and redemption price per share (based
   on net assets of $0, $86,755,438, and $86,755,438
   and 0, 5,240,449, and 4,526,221 shares of
   beneficial interest outstanding for Oppenheimer
   Quest International Value Fund, Oppenheimer
   International Value Fund and combined Oppenheimer
   Quest International Value Fund, respectively)                N/A             $16.55                           $19.17(1)

(1)  Oppenheimer International Value Fund Class A shares will be exchanged for
     Oppenheimer Quest International Value Fund Class A shares.

     Oppenheimer International Value Fund Class B shares will be exchanged for
     Oppenheimer Quest International Value Fund Class B shares.

     Oppenheimer International Value Fund Class C shares will be exchanged for
     Oppenheimer Quest International Value Fund Class C shares.

     Oppenheimer International Value Fund Class N shares will be exchanged for
     Oppenheimer Quest International Value Fund Class N shares.

     Oppenheimer International Value Fund Class Y shares will be exchanged for
     Oppenheimer Quest International Value Fund Class Y shares.

PRO FORMA COMBINING STATEMENTS OF OPERATIONS FOR THE YEAR ENDED MAY 31, 2008
(UNAUDITED)

OPPENHEIMER QUEST INTERNATIONAL VALUE FUND AND OPPENHEIMER INTERNATIONAL VALUE
FUND

                                                                                                                 PROFORMA
                                                           OPPENHEIMER                                           COMBINED
                                                              QUEST          OPPENHEIMER                        OPPENHEIMER
                                                          INTERNATIONAL     INTERNATIONAL      PROFORMA     QUEST INTERNATIONAL
                                                           VALUE FUND         VALUE FUND     ADJUSTMENTS        VALUE FUND
                                                        ----------------   ---------------   -----------   ---------------------

INVESTMENT INCOME:
Dividends:
   Unaffiliated companies (net of foreign withholding
      taxes of $2,821,451, $599,845 and $3,421,296)       $33,227,216        $7,676,561                         $40,903,777
   Affiliated companies (net of foreign withholding
      taxes of $27,658, $0 and $27,658)                     2,046,703           296,978                           2,343,681
Interest                                                      480,932            91,250                             572,182
Portfolio lending fees                                        750,904           158,452                             909,356
Other income                                                   13,819             2,025                              15,844
                                                          -----------        ----------                         -----------
Total income                                               36,519,574         8,225,266                          44,744,840
                                                          -----------        ----------                         -----------
EXPENSES:
Management fees                                             6,612,501         1,906,653      (682,903)(1)         7,836,251
Distribution and service plan fees:
   Class A                                                    516,435           296,961                             813,396
   Class B                                                    479,365           208,229                             687,594
   Class C                                                    750,090           374,739                           1,124,829
   Class N                                                    102,538                54                             102,592
Transfer and shareholder servicing agent fees:

   Class A                                                    702,584           231,971                             934,555
   Class B                                                    123,420            61,167                             184,587
   Class C                                                    174,283            79,721                             254,004
   Class N                                                     63,229                71                              63,300
   Class Y                                                         --             2,622                               2,622
Shareholder communications:
   Class A                                                     82,492            48,512                             131,004
   Class B                                                     25,977            11,920                              37,897
   Class C                                                     19,359            13,015                              32,374
   Class N                                                      3,765                 8                               3,773
   Class Y                                                         --                77                                  77
Administrative Fees                                         2,169,359                --       331,437 (1)         2,500,796
Trustees'/Directors' compensation                              74,749             8,177                              82,926
Custodian fees and expenses                                   300,604            46,536                             347,140
Other                                                         213,465            54,084                             267,549
                                                          -----------        ----------      --------           -----------
Total Expenses                                             12,414,215         3,344,517      (351,466)(1)        15,407,266
Less reduction to custodian expenses                          (11,379)           (4,727)                            (16,106)
Less waivers and reimbursements of expenses                   (27,166)           (6,002)                            (33,168)
                                                          -----------        ----------      --------           -----------
Net Expenses                                               12,375,670         3,333,788      (351,466)(1)        15,357,992
                                                          -----------        ----------      --------           -----------

(1)  Decrease due to the elimination of duplicative expenses achieved by merging the funds.

PRO FORMA COMBINING STATEMENTS OF OPERATIONS FOR THE YEAR ENDED MAY 31, 2008
(UNAUDITED)

                                                                                                                 PRO FORMA
                                                           OPPENHEIMER                                           COMBINED
                                                              QUEST          OPPENHEIMER                        OPPENHEIMER
                                                          INTERNATIONAL     INTERNATIONAL      PROFORMA     QUEST INTERNATIONAL
                                                           VALUE FUND         VALUE FUND     ADJUSTMENTS        VALUE FUND
                                                        ----------------   ---------------   -----------   ---------------------

NET INVESTMENT INCOME                                    $  24,143,904      $  4,891,478                       $  29,035,382
                                                         -------------      ------------                       -------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments:
      Unaffiliated companies (net of foreign cap
         gains tax of $273,654 and $50,154
         respectively)                                     (57,094,958)       (8,072,697)                        (65,167,655)
      Affiliated companies                                  (2,916,818)
   Foreign currency transactions                            31,879,637         4,865,053                          36,744,690
   Closing and expiration of option contracts written          320,144            54,227                             374,371
   Increase from payment by affiliates                              --                --                                  --
                                                         -------------      ------------                       -------------
Net realized loss                                          (27,811,995)       (3,153,417)                        (28,048,594)
                                                         -------------      ------------                       -------------
Net change in unrealized appreciation (depreciation)
on:
   Investments (net of foreign capital gains tax of
      $30,136 and $2,266)                                 (281,247,893)      (58,975,527)                       (340,223,420)
   Translation of assets and liabilities denominated
      in foreign currencies                                 66,063,638        13,779,472                          79,843,110
                                                         -------------      ------------                       -------------
Net change in unrealized appreciation (depreciation)      (215,184,255)      (45,196,055)                       (260,380,310)
                                                         -------------      ------------                       -------------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                $(218,852,346)     $(43,457,994)                      $(259,393,522)
                                                         =============      ============                       =============

PRO FORMA COMBINING STATEMENTS OF CHANGES FOR THE YEAR ENDED MAY 31, 2008
(UNAUDITED)
OPPENHEIMER QUEST INTERNATIONAL VALUE FUND AND OPPENHEIMER INTERNATIONAL VALUE
FUND

                                                                                                                 PRO FORMA
                                                           OPPENHEIMER                                           COMBINED
                                                              QUEST          OPPENHEIMER                        OPPENHEIMER
                                                          INTERNATIONAL     INTERNATIONAL      PROFORMA     QUEST INTERNATIONAL
                                                           VALUE FUND         VALUE FUND     ADJUSTMENTS        VALUE FUND
                                                        ----------------   ---------------   -----------   ---------------------

OPERATIONS
Net investment income                                    $   24,143,904     $  4,891,478                      $   29,035,382
Net realized loss                                           (27,811,995)      (3,153,417)                        (30,965,412)
Net unrealized change in unrealized appreciation
   (depreciation)                                          (215,184,255)     (45,196,055)                       (260,380,310)
                                                         --------------     ------------                      --------------
Net decrease in net assets resulting from operations       (218,852,346)     (43,457,994)                       (262,310,340)

DIVIDENDS FROM NET INVESTMENT INCOME:
   Class A                                                  (13,082,973)      (1,214,075)                        (14,297,048)
   Class B                                                           --               --                                  --
   Class C                                                      (89,272)         (23,061)                           (112,333)
   Class N                                                     (126,158)             (12)                           (126,170)
   Class Y                                                           --         (560,350)                           (560,350)
                                                         --------------     ------------                      --------------
                                                            (13,298,403)      (1,797,498)                        (15,095,901)
DISTRIBUTIONS FROM NET REALIZED GAIN:
   Class A                                                  (40,286,103)      (5,085,508)                        (45,371,611)
   Class B                                                   (2,085,484)        (829,456)                         (2,914,940)
   Class C                                                   (3,344,707)      (1,484,416)                         (4,829,123)
   Class N                                                     (871,695)             (37)                           (871,732)
   Class Y                                                           --       (1,583,604)                         (1,583,604)
                                                         --------------     ------------                      --------------
                                                            (46,587,989)      (8,983,021)                        (55,571,010)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM BENEFICIAL INTEREST TRANSACTIONS:
   Class A                                                   98,661,054      (23,569,559)                         75,091,495
   Class B                                                  (17,267,488)      (4,961,175)                        (22,228,663)
   Class C                                                  (14,064,003)      (6,182,116)                        (20,246,119)
   Class N                                                     (664,514)          73,975                            (590,539)
   Class Y                                                           --       95,024,634                          95,024,634
                                                         --------------     ------------                      --------------
                                                             66,665,049       60,385,759                         127,050,808
NET ASSETS
Total increase (decrease)                                  (212,073,689)       6,147,246                        (205,926,443)
                                                         --------------     ------------                      --------------
Beginning of period
                                                          1,153,726,518      220,572,103                       1,374,298,621
End of period                                            $  941,652,829     $226,719,349                      $1,168,372,178
                                                         ==============     ============                      ==============

PRO FORMA COMBINING STATEMENTS OF INVESTMENTS    MAY 31, 2008 (UNAUDITED)

OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC. AND OPPENHEIMER INTERNATIONAL
VALUE FUND

                                    OPPENHEIMER                                        OPPENHEIMER
                                       QUEST         OPPENHEIMER                          QUEST       OPPENHEIMER
                                   INTERNATIONAL    INTERNATIONAL                     INTERNATIONAL  INTERNATIONAL
                                       VALUE            VALUE          COMBINED        VALUE FUND,       VALUE         COMBINED
                                     FUND, INC.          FUND          PROFORMA            INC.           FUND         PROFORMA
                                       SHARES           SHARES          SHARES            VALUE          VALUE          VALUE
                                   -------------    -------------    -----------      -------------  -------------  --------------

COMMON STOCKS--94.3%
CONSUMER DISCRETIONARY--22.6%
AUTO COMPONENTS--1.3%
Continental AG                          98,005           25,380          123,385      $ 12,382,131   $  3,206,556   $   15,588,687
AUTOMOBILES--5.2%
Bayerische Motoren Werke (BMW) AG      398,387          101,220          499,607        23,496,144      5,969,772       29,465,916
Hyundai Motor Co.                      150,291           40,759          191,050        12,256,147      3,323,874       15,580,021
Toyota Motor Corp.                     258,980           66,380          325,360        13,192,208      3,381,338       16,573,546
                                                                                      ------------   ------------   --------------
                                                                                        48,944,499     12,674,984       61,619,483
                                                                                      ------------   ------------   --------------
HOTELS, RESTAURANTS &
   LEISURE--0.6%
Compass Group plc                      715,054          176,490          891,544         5,311,700      1,311,037        6,622,737
                                   -----------      -----------      -----------      ------------   ------------   --------------
HOUSEHOLD DURABLES--5.4%
Barratt Developments plc             1,369,940          338,230        1,708,170         4,952,539      1,222,752        6,175,291
First Juken Co. Ltd.(1)              2,191,000          415,800        2,606,800         9,248,672      1,755,179       11,003,851
Grande Holdings Ltd. (The)              87,694        1,136,000        1,223,694            21,913        283,858          305,771
Haseko Corp.                        15,412,852        3,924,000       19,336,852        24,854,722      6,327,832       31,182,554
Taylor Wimpey plc                    2,966,658          740,339        3,706,997         4,995,165      1,246,559        6,241,724
Thomson SA                           1,009,290          250,310        1,259,600         6,422,098      1,592,719        8,014,817
                                                                                      ------------   ------------   --------------
                                                                                        50,495,109     12,428,899       62,924,008
                                                                                      ------------   ------------   --------------
LEISURE EQUIPMENT &
   PRODUCTS--0.3%
Sega Sammy Holdings, Inc.              257,726           68,900          326,626         2,661,452        711,508        3,372,960
                                   -----------      -----------      -----------      ------------   ------------   --------------
MEDIA--4.1%
British Sky Broadcasting Group
   plc                                 672,938          166,745          839,683         7,238,329      1,793,561        9,031,890
Societe Television Francaise 1         579,933          149,600          729,533        11,476,318      2,960,441       14,436,759
Vivendi SA                             469,416          124,430          593,846        19,728,793      5,229,591       24,958,384
                                                                                      ------------   ------------   --------------
                                                                                        38,443,440      9,983,593       48,427,033
                                                                                      ------------   ------------   --------------
SPECIALTY RETAIL--2.9%
Aoyama Trading Co.                     338,303           81,073          419,376         6,771,195      1,622,690        8,393,885
Dickson Concepts International
   Ltd.                              9,638,801        2,483,500       12,122,301         7,274,893      1,874,424        9,149,317
Otsuka Kagu Ltd.                       198,675           47,500          246,175         2,374,602        567,729        2,942,331
Signet Group plc                     9,052,067        2,258,980       11,311,047        11,117,391      2,774,390       13,891,781
                                                                                      ------------   ------------   --------------
                                                                                        27,538,081      6,839,233       34,377,314
                                                                                      ------------   ------------   --------------
TEXTILES, APPAREL & LUXURY
   GOODS--2.8%
Aksa Akrilik Kimya Sanayii
   AS(1,2)                           9,412,517        2,137,912       11,550,429        16,835,647      3,823,965       20,659,612
Asics Corp.                            852,423          203,000        1,055,423         9,468,671      2,254,914       11,723,585
                                                                                      ------------   ------------   --------------
                                                                                        26,304,318      6,078,879       32,383,197
                                                                                      ------------   ------------   --------------
CONSUMER STAPLES--5.8%
FOOD & STAPLES RETAILING--1.5%
Tesco plc                            1,749,113          465,396        2,214,509        14,347,841      3,817,608       18,165,449
                                   -----------      -----------      -----------      ------------   ------------   --------------
FOOD PRODUCTS--2.7%
Nestle SA                               51,309           12,687           63,996        25,229,899      6,238,510       31,468,409
                                   -----------      -----------      -----------      ------------   ------------   --------------
PERSONAL PRODUCTS--1.6%
Coreana Cosmetics Co. Ltd.(1,2)      4,457,197          854,874        5,312,071         6,209,483      1,190,956        7,400,439
Pacific Corp.                           75,673           19,909           95,582         9,036,240      2,377,367       11,413,607
                                                                                      ------------   ------------   --------------
                                                                                        15,245,723      3,568,323       18,814,046
                                                                                      ------------   ------------   --------------
ENERGY--7.3%
ENERGY EQUIPMENT & SERVICES--3.0%
Petroleum Geo-Services ASA             529,180          134,500          663,680        15,503,487      3,940,472       19,443,959
Seabird Exploration Ltd.(1,2)        4,724,540        1,169,355        5,893,895        12,682,459      3,138,993       15,821,452
                                                                                      ------------   ------------   --------------
                                                                                        28,185,946      7,079,465       35,265,411
                                                                                      ------------   ------------   --------------
OIL & GAS--4.3%
Eni SpA                                522,991          134,790          657,781        21,301,074      5,489,907       26,790,981
Esso (Thailand) Public Co.
   Ltd.(2)                          10,050,600        2,453,400       12,504,000         3,185,757        777,659        3,963,416

Total SA                               185,104           45,960          231,064        16,152,468      4,010,542       20,163,010
                                                                                      ------------   ------------   --------------
                                                                                        40,639,299     10,278,108       50,917,407
                                                                                      ------------   ------------   --------------
FINANCIALS--21.2%
CAPITAL MARKETS--1.3%
Credit Suisse Group AG                 185,489           47,848          233,337         9,450,195      2,437,735       11,887,930
Ichiyoshi Securities Co. Ltd.          234,648           60,100          294,748         2,381,648        610,008        2,991,656
                                                                                      ------------   ------------   --------------
                                                                                        11,831,843      3,047,743       14,879,586
                                                                                      ------------   ------------   --------------
COMMERCIAL BANKS--6.4%
Anglo Irish Bank Corp.                 669,504          164,044          833,548         8,540,920      2,092,723       10,633,643
Bank of Ireland                      1,976,761          501,493        2,478,254        24,541,138      6,225,947       30,767,085
Credit Agricole SA(3)                  323,448           79,081          402,529         8,559,461      2,092,734       10,652,195
National Bank of Greece SA             129,301           30,825          160,126         7,342,305      1,750,385        9,092,690
Royal Bank of Scotland Group plc
   (The)                             2,455,358          598,864        3,054,222        11,176,655      2,725,996       13,902,651
                                                                                      ------------   ------------   --------------
                                                                                        60,160,479     14,887,785       75,048,264
                                                                                      ------------   ------------   --------------
DIVERSIFIED FINANCIAL
   SERVICES--1.9%
Investor AB, B Shares                  587,953          138,477          726,430        14,624,112      3,444,328       18,068,440
RHJ International Ltd.(2)              266,637           67,704          334,341         3,455,438        877,399        4,332,837
                                                                                      ------------   ------------   --------------
                                                                                        18,079,550      4,321,727       22,401,277
                                                                                      ------------   ------------   --------------
INSURANCE--7.8%
Aegon NV                             1,469,866          359,474        1,829,340        22,537,724      5,511,880       28,049,604
Fondiaria-Sai SpA                    1,137,181          277,742        1,414,923        28,253,494      6,900,557       35,154,051
Swiss Reinsurance Co.                  294,659           72,062          366,721        22,885,724      5,596,948       28,482,672
                                                                                      ------------   ------------   --------------
                                                                                        73,676,942     18,009,385       91,686,327
                                                                                      ------------   ------------   --------------
REAL ESTATE MANAGEMENT &
   DEVELOPMENT--2.7%
COSMOS INITIA Co. Ltd.               3,747,314          973,000        4,720,314        10,841,688      2,815,073       13,656,761
Emperor Entertainment Hotel Ltd.    30,103,693        6,864,000       36,967,693         6,750,658      1,539,230        8,289,888
Eurocastle Investment Ltd.             191,879           47,100          238,979         2,377,175        583,518        2,960,693
Shanghai Forte Land Co. Ltd.        16,097,281        3,861,000       19,958,281         5,466,215      1,311,094        6,777,309
                                                                                      ------------   ------------   --------------
                                                                                        25,435,736      6,248,915       31,684,651
                                                                                      ------------   ------------   --------------
THRIFTS & MORTGAGE FINANCE--1.1%
Paragon Group Cos. plc               5,554,314        1,343,350        6,897,664        10,507,448      2,541,300       13,048,748
                                   -----------      -----------      -----------      ------------   ------------   --------------
HEALTH CARE--6.2%
HEALTH CARE PROVIDERS &
   SERVICES--1.3%
Mediceo Paltac Holdings Co. Ltd.       641,502          164,360          805,862        11,780,951      3,018,412       14,799,363
                                   -----------      -----------      -----------      ------------   ------------   --------------
PHARMACEUTICALS--4.9%
GlaxoSmithKline plc                    679,341          172,616          851,957        14,984,474      3,807,454       18,791,928
Sanofi-Aventis SA                      216,054           53,520          269,574        16,103,717      3,989,146       20,092,863
Takeda Pharmaceutical Co. Ltd.         258,761           62,900          321,661        15,044,048      3,656,929       18,700,977
                                                                                      ------------   ------------   --------------
                                                                                        46,132,239     11,453,529       57,585,768
                                                                                      ------------   ------------   --------------
INDUSTRIALS--10.4%
AEROSPACE & DEFENSE--1.2%
Safran SA(2,3)                         519,979          125,216          645,195        11,349,615      2,733,098       14,082,713
                                   -----------      -----------      -----------      ------------   ------------   --------------
AIRLINES--3.6%
Deutsche Lufthansa AG                  398,473          101,409          499,882        10,290,693      2,618,920       12,909,613
Jazz Air Income Fund                 2,027,898          510,400        2,538,298        15,266,382      3,842,383       19,108,765
Turk Hava Yollari Anonim
   Ortakligi(2)                      1,475,458          384,100        1,859,558         7,989,845      2,079,964       10,069,809
                                                                                      ------------   ------------   --------------
                                                                                        33,546,920      8,541,267       42,088,187
                                                                                      ------------   ------------   --------------
COMMERCIAL SERVICES &
   SUPPLIES--1.9%
Corporate Express                      381,514           96,300          477,814         5,027,262      1,268,958        6,296,220
Sperian Protection(3)                  101,262           26,140          127,402        13,045,686      3,367,643       16,413,329
                                                                                      ------------   ------------   --------------
                                                                                        18,072,948      4,636,601       22,709,549
                                                                                      ------------   ------------   --------------
CONSTRUCTION & ENGINEERING--1.9%
Joongang Construction Co.
   Ltd.(1,2)                           572,265          139,290          711,555         9,500,249      2,312,372       11,812,621
Vinci SA(3)                            112,233           28,360          140,593         8,456,150      2,136,773       10,592,923
                                                                                      ------------   ------------   --------------
                                                                                        17,956,399      4,449,145       22,405,544
                                                                                      ------------   ------------   --------------
MARINE--0.8%
Evergreen Marine Corp.               8,335,000        2,083,000       10,418,000         7,357,288      1,838,660        9,195,948
                                   -----------      -----------      -----------      ------------   ------------   --------------
TRADING COMPANIES &
   DISTRIBUTORS--0.2%
Wolseley plc                           191,434           47,290          238,724         2,085,668        515,223        2,600,891
                                   -----------      -----------      -----------      ------------   ------------   --------------
TRANSPORTATION
   INFRASTRUCTURE--0.8%
Master Marine AS(1,2,4)              3,258,500          619,900        3,878,400         8,140,504      1,548,657        9,689,161

Master Marine AS(1,2,4)                 93,700           22,000          115,700           234,085         54,961          289,046
                                                                                      ------------   ------------   --------------
                                                                                         8,374,589      1,603,618        9,978,207
                                                                                      ------------   ------------   --------------
INFORMATION TECHNOLOGY--9.3%
COMMUNICATIONS EQUIPMENT--1.5%
Nokia Oyj                              487,819          133,150          620,969        13,899,150      3,793,767       17,692,917
SunCorp Technologies Ltd.(2)        13,942,758        3,032,000       16,974,758           287,649         62,552          350,201
                                                                                      ------------   ------------   --------------
                                                                                        14,186,799      3,856,319       18,043,118
                                                                                      ------------   ------------   --------------
COMPUTERS & PERIPHERALS--5.0%
Fujitsu Ltd.                         1,779,036          450,237        2,229,273        14,474,177      3,663,113       18,137,290
Gemalto NV(2)                          307,637           77,070          384,707        10,529,285      2,637,823       13,167,108
Japan Digital Laboratory Co. Ltd.    1,576,162          403,800        1,979,962        21,769,037      5,577,052       27,346,089
                                                                                      ------------   ------------   --------------
                                                                                        46,772,499     11,877,988       58,650,487
                                                                                      ------------   ------------   --------------
ELECTRONIC EQUIPMENT &
   INSTRUMENTS--1.5%
A&D Co. Ltd.                           817,223          219,000        1,036,223         8,274,504      2,217,407       10,491,911
Nichicon Corp.                         720,970          159,600          880,570         6,209,835      1,374,661        7,584,496
                                                                                      ------------   ------------   --------------
                                                                                        14,484,339      3,592,068       18,076,407
                                                                                      ------------   ------------   --------------
OFFICE ELECTRONICS--1.3%
Canon, Inc.                            219,931           51,270          271,201        11,907,268      2,775,805       14,683,073
                                   -----------      -----------      -----------      ------------   ------------   --------------
MATERIALS--3.8%
CHEMICALS--1.0%
Arkema(3)                              148,615           37,912          186,527         9,493,344      2,421,772       11,915,116
                                   -----------      -----------      -----------      ------------   ------------   --------------
METALS & MINING--2.8%
Arcelor                                134,643           35,005          169,648        13,336,942      3,467,389       16,804,331
Hindalco Industries Ltd.(2)          2,846,000          671,700        3,517,700        12,890,962      3,042,466       15,933,428
                                                                                      ------------   ------------   --------------
                                                                                        26,227,904      6,509,855       32,737,759
                                                                                      ------------   ------------   --------------
TELECOMMUNICATION SERVICES--7.0%
DIVERSIFIED TELECOMMUNICATION
   SERVICES--4.9%
Cable & Wireless plc(5)              1,506,772          373,595        1,880,367         4,903,978      1,215,912        6,119,890
France Telecom SA(3)                   468,120          116,091          584,211        14,320,160      3,551,315       17,871,475
Telecom Italia SpA                   8,510,900        2,108,210       10,619,110        15,067,992      3,732,448       18,800,440
Telefonos de Mexico SA de CV,
   Cl. L                             5,748,316        1,523,090        7,271,406        11,886,883      3,149,582       15,036,465
                                                                                      ------------   ------------   --------------
                                                                                        46,179,013     11,649,257       57,828,270
                                                                                      ------------   ------------   --------------
WIRELESS TELECOMMUNICATION
   SERVICES--2.1%
KDDI Corp.                               1,449              374            1,823        10,047,610      2,593,379       12,640,989
Vodafone Group plc                   3,021,289          775,968        3,797,257         9,710,474      2,493,974       12,204,448
                                                                                      ------------   ------------   --------------
                                                                                        19,758,084      5,087,353       24,845,437
                                                                                      ------------   ------------   --------------
UTILITIES--0.7%
ELECTRIC UTILITIES--0.7%
Okinawa Electric Power Co. (The)       147,642           36,840          184,482         6,890,522      1,719,342        8,609,864
                                   -----------      -----------      -----------      ------------   ------------   --------------
Total Common Stocks (Cost
   $878,731,942, Cost
   $226,499,221, Combined
   $1,105,231,163)                                                                     887,977,825    221,552,870    1,109,530,695
                                     PRINCIPAL        PRINCIPAL       PRINCIPAL
                                       AMOUNT           AMOUNT          AMOUNT
                                   -------------    -------------    -----------

CORPORATE BONDS & NOTES--1.2%
AED Oil Ltd., 6.50% Cv. Unsec.
   Unsub. Nts., 2/23/12(4)         $ 9,654,000      $ 1,846,000      $11,500,000         8,640,330      1,652,170       10,292,500
Master Marine AS, 6% Cv. Nts.,
   6/1/10(4)                        15,126,000 NOK    2,874,000 NOK   18,000,000 NOK     2,969,718        564,258        3,533,976
                                                                                      ------------   ------------   --------------
Total Corporate Bonds & Notes
   (Cost $13,229,835, Cost
   $2,527,321, Combined
   $15,757,156)                                                                         11,610,048      2,216,428       13,826,476
                                       UNITS            UNITS           UNITS
                                   -------------    -------------    -----------

RIGHTS, WARRANTS AND
   CERTIFICATES--0.0%
Royal Bank of Scotland Group plc
   (The) Rts., Exp. 6/6/08 (Cost
   $0, Cost $0, Combined $0)                 0          140,159          140,159                 0         77,740           77,740

                                       SHARES           SHARES          SHARES
                                   -------------    -------------    -----------

STRUCTURED SECURITIES--0.5%
Morgan Stanley & Co.
   International plc, Ryanair
   Holdings plc Equity Linked
   Securities, 1/14/10 (Cost
   $5,551,724, Cost $1,249,138,
   Combined $6,800,862)              1,000,000          225,000        1,225,000         4,222,533        950,070        5,172,603
                                   -----------      -----------      -----------      ------------   ------------   --------------
INVESTMENT COMPANY--3.1%
Oppenheimer Institutional Money
   Market Fund, Cl. E, 2.70%1,6
   (Cost $34,928,525, Cost
   $1,403,044, Combined
   $36,331,569)                     34,928,525        1,403,044       36,331,569        34,928,525      1,403,044       36,331,569
                                                                                      ------------   ------------   --------------
Total Investments, at Value
   (excluding Investments
   Purchased with Cash Collateral
   from Securities Loaned) (Cost
   $932,442,026, Cost
   $231,678,724, Combined
   $1,164,120,750)                                                                     938,738,931    226,200,152    1,164,939,083
                                     PRINCIPAL        PRINCIPAL       PRINCIPAL
                                       AMOUNT           AMOUNT         AMOUNT
                                   -------------    -------------    -----------

INVESTMENTS PURCHASED WITH CASH
   COLLATERAL FROM SECURITIES
   LOANED--5.9%
Repurchase agreement (Principal
   Amount/Value $30,000,000,
   with a maturity value of
   $30,006,438) with Barclays
   Capital, 2.575%, dated
   5/30/08, to be repurchased at
   $30,006,438 on 6/2/08,
   collateralized by Private
   Label CMOs and (Principal
   Amount/Value $25,462,700, with
   a maturity value of
   $25,467,644) with Barclays
   Capital, 2.33%, dated 5/30/08,
   to be repurchased at
   $25,467,644 on 6/2/08,
   collateralized by U.S. Agency
   Mortgages, 0%-7.25%,
   6/13/08-11/20/56, with a value
   of $57,471,967                  $55,462,700      $         0      $55,462,700        55,462,700              0       55,462,700

Repurchase agreement (Principal
   Amount/Value $4,000,000, with
   a maturity value of
   $4,000,858) with Barclays
   Capital, 2.33%, dated 5/30/08,
   to be repurchased at
   $4,000,858 on 6/2/08,
   collateralized by Private
   Label CMOs and (Principal
   Amount/Value $10,313,950, with
   a maturity value of
   $10,315,953) with Barclays
   Capital, 2.33%, dated 5/30/08,
   to be repurchased at
   $10,315,953 on 6/2/08,
   collateralized by U.S. Agency
   Mortgages, 0%-7.25%,
   6/13/08-11/20/56, with a value
   of $14,720,234                  $         0      $14,313,950      $14,313,950                 0     14,313,950       14,313,950
                                                                                      ------------   ------------   --------------
Total Investments Purchased with
   Cash Collateral from
   Securities Loaned (Cost
   $55,462,700, Cost $14,313,950,
   Combined $69,776,650)                                                                55,462,700     14,313,950       69,776,650
                                                                                      ------------   ------------   --------------
TOTAL INVESTMENTS, AT VALUE
   (COST $987,904,726, COST
   $245,992,674, COMBINED
   $1,233,897,400)                       104.9%           101.3%           105.2%      994,201,631    240,514,102    1,234,715,733
                                   -----------      -----------      -----------      ------------   ------------   --------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS                                 (4.9)            (1.3)            (5.2)      (46,715,166)   (13,794,753)     (60,509,919)
                                   -----------      -----------      -----------      ------------   ------------   --------------
NET ASSETS                               100.0%           100.0%           100.0%     $947,486,465   $226,719,349   $1,174,205,814
                                   ===========      ===========      ===========      ============   ============   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

NOK   Norwegian Krone

1.   Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                        SHARES          GROSS          GROSS         SHARES
OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.     MAY 31, 2007     ADDITIONS     REDUCTIONS    MAY 31, 2008
------------------------------------------------     ------------   ------------   ------------   -------------

Aksa Akrilik Kimya Sanayii AS                           9,158,784      1,040,650        786,917     9,412,517
Coreana Cosmetics Co. Ltd.                              4,437,185         20,012             --     4,457,197
First Juken Co. Ltd.                                    1,959,700        231,300             --     2,191,000
Japan Digital Laboratory Co. Ltd.(a)                    1,393,500        344,900        162,238     1,576,162
Joongang Construction Co. Ltd.                            594,665         34,860         57,260       572,265
Master Marine AS                                        3,258,500             --             --     3,258,500
Master Marine AS                                               --         93,800            100        93,700
Oppenheimer Institutional Money Market Fund, Cl. E     52,037,973    434,970,864    452,080,312    34,928,525
Seabird Exploration Ltd.                                2,643,465      2,437,254        356,179     4,724,540
                                                                                      DIVIDEND      REALIZED
                                                                        VALUE          INCOME     GAIN (LOSS)
                                                                    ------------   ------------   ------------

Aksa Akrilik Kimya Sanayii AS                                        $16,835,647    $   24,704    $  (916,270)
Coreana Cosmetics Co. Ltd.                                             6,209,483            --             --
First Juken Co. Ltd.                                                   9,248,672       409,324             --
Japan Digital Laboratory Co. Ltd.(a)                                          --       286,347       (451,892)
Joongang Construction Co. Ltd.                                         9,500,249            --       (185,480)
Master Marine AS                                                       8,140,504            --             --
Master Marine AS                                                         234,085            --             12
Oppenheimer Institutional Money Market Fund, Cl. E                    34,928,525     1,326,328             --
Seabird Exploration Ltd.                                              12,682,459            --     (1,363,188)
                                                                     -----------    ----------    -----------
                                                                     $97,779,624    $2,046,703    $(2,916,818)
                                                                     ===========    ==========    ===========

A. No longer an affiliate as of May 31, 2008.

                                                        SHARES          GROSS          GROSS         SHARES
OPPENHEIMER INTERNATIONAL VALUE FUND                 MAY 31, 2007     ADDITIONS     REDUCTIONS    MAY 31, 2008
------------------------------------                 ------------   ------------   ------------   -------------

Oppenheimer Institutional Money Market Fund, Cl. E     12,054,625    130,511,114    141,162,695     1,403,044
                                                                                                    DIVIDEND
                                                                                       VALUE         INCOME
                                                                                   ------------   ------------

Oppenheimer Institutional Money Market Fund, Cl. E                                  $1,403,044      $296,978

2.   Non-income producing security.

3.   Partial or fully-loaned security.

4.   Illiquid security. The combined aggregate value of illiquid securities as of May 31, 2008 was $23,804,683, which represents 2.03% of the Fund's net assets.

5.   A sufficient amount of securities has been designated to cover outstanding foreign currency contracts.

6.   Rate shown is the 7-day yield as of May 31, 2008.

7.   The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF MAY 31, 2008 ARE AS FOLLOWS:

OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

                                            CONTRACT
                                             AMOUNT          EXPIRATION                    UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION            BUY/SELL     (000S)             DATES          VALUE      APPRECIATION   DEPRECIATION
--------------------            --------   ---------       --------------   -----------   ------------   ------------

British Pounds Sterling (GBP)     Sell           283 GBP           6/2/08   $   561,042     $     --      $      172
Canadian Dollar (CAD)             Sell           100 CAD           6/2/08       100,745          387              --
Euro (EUR)                        Sell        59,506 EUR   6/2/08-8/28/08    92,170,860       10,107       2,708,261
Japanese Yen (JPY)                Sell     3,872,942 JPY   6/2/08-8/28/08    36,911,582       16,492         166,620
Mexican Nuevo Peso (MXN)          Sell           846 MXN           6/2/08        81,983           --              94
Norwegian Krone (NOK)             Sell           937 NOK           6/2/08       183,502        2,681              --
Swedish Krona (SEK)               Sell           569 SEK           6/2/08        94,772          393              --
Swiss Franc (CHF)                 Sell           401 CHF           6/2/08       384,463        1,426              --
Thailand Baht (THB)               Sell           676 THB           6/2/08        20,799           93              --
                                                                                            --------      ----------
Total unrealized appreciation
   and depreciation                                                                         $ 31,579      $2,875,147
                                                                                            ========      ==========

OPPENHEIMER INTERNATIONAL VALUE FUND

                                            CONTRACT
                                             AMOUNT          EXPIRATION                    UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION            BUY/SELL     (000S)             DATE           VALUE      APPRECIATION   DEPRECIATION
--------------------            --------   ----------      --------------   -----------   ------------   ------------

Euro (EUR)                        Sell        12,800 EUR          8/28/08   $19,824,176        $--         $596,144
Japanese Yen (JPY)                Sell       830,000 JPY          8/28/08     7,911,641         --           36,879
                                                                                               ---         --------
Total unrealized depreciation                                                                  $--         $633,023
                                                                                               ===         ========

OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF
TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS            VALUE      PERCENT
-------------------        ------------   -------

Japan                      $188,192,810     18.9%
France                      158,974,037     16.0
United Kingdom              101,331,662     10.2
United States                90,391,225      9.1
Italy                        64,622,560      6.5
Switzerland                  57,565,818      5.8
Germany                      46,168,968      4.6
Norway                       39,530,253      4.0
Ireland                      37,304,591      3.8
Korea, Republic of South     37,002,119      3.7
The Netherlands              29,942,161      3.0
Turkey                       24,825,492      2.5
Canada                       15,266,382      1.5
Sweden                       14,624,112      1.5
Bermuda                      14,025,551      1.4
Finland                      13,899,150      1.4
India                        12,890,962      1.3
Mexico                       11,886,883      1.2
Australia                     8,640,330      0.9
Taiwan                        7,357,288      0.7
Greece                        7,342,305      0.7
China                         5,466,215      0.6
Belgium                       3,455,438      0.4
Thailand                      3,185,757      0.3
Hong Kong                       309,562      0.0
                           ------------    -----
Total                      $994,201,631    100.0%
                           ============    =====

OPPENHEIMER INTERNATIONAL VALUE FUND

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF
TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS            VALUE      PERCENT
------------------------   ------------   -------

Japan                      $ 46,642,370     19.4%
France                       40,190,986     16.7
United Kingdom               25,543,507     10.6
Italy                        16,122,911      6.7
United States                15,716,994      6.5
Switzerland                  14,273,193      5.9
Germany                      11,795,248      4.9
Ireland                       9,268,740      3.9
Norway                        9,247,341      3.8
Korea, Republic of South      9,204,569      3.8
The Netherlands               7,364,357      3.1
Turkey                        5,903,929      2.5
Canada                        3,842,383      1.6
Finland                       3,793,767      1.6
Sweden                        3,444,328      1.4
Bermuda                       3,413,654      1.4
Mexico                        3,149,582      1.3
India                         3,042,466      1.3
Taiwan                        1,838,660      0.8
Greece                        1,750,385      0.7
Australia                     1,652,170      0.7
China                         1,311,094      0.6
Belgium                         877,399      0.4
Thailand                        777,659      0.3
Hong Kong                       346,410      0.1
                           ------------    -----
Total                      $240,514,102    100.0%
                           ============    =====

Reorganization between Oppenheimer International Value Fund and Oppenheimer
Quest International Value Fund, Inc. Notes to Pro Forma Financial Statements May
31, 2008 (Unaudited)

1.  Significant Accounting Policies

     Oppenheimer  International Value Fund (International Value) and Oppenheimer
Quest International Value Fund, Inc. (Quest  International) (each individually a
Fund and  collectively the Funds),  are registered under the Investment  Company
Act of 1940, as amended, as open-end management investment companies.  The Funds investment adviser is OppenheimerFunds, Inc. (the Manager).

     On June 2 and June 16,  2008 the  Boards  of the Funds  approved  a plan of reorganization,  which, subject to approval of the shareholders of International
Value,  will transfer  substantially  all  International  Values assets to Quest
International,  in exchange for an equal value of shares of Quest  International
and  the  assumption  of  certain   liabilities,   if  any,   described  in  the
Reorganization  Agreement.  The  shares  of  Quest  International  will  then be distributed to International  Value  shareholders,  and International Value will subsequently be liquidated. If the Reorganization is approved by shareholders of
International   Value,   shareholders   will  no  longer  be   shareholders   of
International  Value;  instead,  shareholders will become  shareholders of Quest
International.

     The reorganization is intended to qualify as a tax-free  reorganization for
U.S.  federal income tax purposes.  The unaudited pro forma  combined  financial statements are presented for information  purposes and may not be representative of what  the  actual  combined  financial  statements  would  have  been had the reorganization  occurred at May 31, 2008.  The unaudited pro forma  statement of investments  and  statement  of assets and  liabilities  reflect  the  financial position of  International  Value and Quest  International at May 31, 2008 under the  assumption,  which  is  currently  believed  to  be  accurate,  that  Quest
International  investment portfolio will not be realigned in connection with the reorganization. The unaudited pro forma statement of operations and statement of changes  reflect  the results of  operations  of  International  Value and Quest
International  for the twelve month period ended May 31, 2008.  These statements were  derived  from the  books  and  records  of  International  Value and Quest
International  under  generally  accepted  accounting  principles  in the United
States.  The historical  cost of investments  from  International  Value will be carried forward to Quest International.

     The following is a summary of significant  accounting policies consistently followed by the Funds.

Securities Valuation. The Funds calculate the net asset value of its shares as of the close of the New York Stock Exchange (the Exchange), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for trading.  Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Boards.  Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Funds assets are valued. Securities whose principal exchange is NASDAQ are valued based on the closing price reported by
NASDAQ prior to the time when the Funds assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Funds assets are valued.  In the absence of a sale, the security is valued at the official closing price on the principal exchange.  Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Funds assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Boards.  Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment companys net asset value per share.  Money market-type debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

     Structured  Securities.  The Funds invest in  structured  securities  whose market  values,  interest  rates  and/or  redemption  prices  are  linked to the performance  of underlying  foreign  currencies,  interest  rate spreads,  stock market indices, prices of individual securities,  commodities or other financial
instruments  or  the  occurrence  of  other  specific  events.   The  structured
securities are often  leveraged,  increasing the volatility of each notes market value  relative  to the change in the  underlying  linked  financial  element or event.  Fluctuations  in value of these  securities  are recorded as  unrealized gains and losses in the accompanying Statement of Operations. The Funds record a realized gain or loss when a structured security is sold or matures.

     Foreign Currency  Translation.  The Funds accounting records are maintained in U.S. dollars. The values of securities  denominated in foreign currencies and amounts  related to the  purchase  and sale of foreign  securities  and  foreign investment  income  are  translated  into  U.S.  dollars  as of the close of the
Exchange,  normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.  Foreign  exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Boards.

     Reported net realized gains and losses from foreign  currency  transactions arise from sales of portfolio  securities,  sales and  maturities  of short-term securities, sales of foreign currencies,  exchange rate fluctuations between the trade  and  settlement  dates on  securities  transactions,  and the  difference between the  amounts of  dividends,  interest,  and  foreign  withholding  taxes recorded  on the  Funds  books and the U.S.  dollar  equivalent  of the  amounts actually  received or paid. Net unrealized  appreciation and depreciation on the translation of assets and liabilities  denominated in foreign  currencies  arise from changes in the values of assets and liabilities,  including  investments in securities at fiscal period end, resulting from changes in exchange rates.

     The effect of changes in foreign currency  exchange rates on investments is separately  identified  from the  fluctuations  arising  from  changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds Statement of Operations.

     Investments in Oppenheimer  Institutional  Money Market Fund. The Funds are
permitted to invest daily available cash balances in an affiliated  money market fund.  The Funds may invest the available  cash in Class E shares of Oppenheimer
Institutional Money Market Fund ("IMMF") to seek current income while preserving
liquidity.   IMMF  is  a  registered  open-end  management  investment  company, regulated as a money market fund under the  Investment  Company Act of 1940,  as amended.  The  Manager  is also  the  investment  adviser  of  IMMF.  The  Funds
investment  in  IMMF  is  included  in  the  Statement  of  Investments.   As  a
shareholder,  the Funds are subject to their proportional share of IMMFs Class E expenses,  including  its  management  fee.  The Manager  will waive fees and/or reimburse  Fund  expenses in an amount  equal to the  indirect  management  fees incurred through the Funds investment in IMMF.

     Repurchase  Agreements.  The  Funds  require  its  custodian  bank  to take possession,  to have legally segregated in the Federal Reserve Book Entry System or to have  segregated  within the  custodians  vault,  all  securities  held as collateral  for  repurchase  agreements.  The market value of the  collateral is required to be sufficient to cover  payments of interest and  principal.  If the seller of the agreement defaults and the value of the collateral declines, or if the seller  enters an  insolvency  proceeding,  realization  of the value of the collateral by the Funds may be delayed or limited.

     Investments  With  Off-Balance  Sheet Risk.  The Funds enter into financial instrument transactions (such as swaps, futures,  options and other derivatives)
that may have  off-balance  sheet  market  risk.  Off-balance  sheet market risk exists when the maximum potential loss on a particular  financial  instrument is greater than the value of such financial  instrument,  as reflected in the Funds
Statement of Assets and Liabilities.

     Allocation of Income,  Expenses,  Gains and Losses. Income, expenses (other than those attributable to a specific class),  gains and losses are allocated on a daily basis to each class of shares based upon the relative  proportion of net assets represented by such class.  Operating expenses directly attributable to a specific class are charged against the operations of that class.

     Federal Taxes.  The Funds intend to comply with  provisions of the Internal
Revenue Code  applicable  to regulated  investment  companies  and to distribute substantially  all of its investment  company taxable income,  including any net realized gain on investments not offset by capital loss  carryforwards,  if any, to  shareholders.  Therefore,  no  federal  income or excise  tax  provision  is required. The Funds file income tax returns in U.S. federal and applicable state jurisdictions.  The  statute  of  limitations  on the Funds tax  return  filings generally remain open for the three preceding fiscal reporting period ends.

     Net  investment  income  (loss) and net realized gain (loss) may differ for
financial   statement  and  tax   purposes.   The  character  of  dividends  and
distributions  made  during the fiscal  year from net  investment  income or net realized  gains may differ  from their  ultimate  characterization  for  federal income tax purposes.  Also,  due to timing of dividends and  distributions,  the fiscal year in which amounts are  distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Funds.

     Other.   The  preparation  of  financial   statements  in  conformity  with
accounting  principles  generally  accepted  in the  United  States  of  America requires  management to make estimates and assumptions  that affect the reported amounts  of assets and  liabilities  and  disclosure  of  contingent  assets and liabilities at the date of the financial  statements and the reported amounts of increases  and  decreases  in net assets from  operations  during the  reporting period. Actual results could differ from those estimates.

     2. Fees and Other  Transactions with Affiliates  Management Fees. Under the investment advisory agreement,  the Funds pay the Manager a management fee based on the daily net assets of the Funds at an annual rate as shown in the following tables:

International Value Fee Schedule
Up to $500 million                     0.85
%
Next $500 million                      0.75

Over $1.0 billion                      0.70

Quest International Fee Schedule
Up to $1 billion                       0.60
%
Next $1 billion                        0.55

Over $2.0 billion                      0.52

     Administration  Fees. Quest  International pays  administration fees to the
Manager in accordance with the  administration  agreement,  which provides for a fee of 0.25% of the first $500  million  of  average  annual net assets of Quest
International  and 0.15% of average annual net assets in excess of $500 million.
During the twelve months ended May 31, 2008, Quest International paid $2,169,359 to the Manager for administration services.

     Foreign  Currency  Exchange  Contracts  The Funds may  enter  into  foreign currency exchange  contracts  (forward  contracts) for the purchase or sale of a foreign currency at a negotiated rate at a future date.

     Forward  contracts  are reported on a schedule  following  the Statement of
Investments.  Forward  contracts  will be valued  daily  based upon the  closing prices of the forward  currency rates determined at the close of the Exchange as provided  by a  bank,  dealer  or  pricing  service.  The  resulting  unrealized
appreciation   (depreciation)  is  reported  in  the  Statement  of  Assets  and
Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized  appreciation  (depreciation).  At contract close,  the difference  between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

     Risks to the Funds include both market and credit risk.  Market risk is the risk that the value of the forward  contract will  depreciate due to unfavorable changes in the exchange rates.  Credit risk arises from the possibility that the counterparty  will default.  If the counterparty  defaults,  the Funds loss will consist of the net amount of  contractual  payments  that the Funds have not yet received.

     As of April 30, 2008, the Funds had no outstanding forward contracts.

Illiquid Securities As of May 31, 2008,  investments in securities included issues that are illiquid.  Investments may be illiquid  because they do not have an active trading  market,  making it difficult to value them or dispose of them promptly  at an  acceptable  price.  The Funds will not invest  more than 10% of their net assets (determined at the time of purchase and reviewed  periodically)
in  illiquid  securities.  Securities  that  are  illiquid  are  marked  with an applicable footnote on the Statement of Investments.

5. Securities Lending

     The  Funds  lend  portfolio  securities  from time to time in order to earn additional  income in the form of fees or  interest  on  securities  received as collateral or the investment of any cash received as  collateral.  The loans are secured by  collateral  (either  securities,  letters of credit,  or cash) in an amount not less than 100% of the market  value of the loaned  securities  during the period of the loan. The market value of the loaned  securities is determined at the close of each  business day and any  additional  required  collateral  is delivered to the Fund on the next business day. If the borrower  defaults on its obligation  to return  the  securities  loaned  because of  insolvency  or other reasons, the Funds could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Funds continue to receive the economic  benefit of interest or dividends paid on the securities  loaned in the form of a substitute  payment received from the borrower and recognizes the gain or loss in the fair value of the  securities  loaned  that may occur  during the term of the loan.  The Funds  have the right  under  the  lending  agreement  to recover  the  securities  from  the  borrower  on  demand.  As of May 31,  2008,
International  Value and Quest  International  had on loan securities  valued at
$13,799,032  and  $53,339,799,   respectively.  Collateral  of  $14,313,950  and
$55,462,700  was received  for the loans,  all of which all was received in cash and subsequently invested in approved instruments.

                                                PROXY CARD

                            OPPENHEIMER INTERNATIONAL VALUE FUND
         PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON NOVEMBER 7, 2008

     The  undersigned,  revoking  prior proxies,  hereby  appoints Brian Wixted,
Brian Szilagyi,  and Kathleen Ives, and each of them, as  attorneys-in-fact  and proxies of the undersigned, with full power of substitution, to vote shares held in the name of the  undersigned  on the record  date at the  Special  Meeting of
Shareholders of Oppenheimer  International Value Fund (the "Fund") to be held at
6803 South Tucson Way, Centennial, Colorado, 80112, on November 7, 2008, at 1:30
P.M. Mountain Time, or at any adjournment  thereof,  upon the proposal described in the Notice of Meeting and accompanying Prospectus and Proxy Statement,  which have been received by the undersigned.

     This proxy is solicited on behalf of the Fund's Board of Trustees,  and the proposal (set forth on the reverse side of this proxy card) has been proposed by the Board of Trustees.

     When  properly  executed,  this  proxy  will be voted as  indicated  on the reverse side or "FOR" the proposal if no choice is indicated.  The proxy will be voted in  accordance  with the  proxy  holders'  best  judgment  as to any other matters that may arise at the Meeting.  Note:  Please sign this proxy exactly as your name or names appear  hereon.  Each joint owner  should sign.  Trustees and other  fiduciaries  should  indicate  the  capacity  in which  they  sign.  If a corporation,  partnership or other entity,  this  signature  should be that of a duly authorized individual who should state his or her title.

                            ______________________________________________
                            Signature                   Date

                    __________________________________________________________
                            Signature (if held jointly)
                             Date

                     __________________________________________
                            Title if a corporation, partnership or
                                   other entity

                                        FOLD HERE

     YOUR VOTE IS  IMPORTANT,  NO MATTER HOW MANY SHARES YOU OWN.  THE MATTER WE
ARE SUBMITTING FOR YOUR CONSIDERATION IS SIGNIFICANT TO THE FUND AND TO YOU AS A
FUND SHAREHOLDER. PLEASE TAKE THE TIME TO READ THE PROXY STATEMENT AND CAST YOUR
VOTE USING ANY OF THE METHODS DESCRIBED BELOW.

Three simple methods to vote your proxy:

                                                                     ----------------
1.  Internet:  Log on to  www.myproxyonline.com.  Make  sure to      Control Number:
               have this proxy card  available when you plan to
               vote  your  shares.  You will  need the  control
               number and check  digit  found in the box at the
               right at the time you execute your vote.
2.             Simply dial toll-free  1-866-458-9856 and follow      Check Digit:
Touchtone      the  automated  instructions.  Please  have this
 Phone:        proxy card available at the time of the call.
3.  Mail:      Simply  sign,  date,  and  complete  the reverse
               side of this  proxy  card and  return  it in the
               postage paid envelope provided.

TAGID: "TAG ID"
                                                              CUSIP: "CUSIP"

                                                                  PROXY CARD

                            OPPENHEIMER INTERNATIONAL VALUE FUND
  PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON NOVEMBER 7, 2008

    TO VOTE, MARK ONE BOX IN BLUE OR BLACK INK.  Example: [ ]

     THIS PROXY IS SOLICITED ON BEHALF OF THE FUND'S BOARD OF TRUSTEES,  AND THE
PROPOSAL BELOW HAS BEEN PROPOSED BY THE BOARD OF TRUSTEES.

    PROPOSAL:

     1. To approve an Agreement and Plan of Reorganization between International
Value Fund and  Oppenheimer  Quest  International  Value  Fund,  Inc.SM  ("Quest
International   Value  Fund"),  and  the  transactions   contemplated   thereby,
including:  (a) the transfer of  substantially  all the assets of  International
Value Fund to Quest  International  Value Fund in exchange for Class A, Class B,
Class C, Class N and Class Y shares of Quest  International  Value Fund; (b) the distribution of shares of Quest  International  Value Fund to the  corresponding
Class A,  Class B, Class C, Class N and Class Y  shareholders  of  International
Value Fund in complete  liquidation  of  International  Value Fund;  and (c) the cancellation of the outstanding  shares of International  Value Fund (all of the foregoing being referred to as the "Proposal").

                              FOR       AGAINST     ABSTAIN